Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000058929
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Institutional Shares
Trading Symbol	LCAIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Trending investments, which are most consistent with our overall market views, outperformed in 2024. Outperformance was driven by positioning in the US, including in US growth, US large cap and US mega cap.

  Contrarian investments, which reflect out-of-favor or non-consensus investments to capture inflection points of attractively valued areas of the market, contributed. Positions in the tech-software industry and Europe contributed. Exposure to biotech detracted from performance.

  Diversifying investments, which tend to be uncorrelated to the overall equity market, detracted. Exposure to long-term US Treasuries and copper were detractors.

  Performance contributors included: Vanguard S&P 500 Growth ETF, Vanguard S&P 500 ETF, Invesco QQQ Trust Series I.

  Performance detractors included: Vanguard Long-Term Treasury ETF, United States Copper Index Fund.

  Currency forwards and total return swaps were used during the year and marginally helped performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
12/14	$10,000	$10,000	$10,000
01/15	$9,810	$9,819	$9,975
02/15	$10,200	$10,394	$10,282
03/15	$10,090	$10,231	$10,203
04/15	$10,140	$10,472	$10,332
05/15	$10,130	$10,507	$10,343
06/15	$9,940	$10,262	$10,153
07/15	$9,990	$10,446	$10,290
08/15	$9,606	$9,755	$9,874
09/15	$9,374	$9,395	$9,688
10/15	$9,858	$10,139	$10,150
11/15	$9,838	$10,088	$10,108
12/15	$9,620	$9,910	$9,986
01/16	$9,219	$9,318	$9,682
02/16	$9,106	$9,249	$9,669
03/16	$9,496	$9,877	$10,085
04/16	$9,661	$10,033	$10,196
05/16	$9,640	$10,089	$10,232
06/16	$9,692	$9,976	$10,235
07/16	$10,041	$10,397	$10,520
08/16	$10,123	$10,405	$10,521
09/16	$10,164	$10,461	$10,552
10/16	$10,000	$10,258	$10,398
11/16	$10,041	$10,405	$10,388
12/16	$10,135	$10,654	$10,544
01/17	$10,386	$10,911	$10,706
02/17	$10,574	$11,213	$10,913
03/17	$10,595	$11,333	$10,982
04/17	$10,710	$11,501	$11,114
05/17	$10,814	$11,745	$11,290
06/17	$11,002	$11,789	$11,311
07/17	$11,232	$12,071	$11,493
08/17	$11,190	$12,088	$11,544
09/17	$11,535	$12,359	$11,678
10/17	$11,702	$12,592	$11,813
11/17	$11,775	$12,865	$11,961
12/17	$11,933	$13,039	$12,081
01/18	$12,439	$13,728	$12,408
02/18	$11,921	$13,159	$12,047
03/18	$11,663	$12,872	$11,918
04/18	$11,741	$13,020	$11,965
05/18	$11,730	$13,102	$12,044
06/18	$11,629	$13,096	$12,034
07/18	$11,888	$13,504	$12,261
08/18	$12,008	$13,672	$12,383
09/18	$11,940	$13,748	$12,394
10/18	$11,080	$12,739	$11,809
11/18	$11,195	$12,885	$11,917
12/18	$10,415	$11,905	$11,478
01/19	$11,058	$12,832	$12,063
02/19	$11,297	$13,218	$12,283
03/19	$11,368	$13,391	$12,473
04/19	$11,606	$13,866	$12,740
05/19	$11,261	$13,066	$12,381
06/19	$11,571	$13,927	$12,926
07/19	$11,690	$13,997	$12,976
08/19	$11,547	$13,710	$12,952
09/19	$11,606	$14,002	$13,086
10/19	$11,702	$14,358	$13,302
11/19	$11,845	$14,758	$13,524
12/19	$11,993	$15,201	$13,769
01/20	$12,005	$15,108	$13,825
02/20	$11,531	$13,832	$13,232
03/20	$10,559	$12,002	$12,203
04/20	$11,373	$13,312	$13,090
05/20	$11,823	$13,955	$13,505
06/20	$11,993	$14,325	$13,762
07/20	$12,309	$15,010	$14,239
08/20	$12,564	$16,013	$14,772
09/20	$12,394	$15,460	$14,451
10/20	$12,138	$14,985	$14,159
11/20	$12,892	$16,902	$15,290
12/20	$13,129	$17,619	$15,700
01/21	$13,042	$17,444	$15,561
02/21	$13,266	$17,891	$15,710
03/21	$13,626	$18,487	$15,951
04/21	$13,985	$19,346	$16,447
05/21	$14,159	$19,625	$16,612
06/21	$14,184	$19,917	$16,809
07/21	$14,308	$20,274	$17,065
08/21	$14,631	$20,779	$17,307
09/21	$14,060	$19,916	$16,812
10/21	$14,655	$21,044	$17,382
11/21	$14,296	$20,583	$17,168
12/21	$14,830	$21,462	$17,596
01/22	$14,092	$20,326	$16,886
02/22	$13,859	$19,812	$16,556
03/22	$13,988	$20,355	$16,634
04/22	$13,302	$18,663	$15,552
05/22	$13,224	$18,678	$15,600
06/22	$12,538	$17,061	$14,706
07/22	$13,030	$18,415	$15,551
08/22	$12,762	$17,646	$14,982
09/22	$12,086	$16,005	$13,881
10/22	$12,577	$17,154	$14,407
11/22	$12,948	$18,346	$15,230
12/22	$12,616	$17,566	$14,799
01/23	$13,004	$18,810	$15,610
02/23	$12,642	$18,358	$15,223
03/23	$12,911	$18,926	$15,661
04/23	$13,045	$19,257	$15,863
05/23	$12,723	$19,064	$15,699
06/23	$13,139	$20,218	$16,248
07/23	$13,527	$20,897	$16,572
08/23	$13,152	$20,398	$16,290
09/23	$12,656	$19,518	$15,702
10/23	$12,348	$18,952	$15,330
11/23	$13,232	$20,730	$16,467
12/23	$13,914	$21,748	$17,205
01/24	$13,983	$22,009	$17,310
02/24	$14,439	$22,942	$17,656
03/24	$14,798	$23,679	$18,068
04/24	$14,093	$22,800	$17,483
05/24	$14,618	$23,819	$18,069
06/24	$14,950	$24,306	$18,358
07/24	$15,088	$24,734	$18,573
08/24	$15,373	$25,388	$18,974
09/24	$15,629	$25,853	$19,285
10/24	$15,387	$25,340	$18,864
11/24	$16,114	$26,503	$19,464
12/24	$15,624	$25,812	$19,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	12.29%	5.43%	4.56%
MSCI World Index	18.67%	11.17%	9.95%
Global Asset Allocation Blended Index	10.61%	6.69%	6.65%

AssetsNet	$ 31,773,746
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 169,372
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$31,773,746
# of Portfolio Holdings	14
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$169,372

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	14.8%
Vanguard S&P 500 Growth ETF	14.8%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	10.1%
Invesco QQQ Trust Series 1	6.9%
iShares Expanded Tech-Software Sector ETF	6.7%
iShares Russell 2000 ETF	6.2%
Vanguard Mega Cap ETF	6.0%
iShares MSCI Japan ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%

Material Fund Change [Text Block]
C000058930
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Open Shares
Trading Symbol	LCAOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Trending investments, which are most consistent with our overall market views, outperformed in 2024. Outperformance was driven by positioning in the US, including in US growth, US large cap and US mega cap.

  Contrarian investments, which reflect out-of-favor or non-consensus investments to capture inflection points of attractively valued areas of the market, contributed. Positions in the tech-software industry and Europe contributed. Exposure to biotech detracted from performance.

  Diversifying investments, which tend to be uncorrelated to the overall equity market, detracted. Exposure to long-term US Treasuries and copper were detractors.

  Performance contributors included: Vanguard S&P 500 Growth ETF, Vanguard S&P 500 ETF, Invesco QQQ Trust Series I.

  Performance detractors included: Vanguard Long-Term Treasury ETF, United States Copper Index Fund.

  Currency forwards and total return swaps were used during the year and marginally helped performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
12/14	$10,000	$10,000	$10,000
01/15	$9,810	$9,819	$9,975
02/15	$10,190	$10,394	$10,282
03/15	$10,080	$10,231	$10,203
04/15	$10,120	$10,472	$10,332
05/15	$10,110	$10,507	$10,343
06/15	$9,920	$10,262	$10,153
07/15	$9,970	$10,446	$10,290
08/15	$9,586	$9,755	$9,874
09/15	$9,354	$9,395	$9,688
10/15	$9,838	$10,139	$10,150
11/15	$9,768	$10,088	$10,108
12/15	$9,539	$9,910	$9,986
01/16	$9,150	$9,318	$9,682
02/16	$9,027	$9,249	$9,669
03/16	$9,416	$9,877	$10,085
04/16	$9,580	$10,033	$10,196
05/16	$9,559	$10,089	$10,232
06/16	$9,611	$9,976	$10,235
07/16	$9,949	$10,397	$10,520
08/16	$10,020	$10,405	$10,521
09/16	$10,072	$10,461	$10,552
10/16	$9,898	$10,258	$10,398
11/16	$9,939	$10,405	$10,388
12/16	$10,024	$10,654	$10,544
01/17	$10,273	$10,911	$10,706
02/17	$10,460	$11,213	$10,913
03/17	$10,470	$11,333	$10,982
04/17	$10,585	$11,501	$11,114
05/17	$10,688	$11,745	$11,290
06/17	$10,865	$11,789	$11,311
07/17	$11,094	$12,071	$11,493
08/17	$11,052	$12,088	$11,544
09/17	$11,384	$12,359	$11,678
10/17	$11,551	$12,592	$11,813
11/17	$11,623	$12,865	$11,961
12/17	$11,775	$13,039	$12,081
01/18	$12,267	$13,728	$12,408
02/18	$11,753	$13,159	$12,047
03/18	$11,496	$12,872	$11,918
04/18	$11,575	$13,020	$11,965
05/18	$11,552	$13,102	$12,044
06/18	$11,452	$13,096	$12,034
07/18	$11,709	$13,504	$12,261
08/18	$11,817	$13,672	$12,383
09/18	$11,760	$13,748	$12,394
10/18	$10,897	$12,739	$11,809
11/18	$11,010	$12,885	$11,917
12/18	$10,239	$11,905	$11,478
01/19	$10,876	$12,832	$12,063
02/19	$11,111	$13,218	$12,283
03/19	$11,170	$13,391	$12,473
04/19	$11,406	$13,866	$12,740
05/19	$11,052	$13,066	$12,381
06/19	$11,370	$13,927	$12,926
07/19	$11,476	$13,997	$12,976
08/19	$11,323	$13,710	$12,952
09/19	$11,394	$14,002	$13,086
10/19	$11,476	$14,358	$13,302
11/19	$11,618	$14,758	$13,524
12/19	$11,766	$15,201	$13,769
01/20	$11,778	$15,108	$13,825
02/20	$11,298	$13,832	$13,232
03/20	$10,340	$12,002	$12,203
04/20	$11,143	$13,312	$13,090
05/20	$11,574	$13,955	$13,505
06/20	$11,742	$14,325	$13,762
07/20	$12,053	$15,010	$14,239
08/20	$12,293	$16,013	$14,772
09/20	$12,125	$15,460	$14,451
10/20	$11,873	$14,985	$14,159
11/20	$12,617	$16,902	$15,290
12/20	$12,854	$17,619	$15,700
01/21	$12,756	$17,444	$15,561
02/21	$12,964	$17,891	$15,710
03/21	$13,318	$18,487	$15,951
04/21	$13,672	$19,346	$16,447
05/21	$13,843	$19,625	$16,612
06/21	$13,867	$19,917	$16,809
07/21	$13,977	$20,274	$17,065
08/21	$14,282	$20,779	$17,307
09/21	$13,733	$19,916	$16,812
10/21	$14,306	$21,044	$17,382
11/21	$13,952	$20,583	$17,168
12/21	$14,466	$21,462	$17,596
01/22	$13,755	$20,326	$16,886
02/22	$13,526	$19,812	$16,556
03/22	$13,640	$20,355	$16,634
04/22	$12,966	$18,663	$15,552
05/22	$12,890	$18,678	$15,600
06/22	$12,216	$17,061	$14,706
07/22	$12,699	$18,415	$15,551
08/22	$12,437	$17,646	$14,982
09/22	$11,773	$16,005	$13,881
10/22	$12,242	$17,154	$14,407
11/22	$12,607	$18,346	$15,230
12/22	$12,288	$17,566	$14,799
01/23	$12,656	$18,810	$15,610
02/23	$12,301	$18,358	$15,223
03/23	$12,551	$18,926	$15,661
04/23	$12,682	$19,257	$15,863
05/23	$12,367	$19,064	$15,699
06/23	$12,774	$20,218	$16,248
07/23	$13,155	$20,897	$16,572
08/23	$12,774	$20,398	$16,290
09/23	$12,288	$19,518	$15,702
10/23	$11,986	$18,952	$15,330
11/23	$12,853	$20,730	$16,467
12/23	$13,499	$21,748	$17,205
01/24	$13,566	$22,009	$17,310
02/24	$14,025	$22,942	$17,656
03/24	$14,363	$23,679	$18,068
04/24	$13,661	$22,800	$17,483
05/24	$14,174	$23,819	$18,069
06/24	$14,498	$24,306	$18,358
07/24	$14,633	$24,734	$18,573
08/24	$14,911	$25,388	$18,974
09/24	$15,148	$25,853	$19,285
10/24	$14,911	$25,340	$18,864
11/24	$15,608	$26,503	$19,464
12/24	$15,133	$25,812	$19,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	12.11%	5.16%	4.23%
MSCI World Index	18.67%	11.17%	9.95%
Global Asset Allocation Blended Index	10.61%	6.69%	6.65%

AssetsNet	$ 31,773,746
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 169,372
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$31,773,746
# of Portfolio Holdings	14
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$169,372

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	14.8%
Vanguard S&P 500 Growth ETF	14.8%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	10.1%
Invesco QQQ Trust Series 1	6.9%
iShares Expanded Tech-Software Sector ETF	6.7%
iShares Russell 2000 ETF	6.2%
Vanguard Mega Cap ETF	6.0%
iShares MSCI Japan ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%

Material Fund Change [Text Block]
C000240316
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Institutional Shares
Trading Symbol	CONIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the lowest credit-rated names detracted from performance, particularly in telecommunications and solar installation as credit-linked names rallied during the year, supported by a strong US economy.

  Overweight exposure to consumer linked names in cruise operators, live entertainment and travel booking services added to relative performance as the spending on leisure services remained robust.

  In the fourth quarter, underweight positions in fintech, defense and aeronautics hurt relative performance, as the market priced in a more supportive environment for these sectors due to an upcoming change in the US administration.

  Security selection in healthcare and semiconductors detracted from performance.

  An overweight to oil in the first part of the year and an overall underweight to steel benefited relative performance.

  Use of derivatives was a marginally positive contributor to relative performance, with gains from long equity index futures outweighing losses from long bond futures (which were used to increase duration).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,310	$10,580
02/23	$10,370	$10,057	$10,444
03/23	$10,433	$10,293	$10,375
04/23	$10,282	$10,356	$10,230
05/23	$10,373	$10,248	$10,320
06/23	$10,909	$10,232	$10,855
07/23	$11,151	$10,243	$11,151
08/23	$10,778	$10,181	$10,863
09/23	$10,466	$9,938	$10,580
10/23	$9,970	$9,789	$10,115
11/23	$10,516	$10,229	$10,642
12/23	$11,062	$10,617	$11,298
01/24	$10,927	$10,592	$11,167
02/24	$10,938	$10,465	$11,301
03/24	$11,116	$10,568	$11,563
04/24	$10,740	$10,321	$11,161
05/24	$10,886	$10,492	$11,433
06/24	$11,077	$10,588	$11,527
07/24	$11,182	$10,828	$11,749
08/24	$11,350	$10,988	$11,903
09/24	$11,506	$11,139	$12,134
10/24	$11,485	$10,886	$12,236
11/24	$12,161	$11,000	$13,065
12/24	$11,644	$10,834	$12,545

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/30/22
Institutional Shares	5.25%	7.89%
US Universal Index	2.04%	4.09%
ICE BofA US Convertible Index	11.14%	12.00%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 13,007,916
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$13,007,916
# of Portfolio Holdings	81
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Live Nation Entertainment, Inc. 2.875% due 01/15/30	3.3%
Boeing Co. 6.000% due 10/15/27	3.0%
MicroStrategy, Inc. 0.625% due 03/15/30	2.8%
Bank of America Corp.	2.7%
Uber Technologies, Inc. 0.000% due 12/15/25	2.3%
Palo Alto Networks, Inc. 0.375% due 06/01/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.0%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%

Material Fund Change [Text Block]
C000240317
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Open Shares
Trading Symbol	CONOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the lowest credit-rated names detracted from performance, particularly in telecommunications and solar installation as credit-linked names rallied during the year, supported by a strong US economy.

  Overweight exposure to consumer linked names in cruise operators, live entertainment and travel booking services added to relative performance as the spending on leisure services remained robust.

  In the fourth quarter, underweight positions in fintech, defense and aeronautics hurt relative performance, as the market priced in a more supportive environment for these sectors due to an upcoming change in the US administration.

  Security selection in healthcare and semiconductors detracted from performance.

  An overweight to oil in the first part of the year and an overall underweight to steel benefited relative performance.

  Use of derivatives was a marginally positive contributor to relative performance, with gains from long equity index futures outweighing losses from long bond futures (which were used to increase duration).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,310	$10,580
02/23	$10,360	$10,057	$10,444
03/23	$10,427	$10,293	$10,375
04/23	$10,276	$10,356	$10,230
05/23	$10,367	$10,248	$10,320
06/23	$10,906	$10,232	$10,855
07/23	$11,138	$10,243	$11,151
08/23	$10,765	$10,181	$10,863
09/23	$10,447	$9,938	$10,580
10/23	$9,952	$9,789	$10,115
11/23	$10,487	$10,229	$10,642
12/23	$11,035	$10,617	$11,298
01/24	$10,900	$10,592	$11,167
02/24	$10,910	$10,465	$11,301
03/24	$11,081	$10,568	$11,563
04/24	$10,706	$10,321	$11,161
05/24	$10,852	$10,492	$11,433
06/24	$11,035	$10,588	$11,527
07/24	$11,140	$10,828	$11,749
08/24	$11,297	$10,988	$11,903
09/24	$11,455	$11,139	$12,134
10/24	$11,434	$10,886	$12,236
11/24	$12,108	$11,000	$13,065
12/24	$11,595	$10,834	$12,545

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/30/22
Open Shares	5.08%	7.67%
US Universal Index	2.04%	4.09%
ICE BofA US Convertible Index	11.14%	12.00%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 13,007,916
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$13,007,916
# of Portfolio Holdings	81
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Live Nation Entertainment, Inc. 2.875% due 01/15/30	3.3%
Boeing Co. 6.000% due 10/15/27	3.0%
MicroStrategy, Inc. 0.625% due 03/15/30	2.8%
Bank of America Corp.	2.7%
Uber Technologies, Inc. 0.000% due 12/15/25	2.3%
Palo Alto Networks, Inc. 0.375% due 06/01/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.0%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%

Material Fund Change [Text Block]
C000028367
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Institutional Shares
Trading Symbol	LEVIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,799	$9,700
02/15	$10,343	$10,258
03/15	$10,321	$10,096
04/15	$10,231	$10,193
05/15	$10,529	$10,324
06/15	$10,380	$10,124
07/15	$10,671	$10,336
08/15	$10,037	$9,713
09/15	$10,007	$9,473
10/15	$10,723	$10,273
11/15	$10,589	$10,304
12/15	$10,700	$10,141
01/16	$10,112	$9,638
02/16	$10,236	$9,625
03/16	$10,832	$10,278
04/16	$10,747	$10,318
05/16	$10,979	$10,504
06/16	$10,955	$10,531
07/16	$11,698	$10,920
08/16	$11,719	$10,935
09/16	$11,781	$10,937
10/16	$11,268	$10,738
11/16	$11,377	$11,135
12/16	$11,489	$11,356
01/17	$11,757	$11,572
02/17	$12,089	$12,031
03/17	$12,187	$12,045
04/17	$12,406	$12,169
05/17	$12,495	$12,341
06/17	$12,373	$12,418
07/17	$12,455	$12,673
08/17	$12,511	$12,712
09/17	$12,568	$12,974
10/17	$12,893	$13,277
11/17	$13,128	$13,684
12/17	$13,269	$13,836
01/18	$13,954	$14,628
02/18	$13,599	$14,089
03/18	$13,321	$13,731
04/18	$13,122	$13,784
05/18	$13,503	$14,116
06/18	$13,616	$14,203
07/18	$13,902	$14,731
08/18	$14,276	$15,211
09/18	$14,285	$15,298
10/18	$13,178	$14,251
11/18	$13,639	$14,542
12/18	$12,464	$13,229
01/19	$13,441	$14,289
02/19	$14,050	$14,748
03/19	$14,417	$15,035
04/19	$14,852	$15,643
05/19	$14,059	$14,649
06/19	$15,162	$15,682
07/19	$15,684	$15,907
08/19	$15,529	$15,656
09/19	$15,674	$15,949
10/19	$15,616	$16,295
11/19	$15,906	$16,886
12/19	$16,418	$17,396
01/20	$16,720	$17,390
02/20	$15,238	$15,958
03/20	$13,074	$13,987
04/20	$14,507	$15,780
05/20	$15,277	$16,532
06/20	$15,209	$16,861
07/20	$15,677	$17,812
08/20	$16,466	$19,092
09/20	$16,242	$18,367
10/20	$15,950	$17,878
11/20	$17,529	$19,836
12/20	$17,892	$20,598
01/21	$17,605	$20,390
02/21	$18,596	$20,952
03/21	$19,488	$21,869
04/21	$20,737	$23,037
05/21	$20,479	$23,197
06/21	$20,727	$23,738
07/21	$21,262	$24,303
08/21	$21,663	$25,042
09/21	$20,771	$23,877
10/21	$21,783	$25,551
11/21	$21,332	$25,375
12/21	$22,548	$26,512
01/22	$21,232	$25,141
02/22	$20,603	$24,388
03/22	$21,232	$25,294
04/22	$20,087	$23,088
05/22	$19,778	$23,130
06/22	$18,256	$21,222
07/22	$19,973	$23,179
08/22	$18,775	$22,234
09/22	$17,002	$20,186
10/22	$17,982	$21,820
11/22	$18,962	$23,040
12/22	$18,063	$21,713
01/23	$19,605	$23,076
02/23	$18,950	$22,513
03/23	$19,654	$23,339
04/23	$19,690	$23,704
05/23	$19,399	$23,806
06/23	$20,625	$25,379
07/23	$20,686	$26,194
08/23	$19,923	$25,777
09/23	$18,914	$24,548
10/23	$18,124	$24,032
11/23	$19,923	$26,226
12/23	$21,009	$27,417
01/24	$20,664	$27,878
02/24	$21,132	$29,366
03/24	$21,747	$30,312
04/24	$20,443	$29,075
05/24	$20,812	$30,517
06/24	$21,648	$31,592
07/24	$22,091	$31,976
08/24	$23,444	$32,752
09/24	$23,862	$33,451
10/24	$23,764	$33,148
11/24	$24,354	$35,094
12/24	$23,252	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	10.68%	7.21%	8.80%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 61,629,302
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 754,334
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.85% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.85% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028366
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Open Shares
Trading Symbol	LEVOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,793	$9,700
02/15	$10,333	$10,258
03/15	$10,304	$10,096
04/15	$10,222	$10,193
05/15	$10,511	$10,324
06/15	$10,356	$10,124
07/15	$10,652	$10,336
08/15	$10,015	$9,713
09/15	$9,985	$9,473
10/15	$10,696	$10,273
11/15	$10,556	$10,304
12/15	$10,667	$10,141
01/16	$10,077	$9,638
02/16	$10,200	$9,625
03/16	$10,790	$10,278
04/16	$10,706	$10,318
05/16	$10,936	$10,504
06/16	$10,905	$10,531
07/16	$11,641	$10,920
08/16	$11,661	$10,935
09/16	$11,715	$10,937
10/16	$11,215	$10,738
11/16	$11,315	$11,135
12/16	$11,420	$11,356
01/17	$11,685	$11,572
02/17	$12,014	$12,031
03/17	$12,102	$12,045
04/17	$12,326	$12,169
05/17	$12,406	$12,341
06/17	$12,286	$12,418
07/17	$12,366	$12,673
08/17	$12,422	$12,712
09/17	$12,470	$12,974
10/17	$12,783	$13,277
11/17	$13,015	$13,684
12/17	$13,158	$13,836
01/18	$13,824	$14,628
02/18	$13,483	$14,089
03/18	$13,192	$13,731
04/18	$12,996	$13,784
05/18	$13,372	$14,116
06/18	$13,483	$14,203
07/18	$13,764	$14,731
08/18	$14,123	$15,211
09/18	$14,141	$15,298
10/18	$13,034	$14,251
11/18	$13,487	$14,542
12/18	$12,322	$13,229
01/19	$13,290	$14,289
02/19	$13,878	$14,748
03/19	$14,248	$15,035
04/19	$14,675	$15,643
05/19	$13,878	$14,649
06/19	$14,969	$15,682
07/19	$15,481	$15,907
08/19	$15,329	$15,656
09/19	$15,471	$15,949
10/19	$15,396	$16,295
11/19	$15,690	$16,886
12/19	$16,194	$17,396
01/20	$16,480	$17,390
02/20	$15,021	$15,958
03/20	$12,884	$13,987
04/20	$14,286	$15,780
05/20	$15,040	$16,532
06/20	$14,973	$16,861
07/20	$15,431	$17,812
08/20	$16,203	$19,092
09/20	$15,984	$18,367
10/20	$15,688	$17,878
11/20	$17,243	$19,836
12/20	$17,591	$20,598
01/21	$17,310	$20,390
02/21	$18,277	$20,952
03/21	$19,157	$21,869
04/21	$20,376	$23,037
05/21	$20,115	$23,197
06/21	$20,347	$23,738
07/21	$20,879	$24,303
08/21	$21,260	$25,042
09/21	$20,389	$23,877
10/21	$21,377	$25,551
11/21	$20,927	$25,375
12/21	$22,115	$26,512
01/22	$20,813	$25,141
02/22	$20,201	$24,388
03/22	$20,802	$25,294
04/22	$19,690	$23,088
05/22	$19,378	$23,130
06/22	$17,877	$21,222
07/22	$19,556	$23,179
08/22	$18,381	$22,234
09/22	$16,635	$20,186
10/22	$17,599	$21,820
11/22	$18,551	$23,040
12/22	$17,675	$21,713
01/23	$19,169	$23,076
02/23	$18,534	$22,513
03/23	$19,216	$23,339
04/23	$19,240	$23,704
05/23	$18,946	$23,806
06/23	$20,145	$25,379
07/23	$20,204	$26,194
08/23	$19,453	$25,777
09/23	$18,464	$24,548
10/23	$17,699	$24,032
11/23	$19,440	$26,226
12/23	$20,507	$27,417
01/24	$20,154	$27,878
02/24	$20,624	$29,366
03/24	$21,213	$30,312
04/24	$19,942	$29,075
05/24	$20,295	$30,517
06/24	$21,095	$31,592
07/24	$21,519	$31,976
08/24	$22,838	$32,752
09/24	$23,238	$33,451
10/24	$23,120	$33,148
11/24	$23,709	$35,094
12/24	$22,635	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	10.38%	6.93%	8.51%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 61,629,302
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 754,334
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000134188
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	R6 Shares
Trading Symbol	RLUEX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  After initial underperformance in April amid investor concerns around gross margins, Marvell outperformed for the year, as quarterly results announced in December exceeded expectations, and management raised guidance citing higher AI-related ASIC volumes.

  Coherent reported strong earnings driven by gross margin improvement and AI transceiver demand after we initiated our position in August.

  UnitedHealth announced solid quarterly results that showed stability in underlying medical loss ratio trends. We exited our position in September.

Detractors from Performance

  Evolent Health fell amid significant pressure on the managed care ecosystem, coupled with an unexpected earnings miss and reduced guidance by management (citing higher utilization in oncology). We exited our position.

  LabCorp announced a surprising, initially dilutive acquisition and we exited the position.

  Crown Castle shares underperformed amid muted leasing activity and higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,010,050
12/16	$1,001,730	$1,030,049
01/17	$1,025,042	$1,049,620
02/17	$1,054,713	$1,091,290
03/17	$1,062,484	$1,092,599
04/17	$1,082,264	$1,103,853
05/17	$1,089,328	$1,119,417
06/17	$1,079,438	$1,126,358
07/17	$1,086,502	$1,149,561
08/17	$1,091,457	$1,153,080
09/17	$1,096,402	$1,176,833
10/17	$1,123,953	$1,204,295
11/17	$1,144,440	$1,241,230
12/17	$1,157,203	$1,255,032
01/18	$1,216,798	$1,326,887
02/18	$1,185,869	$1,277,982
03/18	$1,161,729	$1,245,505
04/18	$1,144,378	$1,250,284
05/18	$1,177,570	$1,280,393
06/18	$1,187,377	$1,288,274
07/18	$1,212,271	$1,336,198
08/18	$1,244,808	$1,379,758
09/18	$1,246,349	$1,387,622
10/18	$1,149,290	$1,292,709
11/18	$1,189,346	$1,319,080
12/18	$1,086,833	$1,199,967
01/19	$1,172,635	$1,296,128
02/19	$1,224,790	$1,337,744
03/19	$1,257,596	$1,363,739
04/19	$1,295,451	$1,418,957
05/19	$1,225,631	$1,328,785
06/19	$1,322,369	$1,422,432
07/19	$1,367,794	$1,442,916
08/19	$1,354,335	$1,420,117
09/19	$1,366,953	$1,446,674
10/19	$1,361,064	$1,478,066
11/19	$1,387,142	$1,531,720
12/19	$1,432,332	$1,577,978
01/20	$1,458,621	$1,577,363
02/20	$1,328,872	$1,447,514
03/20	$1,139,760	$1,268,732
04/20	$1,265,269	$1,431,371
05/20	$1,331,416	$1,499,547
06/20	$1,326,328	$1,529,388
07/20	$1,367,033	$1,615,645
08/20	$1,435,726	$1,731,810
09/20	$1,416,221	$1,666,001
10/20	$1,390,780	$1,621,686
11/20	$1,528,162	$1,799,260
12/20	$1,559,742	$1,868,352
01/21	$1,535,600	$1,849,489
02/21	$1,620,959	$1,900,479
03/21	$1,699,421	$1,983,713
04/21	$1,808,059	$2,089,581
05/21	$1,785,642	$2,104,176
06/21	$1,807,197	$2,153,203
07/21	$1,853,757	$2,204,449
08/21	$1,888,587	$2,271,465
09/21	$1,811,858	$2,165,842
10/21	$1,899,922	$2,317,667
11/21	$1,859,814	$2,301,675
12/21	$1,966,253	$2,404,790
01/22	$1,850,826	$2,280,463
02/22	$1,797,092	$2,212,182
03/22	$1,850,826	$2,294,320
04/22	$1,752,314	$2,094,251
05/22	$1,724,452	$2,098,093
06/22	$1,592,108	$1,925,000
07/22	$1,741,368	$2,102,485
08/22	$1,637,244	$2,016,742
09/22	$1,482,040	$1,831,003
10/22	$1,568,264	$1,979,243
11/22	$1,653,474	$2,089,883
12/22	$1,575,212	$1,969,506
01/23	$1,709,206	$2,093,191
02/23	$1,652,232	$2,042,117
03/23	$1,719,756	$2,117,062
04/23	$1,722,922	$2,150,089
05/23	$1,696,545	$2,159,334
06/23	$1,804,162	$2,302,066
07/23	$1,809,437	$2,376,020
08/23	$1,743,124	$2,338,190
09/23	$1,655,554	$2,226,710
10/23	$1,585,734	$2,179,890
11/23	$1,743,124	$2,378,914
12/23	$1,838,806	$2,486,916
01/24	$1,806,919	$2,528,697
02/24	$1,849,435	$2,663,729
03/24	$1,902,580	$2,749,501
04/24	$1,815,423	$2,637,321
05/24	$1,849,435	$2,768,133
06/24	$1,923,838	$2,865,608
07/24	$1,964,228	$2,900,489
08/24	$2,083,272	$2,970,846
09/24	$2,119,410	$3,034,294
10/24	$2,110,907	$3,006,778
11/24	$2,166,178	$3,183,279
12/24	$2,068,044	$3,107,395

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	12.47%	7.62%	9.35%
S&P 500 Index	25.02%	14.53%	14.96%

Performance Inception Date	Nov. 15, 2016
AssetsNet	$ 61,629,302
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 754,334
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$61,629,302
# of Portfolio Holdings	21
Portfolio Turnover Rate	146%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$754,334

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	10.5%
Amazon.com, Inc.	9.9%
DigitalOcean Holdings, Inc.	7.2%
Charles Schwab Corp.	6.5%
Onto Innovation, Inc.	6.0%
Intercontinental Exchange, Inc.	5.2%
Thor Industries, Inc.	4.8%
Boeing Co.	4.7%
First American Financial Corp.	4.5%
Rockwell Automation, Inc.	4.3%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.80% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.70% to 0.65% of the Portfolio’s average daily net assets. Additionally, effective June 28, 2024, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.80% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028365
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Institutional Shares
Trading Symbol	LZUSX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,549	$9,700
02/15	$10,097	$10,258
03/15	$9,976	$10,096
04/15	$10,008	$10,193
05/15	$10,153	$10,324
06/15	$9,984	$10,124
07/15	$10,088	$10,336
08/15	$9,458	$9,713
09/15	$9,208	$9,473
10/15	$9,844	$10,273
11/15	$9,724	$10,304
12/15	$9,525	$10,141
01/16	$8,970	$9,638
02/16	$8,926	$9,625
03/16	$9,560	$10,278
04/16	$9,499	$10,318
05/16	$9,716	$10,504
06/16	$9,577	$10,531
07/16	$10,046	$10,920
08/16	$10,152	$10,935
09/16	$10,206	$10,937
10/16	$9,911	$10,738
11/16	$10,259	$11,135
12/16	$10,449	$11,356
01/17	$10,665	$11,572
02/17	$11,006	$12,031
03/17	$11,060	$12,045
04/17	$11,195	$12,169
05/17	$11,258	$12,341
06/17	$11,276	$12,418
07/17	$11,465	$12,673
08/17	$11,464	$12,712
09/17	$11,741	$12,974
10/17	$11,916	$13,277
11/17	$12,202	$13,684
12/17	$12,348	$13,836
01/18	$13,063	$14,628
02/18	$12,656	$14,089
03/18	$12,388	$13,731
04/18	$12,398	$13,784
05/18	$12,686	$14,116
06/18	$12,706	$14,203
07/18	$13,232	$14,731
08/18	$13,653	$15,211
09/18	$13,754	$15,298
10/18	$12,860	$14,251
11/18	$13,124	$14,542
12/18	$11,963	$13,229
01/19	$12,793	$14,289
02/19	$13,331	$14,748
03/19	$13,541	$15,035
04/19	$14,056	$15,643
05/19	$13,296	$14,649
06/19	$14,185	$15,682
07/19	$14,477	$15,907
08/19	$14,313	$15,656
09/19	$14,547	$15,949
10/19	$14,769	$16,295
11/19	$15,272	$16,886
12/19	$15,751	$17,396
01/20	$16,000	$17,390
02/20	$14,638	$15,958
03/20	$12,596	$13,987
04/20	$14,246	$15,780
05/20	$14,940	$16,532
06/20	$15,031	$16,861
07/20	$15,764	$17,812
08/20	$16,883	$19,092
09/20	$16,405	$18,367
10/20	$16,020	$17,878
11/20	$17,747	$19,836
12/20	$18,475	$20,598
01/21	$18,129	$20,390
02/21	$18,889	$20,952
03/21	$19,870	$21,869
04/21	$21,141	$23,037
05/21	$21,280	$23,197
06/21	$21,570	$23,738
07/21	$22,247	$24,303
08/21	$22,733	$25,042
09/21	$21,871	$23,877
10/21	$23,341	$25,551
11/21	$22,578	$25,375
12/21	$23,529	$26,512
01/22	$22,211	$25,141
02/22	$21,845	$24,388
03/22	$22,460	$25,294
04/22	$20,835	$23,088
05/22	$20,556	$23,130
06/22	$19,268	$21,222
07/22	$20,937	$23,179
08/22	$19,976	$22,234
09/22	$18,184	$20,186
10/22	$19,551	$21,820
11/22	$20,696	$23,040
12/22	$19,542	$21,713
01/23	$20,625	$23,076
02/23	$19,843	$22,513
03/23	$20,444	$23,339
04/23	$20,745	$23,704
05/23	$20,730	$23,806
06/23	$21,783	$25,379
07/23	$22,340	$26,194
08/23	$21,889	$25,777
09/23	$20,941	$24,548
10/23	$20,550	$24,032
11/23	$22,415	$26,226
12/23	$23,406	$27,417
01/24	$23,634	$27,878
02/24	$24,653	$29,366
03/24	$25,139	$30,312
04/24	$24,242	$29,075
05/24	$24,972	$30,517
06/24	$25,611	$31,592
07/24	$26,341	$31,976
08/24	$26,648	$32,752
09/24	$26,862	$33,451
10/24	$26,313	$33,148
11/24	$27,547	$35,094
12/24	$26,712	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	14.13%	11.14%	10.32%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 93,528,993
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 439,552
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Material Fund Change [Text Block]
C000028364
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Open Shares
Trading Symbol	LZUOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
12/14	$10,000	$10,000
01/15	$9,543	$9,700
02/15	$10,088	$10,258
03/15	$9,960	$10,096
04/15	$9,992	$10,193
05/15	$10,136	$10,324
06/15	$9,968	$10,124
07/15	$10,064	$10,336
08/15	$9,428	$9,713
09/15	$9,188	$9,473
10/15	$9,813	$10,273
11/15	$9,693	$10,304
12/15	$9,489	$10,141
01/16	$8,938	$9,638
02/16	$8,895	$9,625
03/16	$9,515	$10,278
04/16	$9,455	$10,318
05/16	$9,670	$10,504
06/16	$9,532	$10,531
07/16	$9,989	$10,920
08/16	$10,094	$10,935
09/16	$10,147	$10,937
10/16	$9,847	$10,738
11/16	$10,192	$11,135
12/16	$10,387	$11,356
01/17	$10,591	$11,572
02/17	$10,929	$12,031
03/17	$10,974	$12,045
04/17	$11,107	$12,169
05/17	$11,169	$12,341
06/17	$11,187	$12,418
07/17	$11,365	$12,673
08/17	$11,365	$12,712
09/17	$11,638	$12,974
10/17	$11,812	$13,277
11/17	$12,086	$13,684
12/17	$12,230	$13,836
01/18	$12,936	$14,628
02/18	$12,524	$14,089
03/18	$12,260	$13,731
04/18	$12,269	$13,784
05/18	$12,544	$14,116
06/18	$12,573	$14,203
07/18	$13,083	$14,731
08/18	$13,488	$15,211
09/18	$13,598	$15,298
10/18	$12,705	$14,251
11/18	$12,966	$14,542
12/18	$11,814	$13,229
01/19	$12,630	$14,289
02/19	$13,159	$14,748
03/19	$13,366	$15,035
04/19	$13,860	$15,643
05/19	$13,113	$14,649
06/19	$13,986	$15,682
07/19	$14,274	$15,907
08/19	$14,101	$15,656
09/19	$14,331	$15,949
10/19	$14,538	$16,295
11/19	$15,044	$16,886
12/19	$15,506	$17,396
01/20	$15,750	$17,390
02/20	$14,403	$15,958
03/20	$12,389	$13,987
04/20	$14,005	$15,780
05/20	$14,685	$16,532
06/20	$14,788	$16,861
07/20	$15,493	$17,812
08/20	$16,589	$19,092
09/20	$16,121	$18,367
10/20	$15,743	$17,878
11/20	$17,435	$19,836
12/20	$18,155	$20,598
01/21	$17,804	$20,390
02/21	$18,546	$20,952
03/21	$19,491	$21,869
04/21	$20,747	$23,037
05/21	$20,882	$23,197
06/21	$21,165	$23,738
07/21	$21,813	$24,303
08/21	$22,288	$25,042
09/21	$21,432	$23,877
10/21	$22,881	$25,551
11/21	$22,122	$25,375
12/21	$23,049	$26,512
01/22	$21,751	$25,141
02/22	$21,380	$24,388
03/22	$21,994	$25,294
04/22	$20,396	$23,088
05/22	$20,125	$23,130
06/22	$18,842	$21,222
07/22	$20,482	$23,179
08/22	$19,532	$22,234
09/22	$17,786	$20,186
10/22	$19,102	$21,820
11/22	$20,219	$23,040
12/22	$19,089	$21,713
01/23	$20,156	$23,076
02/23	$19,381	$22,513
03/23	$19,966	$23,339
04/23	$20,258	$23,704
05/23	$20,229	$23,806
06/23	$21,252	$25,379
07/23	$21,793	$26,194
08/23	$21,354	$25,777
09/23	$20,419	$24,548
10/23	$20,039	$24,032
11/23	$21,851	$26,226
12/23	$22,816	$27,417
01/24	$23,037	$27,878
02/24	$24,010	$29,366
03/24	$24,481	$30,312
04/24	$23,597	$29,075
05/24	$24,319	$30,517
06/24	$24,938	$31,592
07/24	$25,646	$31,976
08/24	$25,929	$32,752
09/24	$26,136	$33,451
10/24	$25,604	$33,148
11/24	$26,786	$35,094
12/24	$25,970	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	13.83%	10.87%	10.01%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 93,528,993
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 439,552
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Material Fund Change [Text Block]
C000134187
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	R6 Shares
Trading Symbol	RLUSX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection and an overweight position in the financials sector contributed to performance. Shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to utilities helped relative performance. The sector was among the worst performers in the S&P 500 Index during the period.

  Stock selection in the information technology sector detracted from performance. Microsoft underperformed in the latter half of the year as investors were seemingly disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in the health care sector detracted from performance. Shares of life sciences company Danaher fell amid China weakness and in response to uncertainty about the impact that the incoming Trump administration would have on the industry.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
12/14	$1,000,000	$1,000,000
01/15	$954,948	$970,000
02/15	$1,009,654	$1,025,775
03/15	$997,586	$1,009,568
04/15	$1,000,805	$1,019,260
05/15	$1,015,286	$1,032,408
06/15	$998,391	$1,012,379
07/15	$1,008,850	$1,033,639
08/15	$945,799	$971,311
09/15	$920,846	$947,319
10/15	$984,435	$1,027,273
11/15	$972,361	$1,030,355
12/15	$952,224	$1,014,075
01/16	$897,489	$963,777
02/16	$893,145	$962,524
03/16	$955,699	$1,027,784
04/16	$953,093	$1,031,792
05/16	$972,207	$1,050,364
06/16	$958,306	$1,053,095
07/16	$1,005,222	$1,091,954
08/16	$1,015,816	$1,093,483
09/16	$1,021,167	$1,093,702
10/16	$991,736	$1,073,796
11/16	$1,026,519	$1,113,527
12/16	$1,045,648	$1,135,575
01/17	$1,067,226	$1,157,151
02/17	$1,102,291	$1,203,089
03/17	$1,106,786	$1,204,533
04/17	$1,120,273	$1,216,940
05/17	$1,127,465	$1,234,099
06/17	$1,128,365	$1,241,750
07/17	$1,147,246	$1,267,330
08/17	$1,147,208	$1,271,210
09/17	$1,174,896	$1,297,397
10/17	$1,192,432	$1,327,671
11/17	$1,221,043	$1,368,391
12/17	$1,235,579	$1,383,606
01/18	$1,307,149	$1,462,823
02/18	$1,266,394	$1,408,908
03/18	$1,239,555	$1,373,103
04/18	$1,241,543	$1,378,372
05/18	$1,269,376	$1,411,566
06/18	$1,272,358	$1,420,254
07/18	$1,325,042	$1,473,088
08/18	$1,366,128	$1,521,110
09/18	$1,377,318	$1,529,781
10/18	$1,286,785	$1,425,144
11/18	$1,313,233	$1,454,217
12/18	$1,196,868	$1,322,901
01/19	$1,279,935	$1,428,913
02/19	$1,334,923	$1,474,792
03/19	$1,355,982	$1,503,450
04/19	$1,406,291	$1,564,325
05/19	$1,331,413	$1,464,915
06/19	$1,420,330	$1,568,157
07/19	$1,449,579	$1,590,738
08/19	$1,432,030	$1,565,605
09/19	$1,456,599	$1,594,881
10/19	$1,477,658	$1,629,490
11/19	$1,527,966	$1,688,641
12/19	$1,577,052	$1,739,638
01/20	$1,601,939	$1,738,959
02/20	$1,464,405	$1,595,808
03/20	$1,260,069	$1,398,710
04/20	$1,425,110	$1,578,011
05/20	$1,494,531	$1,653,171
06/20	$1,505,010	$1,686,069
07/20	$1,577,052	$1,781,164
08/20	$1,688,956	$1,909,229
09/20	$1,641,118	$1,836,679
10/20	$1,603,911	$1,787,823
11/20	$1,776,660	$1,983,589
12/20	$1,849,539	$2,059,759
01/21	$1,814,981	$2,038,964
02/21	$1,891,009	$2,095,178
03/21	$1,987,771	$2,186,939
04/21	$2,114,944	$2,303,653
05/21	$2,130,149	$2,319,743
06/21	$2,159,178	$2,373,793
07/21	$2,226,911	$2,430,289
08/21	$2,275,558	$2,504,170
09/21	$2,189,341	$2,387,726
10/21	$2,336,334	$2,555,106
11/21	$2,258,597	$2,537,475
12/21	$2,355,120	$2,651,154
01/22	$2,223,304	$2,514,090
02/22	$2,185,224	$2,438,814
03/22	$2,248,203	$2,529,366
04/22	$2,085,629	$2,308,801
05/22	$2,057,801	$2,313,037
06/22	$1,927,449	$2,122,211
07/22	$2,095,881	$2,317,879
08/22	$1,999,792	$2,223,352
09/22	$1,820,531	$2,018,584
10/22	$1,955,712	$2,182,011
11/22	$2,071,791	$2,303,986
12/22	$1,954,799	$2,171,276
01/23	$2,064,653	$2,307,632
02/23	$1,986,401	$2,251,326
03/23	$2,046,595	$2,333,950
04/23	$2,076,692	$2,370,359
05/23	$2,073,682	$2,380,552
06/23	$2,179,022	$2,537,906
07/23	$2,234,701	$2,619,436
08/23	$2,189,556	$2,577,731
09/23	$2,096,255	$2,454,830
10/23	$2,057,129	$2,403,214
11/23	$2,243,730	$2,622,627
12/23	$2,341,301	$2,741,694
01/24	$2,365,642	$2,787,755
02/24	$2,467,570	$2,936,621
03/24	$2,514,731	$3,031,180
04/24	$2,424,974	$2,907,508
05/24	$2,499,518	$3,051,720
06/24	$2,563,413	$3,159,182
07/24	$2,636,436	$3,197,637
08/24	$2,667,202	$3,275,201
09/24	$2,688,539	$3,345,150
10/24	$2,633,671	$3,314,814
11/24	$2,757,124	$3,509,397
12/24	$2,673,603	$3,425,739

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
R6 Shares	14.19%	11.13%	10.33%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 93,528,993
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 439,552
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,528,993
# of Portfolio Holdings	31
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$439,552

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.0%
Amazon.com, Inc.	8.1%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.9%
Visa, Inc., A Shares	4.6%
Intercontinental Exchange, Inc.	4.4%
Goldman Sachs Group, Inc.	3.9%
UnitedHealth Group, Inc.	3.8%
Danaher Corp.	3.6%
Marsh & McLennan Cos., Inc.	3.6%

Material Fund Change [Text Block]
C000028363
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	LZHYX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
12/14	$10,000	$10,000	$10,000
01/15	$10,083	$10,190	$10,069
02/15	$10,289	$10,131	$10,309
03/15	$10,249	$10,173	$10,254
04/15	$10,332	$10,161	$10,377
05/15	$10,373	$10,143	$10,408
06/15	$10,249	$10,030	$10,249
07/15	$10,270	$10,088	$10,186
08/15	$10,143	$10,059	$10,007
09/15	$9,933	$10,098	$9,747
10/15	$10,249	$10,130	$10,013
11/15	$10,100	$10,093	$9,788
12/15	$9,929	$10,043	$9,536
01/16	$9,906	$10,154	$9,385
02/16	$9,991	$10,226	$9,429
03/16	$10,226	$10,351	$9,845
04/16	$10,419	$10,422	$10,239
05/16	$10,417	$10,430	$10,313
06/16	$10,502	$10,614	$10,424
07/16	$10,676	$10,701	$10,688
08/16	$10,828	$10,713	$10,926
09/16	$10,848	$10,715	$10,996
10/16	$10,845	$10,644	$11,031
11/16	$10,799	$10,405	$10,987
12/16	$10,931	$10,436	$11,203
01/17	$10,996	$10,472	$11,354
02/17	$11,107	$10,553	$11,531
03/17	$11,083	$10,550	$11,507
04/17	$11,216	$10,637	$11,637
05/17	$11,282	$10,719	$11,741
06/17	$11,278	$10,710	$11,754
07/17	$11,367	$10,764	$11,889
08/17	$11,386	$10,856	$11,886
09/17	$11,452	$10,818	$11,993
10/17	$11,471	$10,831	$12,039
11/17	$11,467	$10,815	$12,007
12/17	$11,487	$10,863	$12,042
01/18	$11,483	$10,758	$12,119
02/18	$11,361	$10,656	$12,006
03/18	$11,310	$10,710	$11,932
04/18	$11,329	$10,638	$12,011
05/18	$11,302	$10,696	$12,009
06/18	$11,322	$10,681	$12,051
07/18	$11,414	$10,703	$12,186
08/18	$11,507	$10,756	$12,274
09/18	$11,551	$10,710	$12,345
10/18	$11,377	$10,620	$12,143
11/18	$11,348	$10,668	$12,033
12/18	$11,173	$10,835	$11,769
01/19	$11,662	$10,984	$12,310
02/19	$11,832	$10,996	$12,517
03/19	$11,952	$11,195	$12,640
04/19	$12,073	$11,210	$12,817
05/19	$11,944	$11,382	$12,654
06/19	$12,241	$11,543	$12,964
07/19	$12,286	$11,578	$13,031
08/19	$12,382	$11,840	$13,082
09/19	$12,428	$11,788	$13,123
10/19	$12,472	$11,826	$13,153
11/19	$12,542	$11,824	$13,189
12/19	$12,664	$11,842	$13,465
01/20	$12,682	$12,054	$13,466
02/20	$12,494	$12,235	$13,257
03/20	$11,423	$11,996	$11,698
04/20	$11,859	$12,236	$12,143
05/20	$12,322	$12,350	$12,698
06/20	$12,314	$12,453	$12,822
07/20	$12,805	$12,672	$13,434
08/20	$12,902	$12,599	$13,567
09/20	$12,761	$12,576	$13,425
10/20	$12,805	$12,531	$13,488
11/20	$13,162	$12,695	$14,028
12/20	$13,291	$12,739	$14,295
01/21	$13,294	$12,659	$14,350
02/21	$13,283	$12,495	$14,400
03/21	$13,298	$12,350	$14,425
04/21	$13,388	$12,454	$14,583
05/21	$13,416	$12,501	$14,625
06/21	$13,539	$12,592	$14,825
07/21	$13,600	$12,719	$14,877
08/21	$13,661	$12,710	$14,959
09/21	$13,632	$12,602	$14,964
10/21	$13,561	$12,591	$14,937
11/21	$13,435	$12,607	$14,784
12/21	$13,671	$12,598	$15,062
01/22	$13,273	$12,322	$14,648
02/22	$13,182	$12,154	$14,516
03/22	$13,027	$11,828	$14,382
04/22	$12,563	$11,387	$13,859
05/22	$12,738	$11,449	$13,894
06/22	$11,989	$11,221	$12,948
07/22	$12,725	$11,503	$13,728
08/22	$12,287	$11,204	$13,399
09/22	$11,810	$10,721	$12,860
10/22	$12,150	$10,603	$13,226
11/22	$12,367	$10,999	$13,474
12/22	$12,289	$10,961	$13,372
01/23	$12,653	$11,301	$13,895
02/23	$12,429	$11,024	$13,715
03/23	$12,701	$11,282	$13,870
04/23	$12,776	$11,351	$14,004
05/23	$12,638	$11,233	$13,871
06/23	$12,744	$11,216	$14,096
07/23	$12,865	$11,227	$14,297
08/23	$12,838	$11,160	$14,338
09/23	$12,633	$10,893	$14,171
10/23	$12,584	$10,730	$13,996
11/23	$13,169	$11,213	$14,632
12/23	$13,598	$11,638	$15,172
01/24	$13,587	$11,610	$15,175
02/24	$13,526	$11,471	$15,220
03/24	$13,682	$11,584	$15,401
04/24	$13,537	$11,313	$15,247
05/24	$13,661	$11,500	$15,420
06/24	$13,828	$11,606	$15,569
07/24	$14,044	$11,869	$15,874
08/24	$14,261	$12,044	$16,127
09/24	$14,415	$12,209	$16,390
10/24	$14,282	$11,932	$16,300
11/24	$14,436	$12,058	$16,487
12/24	$14,320	$11,876	$16,416

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	5.31%	2.49%	3.66%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

AssetsNet	$ 124,514,586
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 584,468
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Material Fund Change Name [Text Block]

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

C000028362
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Open Shares
Trading Symbol	LZHOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US High Yield Index
12/14	$10,000	$10,000	$10,000
01/15	$10,101	$10,190	$10,069
02/15	$10,284	$10,131	$10,309
03/15	$10,241	$10,173	$10,254
04/15	$10,321	$10,161	$10,377
05/15	$10,360	$10,143	$10,408
06/15	$10,234	$10,030	$10,249
07/15	$10,252	$10,088	$10,186
08/15	$10,145	$10,059	$10,007
09/15	$9,934	$10,098	$9,747
10/15	$10,224	$10,130	$10,013
11/15	$10,074	$10,093	$9,788
12/15	$9,902	$10,043	$9,536
01/16	$9,877	$10,154	$9,385
02/16	$9,980	$10,226	$9,429
03/16	$10,189	$10,351	$9,845
04/16	$10,400	$10,422	$10,239
05/16	$10,396	$10,430	$10,313
06/16	$10,456	$10,614	$10,424
07/16	$10,627	$10,701	$10,688
08/16	$10,774	$10,713	$10,926
09/16	$10,814	$10,715	$10,996
10/16	$10,786	$10,644	$11,031
11/16	$10,738	$10,405	$10,987
12/16	$10,867	$10,436	$11,203
01/17	$10,929	$10,472	$11,354
02/17	$11,037	$10,553	$11,531
03/17	$11,032	$10,550	$11,507
04/17	$11,139	$10,637	$11,637
05/17	$11,201	$10,719	$11,741
06/17	$11,218	$10,710	$11,754
07/17	$11,280	$10,764	$11,889
08/17	$11,296	$10,856	$11,886
09/17	$11,359	$10,818	$11,993
10/17	$11,398	$10,831	$12,039
11/17	$11,368	$10,815	$12,007
12/17	$11,385	$10,863	$12,042
01/18	$11,378	$10,758	$12,119
02/18	$11,256	$10,656	$12,006
03/18	$11,203	$10,710	$11,932
04/18	$11,220	$10,638	$12,011
05/18	$11,190	$10,696	$12,009
06/18	$11,207	$10,681	$12,051
07/18	$11,295	$10,703	$12,186
08/18	$11,384	$10,756	$12,274
09/18	$11,425	$10,710	$12,345
10/18	$11,251	$10,620	$12,143
11/18	$11,220	$10,668	$12,033
12/18	$11,069	$10,835	$11,769
01/19	$11,523	$10,984	$12,310
02/19	$11,688	$10,996	$12,517
03/19	$11,803	$11,195	$12,640
04/19	$11,919	$11,210	$12,817
05/19	$11,814	$11,382	$12,654
06/19	$12,079	$11,543	$12,964
07/19	$12,120	$11,578	$13,031
08/19	$12,212	$11,840	$13,082
09/19	$12,279	$11,788	$13,123
10/19	$12,321	$11,826	$13,153
11/19	$12,362	$11,824	$13,189
12/19	$12,479	$11,842	$13,465
01/20	$12,500	$12,054	$13,466
02/20	$12,333	$12,235	$13,257
03/20	$11,255	$11,996	$11,698
04/20	$11,680	$12,236	$12,143
05/20	$12,131	$12,350	$12,698
06/20	$12,122	$12,453	$12,822
07/20	$12,601	$12,672	$13,434
08/20	$12,693	$12,599	$13,567
09/20	$12,578	$12,576	$13,425
10/20	$12,619	$12,531	$13,488
11/20	$12,946	$12,695	$14,028
12/20	$13,077	$12,739	$14,295
01/21	$13,070	$12,659	$14,350
02/21	$13,058	$12,495	$14,400
03/21	$13,070	$12,350	$14,425
04/21	$13,162	$12,454	$14,583
05/21	$13,187	$12,501	$14,625
06/21	$13,305	$12,592	$14,825
07/21	$13,355	$12,719	$14,877
08/21	$13,412	$12,710	$14,959
09/21	$13,380	$12,602	$14,964
10/21	$13,309	$12,591	$14,937
11/21	$13,183	$12,607	$14,784
12/21	$13,411	$12,598	$15,062
01/22	$13,020	$12,322	$14,648
02/22	$12,929	$12,154	$14,516
03/22	$12,775	$11,828	$14,382
04/22	$12,319	$11,387	$13,859
05/22	$12,481	$11,449	$13,894
06/22	$11,748	$11,221	$12,948
07/22	$12,464	$11,503	$13,728
08/22	$12,034	$11,204	$13,399
09/22	$11,560	$10,721	$12,860
10/22	$11,895	$10,603	$13,226
11/22	$12,105	$10,999	$13,474
12/22	$12,026	$10,961	$13,372
01/23	$12,379	$11,301	$13,895
02/23	$12,151	$11,024	$13,715
03/23	$12,421	$11,282	$13,870
04/23	$12,492	$11,351	$14,004
05/23	$12,355	$11,233	$13,871
06/23	$12,455	$11,216	$14,096
07/23	$12,571	$11,227	$14,297
08/23	$12,535	$11,160	$14,338
09/23	$12,341	$10,893	$14,171
10/23	$12,291	$10,730	$13,996
11/23	$12,857	$11,213	$14,632
12/23	$13,271	$11,638	$15,172
01/24	$13,258	$11,610	$15,175
02/24	$13,196	$11,471	$15,220
03/24	$13,352	$11,584	$15,401
04/24	$13,202	$11,313	$15,247
05/24	$13,320	$11,500	$15,420
06/24	$13,480	$11,606	$15,569
07/24	$13,687	$11,869	$15,874
08/24	$13,894	$12,044	$16,127
09/24	$14,042	$12,209	$16,390
10/24	$13,917	$11,932	$16,300
11/24	$14,056	$12,058	$16,487
12/24	$13,941	$11,876	$16,416

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	5.05%	2.24%	3.38%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

AssetsNet	$ 124,514,586
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 584,468
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Material Fund Change Name [Text Block]

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

C000134186
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	R6 Shares
Trading Symbol	RLCIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and healthcare sectors detracted from performance as compared to the ICE BofA US High Yield Index.

  Security selection in the communication services sector (media) was a headwind to performance.

  The Portfolio’s relative performance suffered from a higher average credit quality profile than the index (BB- vs B+), with an overweight exposure to BB credits and underweight exposure to B and CCC credits.

  Overweight exposures to the consumer discretionary sector (leisure) and to the industrials sector (capital goods) boosted relative performance.

  Security selection of Cloud Software and Frontier Communications helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$977,100	$1,003,410
12/16	$1,013,701	$980,003	$1,023,147
01/17	$1,021,846	$983,460	$1,036,886
02/17	$1,030,080	$991,048	$1,053,066
03/17	$1,029,885	$990,716	$1,050,857
04/17	$1,042,310	$998,936	$1,062,764
05/17	$1,046,276	$1,006,644	$1,072,257
06/17	$1,048,065	$1,005,790	$1,073,389
07/17	$1,056,266	$1,010,800	$1,085,770
08/17	$1,058,071	$1,019,521	$1,085,489
09/17	$1,064,202	$1,015,933	$1,095,241
10/17	$1,065,986	$1,017,152	$1,099,467
11/17	$1,065,603	$1,015,613	$1,096,517
12/17	$1,065,253	$1,020,091	$1,099,714
01/18	$1,064,884	$1,010,274	$1,106,765
02/18	$1,055,832	$1,000,695	$1,096,447
03/18	$1,051,002	$1,005,742	$1,089,678
04/18	$1,047,542	$999,031	$1,096,927
05/18	$1,025,661	$1,004,479	$1,096,761
06/18	$1,028,082	$1,003,023	$1,100,548
07/18	$1,034,920	$1,005,122	$1,112,846
08/18	$1,043,995	$1,010,074	$1,120,905
09/18	$1,046,397	$1,005,745	$1,127,418
10/18	$1,031,141	$997,332	$1,108,955
11/18	$1,028,805	$1,001,817	$1,098,892
12/18	$1,039,367	$1,017,491	$1,074,806
01/19	$1,056,950	$1,031,521	$1,124,171
02/19	$1,072,332	$1,032,645	$1,143,153
03/19	$1,083,201	$1,051,292	$1,154,354
04/19	$1,094,175	$1,052,764	$1,170,503
05/19	$1,084,720	$1,068,890	$1,155,625
06/19	$1,109,344	$1,084,009	$1,183,962
07/19	$1,115,710	$1,087,236	$1,190,024
08/19	$1,124,502	$1,111,837	$1,194,667
09/19	$1,128,632	$1,107,020	$1,198,454
10/19	$1,132,731	$1,110,597	$1,201,235
11/19	$1,136,790	$1,110,375	$1,204,515
12/19	$1,150,219	$1,112,029	$1,229,695
01/20	$1,149,561	$1,131,988	$1,229,744
02/20	$1,134,859	$1,148,937	$1,210,683
03/20	$1,035,720	$1,126,495	$1,068,319
04/20	$1,075,137	$1,149,060	$1,108,915
05/20	$1,117,023	$1,159,792	$1,159,636
06/20	$1,118,601	$1,169,469	$1,170,939
07/20	$1,162,650	$1,190,012	$1,226,887
08/20	$1,169,077	$1,183,150	$1,238,959
09/20	$1,158,592	$1,181,018	$1,226,043
10/20	$1,162,661	$1,176,796	$1,231,781
11/20	$1,194,230	$1,192,153	$1,281,086
12/20	$1,206,409	$1,196,270	$1,305,520
01/21	$1,205,981	$1,188,751	$1,310,516
02/21	$1,205,518	$1,173,412	$1,315,077
03/21	$1,206,894	$1,159,757	$1,317,316
04/21	$1,214,902	$1,169,509	$1,331,766
05/21	$1,217,442	$1,173,970	$1,335,610
06/21	$1,228,748	$1,182,528	$1,353,858
07/21	$1,233,564	$1,194,402	$1,358,677
08/21	$1,239,144	$1,193,605	$1,366,087
09/21	$1,236,542	$1,183,412	$1,366,546
10/21	$1,230,219	$1,182,445	$1,364,115
11/21	$1,218,850	$1,183,873	$1,350,135
12/21	$1,240,185	$1,183,075	$1,375,536
01/22	$1,204,424	$1,157,137	$1,337,723
02/22	$1,196,276	$1,141,361	$1,325,712
03/22	$1,182,474	$1,110,739	$1,313,446
04/22	$1,140,465	$1,069,312	$1,265,668
05/22	$1,156,530	$1,075,195	$1,268,836
06/22	$1,088,116	$1,053,710	$1,182,471
07/22	$1,155,474	$1,080,202	$1,253,690
08/22	$1,115,262	$1,052,121	$1,223,668
09/22	$1,072,229	$1,006,792	$1,174,454
10/22	$1,103,702	$995,745	$1,207,887
11/22	$1,122,754	$1,032,873	$1,230,497
12/22	$1,116,388	$1,029,365	$1,221,230
01/23	$1,149,420	$1,061,296	$1,268,975
02/23	$1,128,530	$1,035,218	$1,252,553
03/23	$1,153,847	$1,059,504	$1,266,653
04/23	$1,160,675	$1,065,976	$1,278,879
05/23	$1,147,507	$1,054,924	$1,266,736
06/23	$1,157,847	$1,053,285	$1,287,355
07/23	$1,168,825	$1,054,332	$1,305,687
08/23	$1,165,777	$1,047,983	$1,309,413
09/23	$1,147,195	$1,022,993	$1,294,184
10/23	$1,142,767	$1,007,609	$1,278,166
11/23	$1,195,759	$1,052,957	$1,336,300
12/23	$1,235,288	$1,092,910	$1,385,580
01/24	$1,234,356	$1,090,295	$1,385,837
02/24	$1,228,159	$1,077,223	$1,389,941
03/24	$1,242,930	$1,087,799	$1,406,498
04/24	$1,229,849	$1,062,379	$1,392,432
05/24	$1,241,070	$1,079,990	$1,408,232
06/24	$1,256,073	$1,089,900	$1,421,826
07/24	$1,274,947	$1,114,638	$1,449,727
08/24	$1,295,322	$1,131,046	$1,472,778
09/24	$1,309,337	$1,146,559	$1,496,784
10/24	$1,297,311	$1,120,518	$1,488,552
11/24	$1,310,509	$1,132,331	$1,505,670
12/24	$1,300,808	$1,115,229	$1,499,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	5.30%	2.49%	3.27%
US Universal Index	2.04%	0.06%	1.34%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

Performance Inception Date	Nov. 03, 2016
AssetsNet	$ 124,514,586
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 584,468
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,514,586
# of Portfolio Holdings	89
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$584,468

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bombardier, Inc., 8.750% due 11/15/30	1.9%
DISH Network Corp. 11.750% due 11/15/27	1.7%
Civitas Resources, Inc. 8.750% due 07/01/31	1.7%
Transocean, Inc. 8.750% due 02/15/30	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.6%
Terex Corp. 5.000% due 05/15/29	1.5%
Zayo Group Holdings, Inc. 4.000% due 03/01/27	1.5%
Lamb Weston Holdings, Inc. 4.125% due 01/31/30	1.5%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/29	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

Material Fund Change Name [Text Block]

Effective February 1, 2024, the Portfolio’s name changed from Lazard US Corporate Income Portfolio to Lazard US High Yield Portfolio. In connection with this change, effective February 1, 2024, the Portfolio has a principal investment strategy to invest, under normal circumstances, at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

C000096533
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Institutional Shares
Trading Symbol	UMNIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures to US Corporates and Asset Backed Securities, both of which outperformed US Treasuries, contributed to relative performance.

  There were no factors that materially detracted from relative performance on an individual basis.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
12/14	$10,000	$10,000	$10,000
01/15	$10,017	$10,190	$10,050
02/15	$10,016	$10,131	$10,028
03/15	$10,024	$10,173	$10,051
04/15	$10,032	$10,161	$10,056
05/15	$10,030	$10,143	$10,063
06/15	$10,028	$10,030	$10,066
07/15	$10,027	$10,088	$10,071
08/15	$10,025	$10,059	$10,067
09/15	$10,025	$10,098	$10,097
10/15	$10,025	$10,130	$10,087
11/15	$10,025	$10,093	$10,062
12/15	$10,005	$10,043	$10,053
01/16	$10,006	$10,154	$10,114
02/16	$10,007	$10,226	$10,126
03/16	$10,048	$10,351	$10,144
04/16	$10,059	$10,422	$10,147
05/16	$10,059	$10,430	$10,136
06/16	$10,100	$10,614	$10,197
07/16	$10,111	$10,701	$10,190
08/16	$10,101	$10,713	$10,173
09/16	$10,112	$10,715	$10,185
10/16	$10,123	$10,644	$10,178
11/16	$10,094	$10,405	$10,138
12/16	$10,105	$10,436	$10,141
01/17	$10,116	$10,472	$10,154
02/17	$10,129	$10,553	$10,164
03/17	$10,131	$10,550	$10,167
04/17	$10,142	$10,637	$10,181
05/17	$10,153	$10,719	$10,193
06/17	$10,155	$10,710	$10,185
07/17	$10,167	$10,764	$10,207
08/17	$10,190	$10,856	$10,226
09/17	$10,181	$10,818	$10,210
10/17	$10,183	$10,831	$10,204
11/17	$10,165	$10,815	$10,183
12/17	$10,178	$10,863	$10,184
01/18	$10,150	$10,758	$10,155
02/18	$10,144	$10,656	$10,151
03/18	$10,148	$10,710	$10,171
04/18	$10,153	$10,638	$10,155
05/18	$10,170	$10,696	$10,191
06/18	$10,177	$10,681	$10,193
07/18	$10,194	$10,703	$10,193
08/18	$10,223	$10,756	$10,225
09/18	$10,230	$10,710	$10,213
10/18	$10,239	$10,620	$10,228
11/18	$10,258	$10,668	$10,264
12/18	$10,288	$10,835	$10,345
01/19	$10,329	$10,984	$10,373
02/19	$10,339	$10,996	$10,384
03/19	$10,380	$11,195	$10,446
04/19	$10,400	$11,210	$10,469
05/19	$10,442	$11,382	$10,543
06/19	$10,483	$11,543	$10,597
07/19	$10,481	$11,578	$10,585
08/19	$10,523	$11,840	$10,670
09/19	$10,541	$11,788	$10,658
10/19	$10,570	$11,826	$10,693
11/19	$10,574	$11,824	$10,689
12/19	$10,589	$11,842	$10,712
01/20	$10,636	$12,054	$10,769
02/20	$10,693	$12,235	$10,863
03/20	$10,772	$11,996	$11,012
04/20	$10,819	$12,236	$11,017
05/20	$10,843	$12,350	$11,024
06/20	$10,855	$12,453	$11,027
07/20	$10,854	$12,672	$11,038
08/20	$10,852	$12,599	$11,036
09/20	$10,850	$12,576	$11,039
10/20	$10,847	$12,531	$11,034
11/20	$10,853	$12,695	$11,039
12/20	$10,849	$12,739	$11,045
01/21	$10,855	$12,659	$11,046
02/21	$10,850	$12,495	$11,038
03/21	$10,855	$12,350	$11,040
04/21	$10,847	$12,454	$11,046
05/21	$10,849	$12,501	$11,055
06/21	$10,850	$12,592	$11,038
07/21	$10,851	$12,719	$11,056
08/21	$10,840	$12,710	$11,055
09/21	$10,840	$12,602	$11,044
10/21	$10,829	$12,591	$11,009
11/21	$10,829	$12,607	$11,013
12/21	$10,807	$12,598	$10,985
01/22	$10,774	$12,322	$10,914
02/22	$10,745	$12,154	$10,873
03/22	$10,632	$11,828	$10,729
04/22	$10,577	$11,387	$10,677
05/22	$10,634	$11,449	$10,737
06/22	$10,569	$11,221	$10,675
07/22	$10,593	$11,503	$10,710
08/22	$10,540	$11,204	$10,634
09/22	$10,455	$10,721	$10,509
10/22	$10,447	$10,603	$10,498
11/22	$10,497	$10,999	$10,564
12/22	$10,517	$10,961	$10,585
01/23	$10,561	$11,301	$10,659
02/23	$10,537	$11,024	$10,582
03/23	$10,652	$11,282	$10,751
04/23	$10,682	$11,351	$10,778
05/23	$10,666	$11,233	$10,742
06/23	$10,624	$11,216	$10,691
07/23	$10,656	$11,227	$10,729
08/23	$10,691	$11,160	$10,771
09/23	$10,690	$10,893	$10,770
10/23	$10,716	$10,730	$10,807
11/23	$10,846	$11,213	$10,916
12/23	$10,965	$11,638	$11,038
01/24	$11,013	$11,610	$11,080
02/24	$10,966	$11,471	$11,035
03/24	$11,002	$11,584	$11,070
04/24	$10,967	$11,313	$11,035
05/24	$11,039	$11,500	$11,111
06/24	$11,110	$11,606	$11,173
07/24	$11,253	$11,869	$11,301
08/24	$11,361	$12,044	$11,402
09/24	$11,455	$12,209	$11,494
10/24	$11,370	$11,932	$11,426
11/24	$11,416	$12,058	$11,460
12/24	$11,426	$11,876	$11,487

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	4.21%	1.53%	1.34%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA 1-3 Year US Treasury Index	4.08%	1.40%	1.40%

AssetsNet	$ 33,316,042
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,316,042
# of Portfolio Holdings	27
Portfolio Turnover Rate	276%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 3.750% due 08/15/27	22.4%
U.S. Treasury Notes 4.000% due 12/15/27	18.7%
U.S. Treasury Notes 4.125% due 11/15/27	9.2%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
JPMorgan Chase & Co. 1.045% (1 day USD SOFR + 0.800%) due 11/19/26	3.1%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.0%
American Honda Finance Corp. 5.250% due 07/07/26	2.4%
Tricon Residential Trust, Series 2021-SFR1, Class A, Class A, 1.943% due 07/17/38	2.2%
T-Mobile USA, Inc. 2.625% due 04/15/26	2.1%

Material Fund Change [Text Block]
C000096534
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Open Shares
Trading Symbol	UMNOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures to US Corporates and Asset Backed Securities, both of which outperformed US Treasuries, contributed to relative performance.

  There were no factors that materially detracted from relative performance on an individual basis.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
12/14	$10,000	$10,000	$10,000
01/15	$10,005	$10,190	$10,050
02/15	$10,001	$10,131	$10,028
03/15	$10,006	$10,173	$10,051
04/15	$10,012	$10,161	$10,056
05/15	$10,018	$10,143	$10,063
06/15	$10,003	$10,030	$10,066
07/15	$10,009	$10,088	$10,071
08/15	$10,005	$10,059	$10,067
09/15	$10,003	$10,098	$10,097
10/15	$10,047	$10,130	$10,087
11/15	$10,099	$10,093	$10,062
12/15	$10,077	$10,043	$10,053
01/16	$10,085	$10,154	$10,114
02/16	$10,073	$10,226	$10,126
03/16	$10,112	$10,351	$10,144
04/16	$10,120	$10,422	$10,147
05/16	$10,128	$10,430	$10,136
06/16	$10,167	$10,614	$10,197
07/16	$10,165	$10,701	$10,190
08/16	$10,163	$10,713	$10,173
09/16	$10,172	$10,715	$10,185
10/16	$10,170	$10,644	$10,178
11/16	$10,138	$10,405	$10,138
12/16	$10,147	$10,436	$10,141
01/17	$10,155	$10,472	$10,154
02/17	$10,176	$10,553	$10,164
03/17	$10,175	$10,550	$10,167
04/17	$10,174	$10,637	$10,181
05/17	$10,183	$10,719	$10,193
06/17	$10,182	$10,710	$10,185
07/17	$10,201	$10,764	$10,207
08/17	$10,222	$10,856	$10,226
09/17	$10,200	$10,818	$10,210
10/17	$10,200	$10,831	$10,204
11/17	$10,179	$10,815	$10,183
12/17	$10,179	$10,863	$10,184
01/18	$10,159	$10,758	$10,155
02/18	$10,150	$10,656	$10,151
03/18	$10,152	$10,710	$10,171
04/18	$10,154	$10,638	$10,155
05/18	$10,168	$10,696	$10,191
06/18	$10,173	$10,681	$10,193
07/18	$10,188	$10,703	$10,193
08/18	$10,203	$10,756	$10,225
09/18	$10,208	$10,710	$10,213
10/18	$10,224	$10,620	$10,228
11/18	$10,230	$10,668	$10,264
12/18	$10,268	$10,835	$10,345
01/19	$10,296	$10,984	$10,373
02/19	$10,314	$10,996	$10,384
03/19	$10,353	$11,195	$10,446
04/19	$10,370	$11,210	$10,469
05/19	$10,409	$11,382	$10,543
06/19	$10,437	$11,543	$10,597
07/19	$10,443	$11,578	$10,585
08/19	$10,481	$11,840	$10,670
09/19	$10,498	$11,788	$10,658
10/19	$10,524	$11,826	$10,693
11/19	$10,526	$11,824	$10,689
12/19	$10,539	$11,842	$10,712
01/20	$10,573	$12,054	$10,769
02/20	$10,638	$12,235	$10,863
03/20	$10,714	$11,996	$11,012
04/20	$10,759	$12,236	$11,017
05/20	$10,770	$12,350	$11,024
06/20	$10,779	$12,453	$11,027
07/20	$10,787	$12,672	$11,038
08/20	$10,783	$12,599	$11,036
09/20	$10,779	$12,576	$11,039
10/20	$10,773	$12,531	$11,034
11/20	$10,778	$12,695	$11,039
12/20	$10,771	$12,739	$11,045
01/21	$10,775	$12,659	$11,046
02/21	$10,768	$12,495	$11,038
03/21	$10,759	$12,350	$11,040
04/21	$10,759	$12,454	$11,046
05/21	$10,760	$12,501	$11,055
06/21	$10,749	$12,592	$11,038
07/21	$10,749	$12,719	$11,056
08/21	$10,749	$12,710	$11,055
09/21	$10,738	$12,602	$11,044
10/21	$10,727	$12,591	$11,009
11/21	$10,728	$12,607	$11,013
12/21	$10,717	$12,598	$10,985
01/22	$10,673	$12,322	$10,914
02/22	$10,654	$12,154	$10,873
03/22	$10,539	$11,828	$10,729
04/22	$10,483	$11,387	$10,677
05/22	$10,537	$11,449	$10,737
06/22	$10,471	$11,221	$10,675
07/22	$10,493	$11,503	$10,710
08/22	$10,438	$11,204	$10,634
09/22	$10,351	$10,721	$10,509
10/22	$10,342	$10,603	$10,498
11/22	$10,389	$10,999	$10,564
12/22	$10,407	$10,961	$10,585
01/23	$10,448	$11,301	$10,659
02/23	$10,422	$11,024	$10,582
03/23	$10,534	$11,282	$10,751
04/23	$10,561	$11,351	$10,778
05/23	$10,532	$11,233	$10,742
06/23	$10,500	$11,216	$10,691
07/23	$10,530	$11,227	$10,729
08/23	$10,562	$11,160	$10,771
09/23	$10,559	$10,893	$10,770
10/23	$10,582	$10,730	$10,807
11/23	$10,708	$11,213	$10,916
12/23	$10,821	$11,638	$11,038
01/24	$10,866	$11,610	$11,080
02/24	$10,818	$11,471	$11,035
03/24	$10,851	$11,584	$11,070
04/24	$10,815	$11,313	$11,035
05/24	$10,894	$11,500	$11,111
06/24	$10,951	$11,606	$11,173
07/24	$11,101	$11,869	$11,301
08/24	$11,194	$12,044	$11,402
09/24	$11,284	$12,209	$11,494
10/24	$11,198	$11,932	$11,426
11/24	$11,241	$12,058	$11,460
12/24	$11,249	$11,876	$11,487

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	3.95%	1.31%	1.18%
US Universal Index	2.04%	0.06%	1.73%
ICE BofA 1-3 Year US Treasury Index	4.08%	1.40%	1.40%

AssetsNet	$ 33,316,042
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,316,042
# of Portfolio Holdings	27
Portfolio Turnover Rate	276%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 3.750% due 08/15/27	22.4%
U.S. Treasury Notes 4.000% due 12/15/27	18.7%
U.S. Treasury Notes 4.125% due 11/15/27	9.2%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
JPMorgan Chase & Co. 1.045% (1 day USD SOFR + 0.800%) due 11/19/26	3.1%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.0%
American Honda Finance Corp. 5.250% due 07/07/26	2.4%
Tricon Residential Trust, Series 2021-SFR1, Class A, Class A, 1.943% due 07/17/38	2.2%
T-Mobile USA, Inc. 2.625% due 04/15/26	2.1%

Material Fund Change [Text Block]
C000028371
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSCX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,708	$9,722	$9,678
02/15	$10,456	$10,285	$10,253
03/15	$10,612	$10,180	$10,431
04/15	$10,456	$10,226	$10,165
05/15	$10,633	$10,368	$10,397
06/15	$10,626	$10,194	$10,475
07/15	$10,463	$10,365	$10,354
08/15	$9,847	$9,739	$9,703
09/15	$9,484	$9,455	$9,227
10/15	$9,905	$10,202	$9,746
11/15	$10,238	$10,258	$10,063
12/15	$9,786	$10,048	$9,558
01/16	$9,010	$9,481	$8,718
02/16	$9,132	$9,478	$8,718
03/16	$9,794	$10,145	$9,413
04/16	$9,809	$10,208	$9,561
05/16	$9,931	$10,391	$9,776
06/16	$9,786	$10,412	$9,771
07/16	$10,281	$10,825	$10,354
08/16	$10,401	$10,853	$10,537
09/16	$10,354	$10,870	$10,654
10/16	$10,153	$10,635	$10,148
11/16	$11,029	$11,111	$11,279
12/16	$11,372	$11,327	$11,595
01/17	$11,341	$11,541	$11,641
02/17	$11,584	$11,970	$11,865
03/17	$11,521	$11,978	$11,881
04/17	$11,498	$12,105	$12,011
05/17	$11,647	$12,229	$11,767
06/17	$11,874	$12,339	$12,175
07/17	$11,898	$12,572	$12,265
08/17	$11,798	$12,596	$12,109
09/17	$12,383	$12,903	$12,865
10/17	$12,568	$13,185	$12,974
11/17	$12,920	$13,585	$13,348
12/17	$12,987	$13,721	$13,294
01/18	$13,280	$14,444	$13,641
02/18	$12,721	$13,912	$13,113
03/18	$12,827	$13,633	$13,282
04/18	$13,049	$13,684	$13,397
05/18	$13,421	$14,071	$14,210
06/18	$13,528	$14,163	$14,312
07/18	$13,865	$14,633	$14,561
08/18	$14,214	$15,147	$15,189
09/18	$13,971	$15,172	$14,823
10/18	$12,348	$14,054	$13,213
11/18	$12,718	$14,336	$13,423
12/18	$11,264	$13,002	$11,828
01/19	$12,419	$14,118	$13,159
02/19	$12,959	$14,614	$13,843
03/19	$12,887	$14,828	$13,554
04/19	$13,531	$15,420	$14,015
05/19	$12,720	$14,422	$12,924
06/19	$13,687	$15,435	$13,838
07/19	$13,812	$15,664	$13,919
08/19	$13,427	$15,345	$13,231
09/19	$13,927	$15,614	$13,506
10/19	$14,218	$15,950	$13,861
11/19	$14,364	$16,557	$14,432
12/19	$14,643	$17,035	$14,848
01/20	$14,353	$17,016	$14,371
02/20	$13,205	$15,623	$13,161
03/20	$10,081	$13,475	$10,301
04/20	$11,476	$15,259	$11,717
05/20	$12,206	$16,075	$12,480
06/20	$12,174	$16,443	$12,920
07/20	$12,732	$17,376	$13,278
08/20	$13,089	$18,635	$14,026
09/20	$12,603	$17,957	$13,557
10/20	$12,873	$17,569	$13,840
11/20	$14,689	$19,707	$16,391
12/20	$15,586	$20,593	$17,809
01/21	$15,780	$20,501	$18,705
02/21	$16,937	$21,142	$19,870
03/21	$17,488	$21,900	$20,069
04/21	$18,342	$23,029	$20,490
05/21	$18,374	$23,134	$20,533
06/21	$18,234	$23,705	$20,932
07/21	$17,920	$24,106	$20,176
08/21	$18,195	$24,793	$20,628
09/21	$17,686	$23,681	$20,020
10/21	$18,487	$25,282	$20,870
11/21	$17,675	$24,897	$20,000
12/21	$18,689	$25,878	$20,446
01/22	$17,703	$24,355	$18,478
02/22	$17,840	$23,742	$18,675
03/22	$17,778	$24,512	$18,907
04/22	$16,741	$22,312	$17,033
05/22	$16,704	$22,282	$17,059
06/22	$15,081	$20,418	$15,657
07/22	$16,604	$22,333	$17,292
08/22	$15,921	$21,500	$16,938
09/22	$14,545	$19,506	$15,314
10/22	$16,025	$21,106	$17,000
11/22	$16,790	$22,208	$17,398
12/22	$15,843	$20,907	$16,268
01/23	$17,102	$22,347	$17,855
02/23	$16,700	$21,825	$17,553
03/23	$16,129	$22,408	$16,714
04/23	$15,778	$22,647	$16,414
05/23	$15,272	$22,735	$16,262
06/23	$16,401	$24,288	$17,584
07/23	$17,206	$25,158	$18,660
08/23	$16,538	$24,673	$17,726
09/23	$15,812	$23,498	$16,683
10/23	$14,980	$22,875	$15,545
11/23	$16,050	$25,008	$16,952
12/23	$17,438	$26,334	$19,023
01/24	$17,073	$26,626	$18,283
02/24	$17,944	$28,067	$19,317
03/24	$18,646	$28,973	$20,009
04/24	$17,536	$27,698	$18,600
05/24	$18,337	$29,006	$19,534
06/24	$17,986	$29,905	$19,353
07/24	$18,983	$30,460	$21,319
08/24	$19,309	$31,123	$21,001
09/24	$19,572	$31,767	$21,148
10/24	$19,134	$31,534	$20,842
11/24	$20,786	$33,632	$23,128
12/24	$19,393	$32,604	$21,218

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	11.21%	5.78%	6.85%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 37,969,329
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 185,590
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Strategies [Text Block]
C000028370
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZCOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$130	1.23%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,701	$9,722	$9,678
02/15	$10,441	$10,285	$10,253
03/15	$10,605	$10,180	$10,431
04/15	$10,441	$10,226	$10,165
05/15	$10,613	$10,368	$10,397
06/15	$10,605	$10,194	$10,475
07/15	$10,441	$10,365	$10,354
08/15	$9,824	$9,739	$9,703
09/15	$9,458	$9,455	$9,227
10/15	$9,877	$10,202	$9,746
11/15	$10,205	$10,258	$10,063
12/15	$9,753	$10,048	$9,558
01/16	$8,983	$9,481	$8,718
02/16	$9,095	$9,478	$8,718
03/16	$9,753	$10,145	$9,413
04/16	$9,761	$10,208	$9,561
05/16	$9,881	$10,391	$9,776
06/16	$9,737	$10,412	$9,771
07/16	$10,226	$10,825	$10,354
08/16	$10,344	$10,853	$10,537
09/16	$10,303	$10,870	$10,654
10/16	$10,099	$10,635	$10,148
11/16	$10,958	$11,111	$11,279
12/16	$11,306	$11,327	$11,595
01/17	$11,273	$11,541	$11,641
02/17	$11,504	$11,970	$11,865
03/17	$11,447	$11,978	$11,881
04/17	$11,413	$12,105	$12,011
05/17	$11,562	$12,229	$11,767
06/17	$11,785	$12,339	$12,175
07/17	$11,802	$12,572	$12,265
08/17	$11,705	$12,596	$12,109
09/17	$12,280	$12,903	$12,865
10/17	$12,457	$13,185	$12,974
11/17	$12,813	$13,585	$13,348
12/17	$12,869	$13,721	$13,294
01/18	$13,150	$14,444	$13,641
02/18	$12,597	$13,912	$13,113
03/18	$12,700	$13,633	$13,282
04/18	$12,925	$13,684	$13,397
05/18	$13,282	$14,071	$14,210
06/18	$13,385	$14,163	$14,312
07/18	$13,713	$14,633	$14,561
08/18	$14,054	$15,147	$15,189
09/18	$13,806	$15,172	$14,823
10/18	$12,202	$14,054	$13,213
11/18	$12,565	$14,336	$13,423
12/18	$11,132	$13,002	$11,828
01/19	$12,264	$14,118	$13,159
02/19	$12,797	$14,614	$13,843
03/19	$12,720	$14,828	$13,554
04/19	$13,352	$15,420	$14,015
05/19	$12,553	$14,422	$12,924
06/19	$13,508	$15,435	$13,838
07/19	$13,619	$15,664	$13,919
08/19	$13,241	$15,345	$13,231
09/19	$13,730	$15,614	$13,506
10/19	$14,018	$15,950	$13,861
11/19	$14,151	$16,557	$14,432
12/19	$14,417	$17,035	$14,848
01/20	$14,131	$17,016	$14,371
02/20	$12,996	$15,623	$13,161
03/20	$9,925	$13,475	$10,301
04/20	$11,289	$15,259	$11,717
05/20	$11,999	$16,075	$12,480
06/20	$11,965	$16,443	$12,920
07/20	$12,515	$17,376	$13,278
08/20	$12,861	$18,635	$14,026
09/20	$12,377	$17,957	$13,557
10/20	$12,642	$17,569	$13,840
11/20	$14,420	$19,707	$16,391
12/20	$15,297	$20,593	$17,809
01/21	$15,482	$20,501	$18,705
02/21	$16,614	$21,142	$19,870
03/21	$17,156	$21,900	$20,069
04/21	$17,988	$23,029	$20,490
05/21	$18,011	$23,134	$20,533
06/21	$17,872	$23,705	$20,932
07/21	$17,549	$24,106	$20,176
08/21	$17,826	$24,793	$20,628
09/21	$17,318	$23,681	$20,020
10/21	$18,103	$25,282	$20,870
11/21	$17,295	$24,897	$20,000
12/21	$18,294	$25,878	$20,446
01/22	$17,322	$24,355	$18,478
02/22	$17,444	$23,742	$18,675
03/22	$17,390	$24,512	$18,907
04/22	$16,365	$22,312	$17,033
05/22	$16,324	$22,282	$17,059
06/22	$14,732	$20,418	$15,657
07/22	$16,230	$22,333	$17,292
08/22	$15,559	$21,500	$16,938
09/22	$14,207	$19,506	$15,314
10/22	$15,643	$21,106	$17,000
11/22	$16,389	$22,208	$17,398
12/22	$15,461	$20,907	$16,268
01/23	$16,686	$22,347	$17,855
02/23	$16,291	$21,825	$17,553
03/23	$15,728	$22,408	$16,714
04/23	$15,390	$22,647	$16,414
05/23	$14,897	$22,735	$16,262
06/23	$15,982	$24,288	$17,584
07/23	$16,770	$25,158	$18,660
08/23	$16,116	$24,673	$17,726
09/23	$15,398	$23,498	$16,683
10/23	$14,594	$22,875	$15,545
11/23	$15,628	$25,008	$16,952
12/23	$16,980	$26,334	$19,023
01/24	$16,611	$26,626	$18,283
02/24	$17,472	$28,067	$19,317
03/24	$18,149	$28,973	$20,009
04/24	$17,072	$27,698	$18,600
05/24	$17,826	$29,006	$19,534
06/24	$17,487	$29,905	$19,353
07/24	$18,456	$30,460	$21,319
08/24	$18,783	$31,123	$21,001
09/24	$19,025	$31,767	$21,148
10/24	$18,590	$31,534	$20,842
11/24	$20,200	$33,632	$23,128
12/24	$18,825	$32,604	$21,218

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	10.87%	5.48%	6.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 37,969,329
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 185,590
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Strategies [Text Block]
C000134190
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	R6 Shares
Trading Symbol	RLSMX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector detracted from relative performance as compared to the Russell 2000 Index. Detractors included DoubleVerify. The position was sold during the period.

  Stock selection in industrials, including a position in Hudson Technologies, detracted from performance.

  Stock selection in the energy sector, including a position in Antero, contributed to relative performance.

  Stock selection in financials, including a position in StepStone, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$991,850	$970,450
02/20	$903,084	$910,647	$888,738
03/20	$689,427	$785,415	$695,615
04/20	$784,875	$889,435	$791,193
05/20	$834,068	$937,002	$842,700
06/20	$831,865	$958,424	$872,447
07/20	$870,044	$1,012,843	$896,614
08/20	$894,438	$1,086,218	$947,093
09/20	$861,913	$1,046,667	$915,460
10/20	$880,393	$1,024,080	$934,593
11/20	$1,004,579	$1,148,663	$1,106,839
12/20	$1,065,934	$1,200,339	$1,202,580
01/21	$1,079,240	$1,195,000	$1,263,070
02/21	$1,158,335	$1,232,355	$1,341,759
03/21	$1,196,034	$1,276,527	$1,355,177
04/21	$1,254,431	$1,342,330	$1,383,636
05/21	$1,256,649	$1,348,458	$1,386,541
06/21	$1,247,039	$1,381,710	$1,413,440
07/21	$1,224,863	$1,405,075	$1,362,415
08/21	$1,244,871	$1,445,145	$1,392,933
09/21	$1,209,324	$1,380,304	$1,351,841
10/21	$1,264,125	$1,473,647	$1,409,295
11/21	$1,208,584	$1,451,216	$1,350,527
12/21	$1,278,638	$1,508,363	$1,380,644
01/22	$1,210,353	$1,419,617	$1,247,724
02/22	$1,220,596	$1,383,857	$1,261,044
03/22	$1,216,328	$1,428,745	$1,276,739
04/22	$1,146,336	$1,300,526	$1,150,202
05/22	$1,143,775	$1,298,782	$1,151,940
06/22	$1,034,519	$1,190,128	$1,057,251
07/22	$1,137,800	$1,301,783	$1,167,631
08/22	$1,092,011	$1,253,201	$1,143,738
09/22	$999,753	$1,136,993	$1,034,127
10/22	$1,098,220	$1,230,233	$1,147,973
11/22	$1,150,559	$1,294,447	$1,174,787
12/22	$1,086,718	$1,218,653	$1,098,544
01/23	$1,170,994	$1,302,585	$1,205,652
02/23	$1,143,493	$1,272,140	$1,185,287
03/23	$1,104,460	$1,306,156	$1,128,654
04/23	$1,080,508	$1,320,072	$1,108,363
05/23	$1,045,910	$1,325,208	$1,098,124
06/23	$1,123,977	$1,415,700	$1,187,402
07/23	$1,178,978	$1,466,449	$1,260,016
08/23	$1,133,346	$1,438,141	$1,196,979
09/23	$1,083,677	$1,369,636	$1,126,511
10/23	$1,026,784	$1,333,329	$1,049,684
11/23	$1,099,933	$1,457,659	$1,144,680
12/23	$1,194,855	$1,534,976	$1,284,560
01/24	$1,169,902	$1,551,988	$1,234,599
02/24	$1,230,365	$1,635,998	$1,304,405
03/24	$1,278,351	$1,688,771	$1,351,102
04/24	$1,202,533	$1,614,462	$1,256,008
05/24	$1,257,237	$1,690,741	$1,319,059
06/24	$1,233,244	$1,743,087	$1,306,839
07/24	$1,301,384	$1,775,489	$1,439,612
08/24	$1,324,670	$1,814,139	$1,418,108
09/24	$1,342,652	$1,851,666	$1,428,019
10/24	$1,312,682	$1,838,068	$1,407,393
11/24	$1,425,569	$1,960,344	$1,561,775
12/24	$1,330,411	$1,900,425	$1,432,795

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/8/20
R6 Shares	11.34%	5.90%
Russell 3000 Index	23.81%	13.75%
Russell 2000 Index	11.54%	7.49%

Performance Inception Date	Jan. 08, 2020
AssetsNet	$ 37,969,329
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 185,590
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,969,329
# of Portfolio Holdings	73
Portfolio Turnover Rate	99%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,590

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.8%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .90% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .90% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Strategies [Text Block]
C000220247
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	SUSTX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  In the financials sector, shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to energy helped relative return. The sector was among the worst performers within the S&P500 Index during the period.

Detractors from Performance

  Stock selection in the information technology sector. Microsoft underperformed in the latter half of the year, as investors were disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in health care. Shares of animal health company Zoetis fell despite reporting generally strong quarterly results, amid social-media-driven concerns about its Librela medicine for osteoarthritis pain.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,480	$10,564
08/20	$11,130	$11,324
09/20	$10,960	$10,893
10/20	$10,840	$10,603
11/20	$11,900	$11,765
12/20	$12,269	$12,216
01/21	$12,118	$12,093
02/21	$12,500	$12,426
03/21	$13,043	$12,971
04/21	$13,777	$13,663
05/21	$13,817	$13,758
06/21	$14,069	$14,079
07/21	$14,511	$14,414
08/21	$14,933	$14,852
09/21	$14,277	$14,161
10/21	$15,326	$15,154
11/21	$15,084	$15,050
12/21	$15,828	$15,724
01/22	$14,647	$14,911
02/22	$14,092	$14,464
03/22	$14,452	$15,002
04/22	$13,455	$13,693
05/22	$13,178	$13,719
06/22	$12,428	$12,587
07/22	$13,538	$13,747
08/22	$12,842	$13,187
09/22	$11,820	$11,972
10/22	$12,728	$12,941
11/22	$13,544	$13,665
12/22	$12,968	$12,878
01/23	$13,545	$13,686
02/23	$13,188	$13,353
03/23	$13,419	$13,843
04/23	$13,408	$14,058
05/23	$13,167	$14,119
06/23	$14,017	$15,052
07/23	$14,405	$15,536
08/23	$14,080	$15,288
09/23	$13,330	$14,559
10/23	$12,961	$14,253
11/23	$14,270	$15,555
12/23	$15,027	$16,261
01/24	$14,984	$16,534
02/24	$15,699	$17,417
03/24	$15,785	$17,978
04/24	$15,048	$17,244
05/24	$15,401	$18,100
06/24	$15,742	$18,737
07/24	$16,169	$18,965
08/24	$16,495	$19,425
09/24	$16,682	$19,840
10/24	$16,088	$19,660
11/24	$17,012	$20,814
12/24	$16,264	$20,318

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/20
Institutional Shares	8.23%	11.40%
S&P 500 Index	25.02%	17.02%

Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 13,102,570
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$13,102,570
# of Portfolio Holdings	50
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.2%
Apple, Inc.	6.3%
Visa, Inc. A Shares	4.3%
UnitedHealth Group, Inc.	3.8%
Analog Devices, Inc.	3.3%
Home Depot, Inc.	3.2%
Intercontinental Exchange, Inc.	2.9%
Broadcom, Inc.	2.8%
Charles Schwab Corp.	2.8%
Boston Scientific Corp.	2.7%

Material Fund Change [Text Block]
C000220245
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Open Shares
Trading Symbol	SUSLX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Contributors to Performance

  In the financials sector, shares of card network operator American Express rose as the company reported quarterly results above expectations, driven by solid volumes and customer growth as well as strong credit.

  A lack of exposure to energy helped relative return. The sector was among the worst performers within the S&P500 Index during the period.

Detractors from Performance

  Stock selection in the information technology sector. Microsoft underperformed in the latter half of the year, as investors were disappointed in management’s guidance for its Azure cloud business, despite significant strength in AI cloud adoption.

  Stock selection and an overweight position in health care. Shares of animal health company Zoetis fell despite reporting generally strong quarterly results, amid social-media-driven concerns about its Librela medicine for osteoarthritis pain.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,470	$10,564
08/20	$11,120	$11,324
09/20	$10,950	$10,893
10/20	$10,830	$10,603
11/20	$11,890	$11,765
12/20	$12,248	$12,216
01/21	$12,098	$12,093
02/21	$12,479	$12,426
03/21	$13,021	$12,971
04/21	$13,753	$13,663
05/21	$13,773	$13,758
06/21	$14,034	$14,079
07/21	$14,465	$14,414
08/21	$14,885	$14,852
09/21	$14,231	$14,161
10/21	$15,268	$15,154
11/21	$15,026	$15,050
12/21	$15,770	$15,724
01/22	$14,584	$14,911
02/22	$14,032	$14,464
03/22	$14,380	$15,002
04/22	$13,399	$13,693
05/22	$13,113	$13,719
06/22	$12,356	$12,587
07/22	$13,460	$13,747
08/22	$12,768	$13,187
09/22	$11,751	$11,972
10/22	$12,644	$12,941
11/22	$13,466	$13,665
12/22	$12,881	$12,878
01/23	$13,454	$13,686
02/23	$13,100	$13,353
03/23	$13,318	$13,843
04/23	$13,308	$14,058
05/23	$13,068	$14,119
06/23	$13,901	$15,052
07/23	$14,297	$15,536
08/23	$13,964	$15,288
09/23	$13,220	$14,559
10/23	$12,853	$14,253
11/23	$14,142	$15,555
12/23	$14,888	$16,261
01/24	$14,846	$16,534
02/24	$15,554	$17,417
03/24	$15,628	$17,978
04/24	$14,899	$17,244
05/24	$15,247	$18,100
06/24	$15,585	$18,737
07/24	$15,998	$18,965
08/24	$16,321	$19,425
09/24	$16,506	$19,840
10/24	$15,907	$19,660
11/24	$16,811	$20,814
12/24	$16,074	$20,318

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/20
Open Shares	7.96%	11.10%
S&P 500 Index	25.02%	17.02%

Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 13,102,570
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$13,102,570
# of Portfolio Holdings	50
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.2%
Apple, Inc.	6.3%
Visa, Inc. A Shares	4.3%
UnitedHealth Group, Inc.	3.8%
Analog Devices, Inc.	3.3%
Home Depot, Inc.	3.2%
Intercontinental Exchange, Inc.	2.9%
Broadcom, Inc.	2.8%
Charles Schwab Corp.	2.8%
Boston Scientific Corp.	2.7%

Material Fund Change [Text Block]
C000231513
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LUSIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,283	$10,236	$9,797
01/22	$9,371	$9,633	$8,854
02/22	$9,421	$9,391	$8,948
03/22	$9,471	$9,695	$9,059
04/22	$8,719	$8,825	$8,162
05/22	$8,860	$8,813	$8,174
06/22	$8,158	$8,076	$7,502
07/22	$9,090	$8,834	$8,285
08/22	$8,763	$8,504	$8,116
09/22	$7,951	$7,716	$7,338
10/22	$8,753	$8,348	$8,146
11/22	$9,114	$8,784	$8,336
12/22	$8,603	$8,270	$7,795
01/23	$9,371	$8,839	$8,555
02/23	$9,240	$8,633	$8,410
03/23	$9,017	$8,863	$8,009
04/23	$8,765	$8,958	$7,865
05/23	$8,846	$8,993	$7,792
06/23	$9,613	$9,607	$8,426
07/23	$10,078	$9,951	$8,941
08/23	$9,704	$9,759	$8,493
09/23	$9,219	$9,294	$7,993
10/23	$8,624	$9,048	$7,448
11/23	$9,351	$9,892	$8,122
12/23	$10,307	$10,416	$9,115
01/24	$10,104	$10,532	$8,760
02/24	$10,631	$11,102	$9,256
03/24	$10,935	$11,460	$9,587
04/24	$10,266	$10,956	$8,912
05/24	$10,732	$11,473	$9,360
06/24	$10,611	$11,828	$9,273
07/24	$11,411	$12,048	$10,215
08/24	$11,381	$12,311	$10,063
09/24	$11,492	$12,565	$10,133
10/24	$11,259	$12,473	$9,987
11/24	$12,293	$13,303	$11,082
12/24	$11,639	$12,896	$10,167

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/29/21
Institutional Shares	12.92%	4.90%
Russell 3000 Index	23.81%	8.35%
Russell 2000 Index	11.54%	0.52%

Performance Inception Date	Oct. 29, 2021
AssetsNet	$ 59,583,444
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 207,607
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Material Fund Change [Text Block]
C000231514
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LUSOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,280	$10,236	$9,797
01/22	$9,360	$9,633	$8,854
02/22	$9,410	$9,391	$8,948
03/22	$9,460	$9,695	$9,059
04/22	$8,700	$8,825	$8,162
05/22	$8,850	$8,813	$8,174
06/22	$8,150	$8,076	$7,502
07/22	$9,080	$8,834	$8,285
08/22	$8,743	$8,504	$8,116
09/22	$7,943	$7,716	$7,338
10/22	$8,733	$8,348	$8,146
11/22	$9,094	$8,784	$8,336
12/22	$8,582	$8,270	$7,795
01/23	$9,346	$8,839	$8,555
02/23	$9,216	$8,633	$8,410
03/23	$8,984	$8,863	$8,009
04/23	$8,733	$8,958	$7,865
05/23	$8,814	$8,993	$7,792
06/23	$9,577	$9,607	$8,426
07/23	$10,040	$9,951	$8,941
08/23	$9,668	$9,759	$8,493
09/23	$9,175	$9,294	$7,993
10/23	$8,582	$9,048	$7,448
11/23	$9,306	$9,892	$8,122
12/23	$10,263	$10,416	$9,115
01/24	$10,051	$10,532	$8,760
02/24	$10,574	$11,102	$9,256
03/24	$10,876	$11,460	$9,587
04/24	$10,212	$10,956	$8,912
05/24	$10,665	$11,473	$9,360
06/24	$10,544	$11,828	$9,273
07/24	$11,339	$12,048	$10,215
08/24	$11,309	$12,311	$10,063
09/24	$11,420	$12,565	$10,133
10/24	$11,178	$12,473	$9,987
11/24	$12,204	$13,303	$11,082
12/24	$11,546	$12,896	$10,167

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/29/21
Open Shares	12.50%	4.63%
Russell 3000 Index	23.81%	8.35%
Russell 2000 Index	11.54%	0.52%

Performance Inception Date	Oct. 29, 2021
AssetsNet	$ 59,583,444
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 207,607
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Material Fund Change [Text Block]
C000231515
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RUSRX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposure to the information technology sector contributed to relative performance.

  Underweight exposure to the energy and health care sectors helped relative performance.

  Overweight exposure to the consumer discretionary sector detracted from relative performance.

  Underweight exposure to the financials sector detracted from relative performance.

  Stock selection in the financials and industrials sectors contributed to performance.

  Stock selection in the consumer discretionary, information technology, and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	R6 Shares	Russell 3000 Index	Russell 2000 Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$998,908	$995,260	$1,001,600
03/23	$973,799	$1,021,872	$953,744
04/23	$947,598	$1,032,760	$936,597
05/23	$956,332	$1,036,778	$927,945
06/23	$1,039,301	$1,107,575	$1,003,387
07/23	$1,089,520	$1,147,278	$1,064,748
08/23	$1,049,127	$1,125,131	$1,011,480
09/23	$996,725	$1,071,536	$951,932
10/23	$932,314	$1,043,131	$887,012
11/23	$1,010,917	$1,140,402	$967,286
12/23	$1,114,836	$1,200,891	$1,085,489
01/24	$1,091,816	$1,214,200	$1,043,270
02/24	$1,149,915	$1,279,925	$1,102,258
03/24	$1,182,801	$1,321,212	$1,141,718
04/24	$1,110,451	$1,263,076	$1,061,361
05/24	$1,160,877	$1,322,753	$1,114,641
06/24	$1,147,722	$1,363,706	$1,104,314
07/24	$1,234,322	$1,389,056	$1,216,512
08/24	$1,231,034	$1,419,294	$1,198,340
09/24	$1,243,092	$1,448,653	$1,206,715
10/24	$1,217,879	$1,438,015	$1,189,285
11/24	$1,329,692	$1,533,677	$1,319,743
12/24	$1,258,397	$1,486,800	$1,210,751

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	12.88%	13.19%
Russell 3000 Index	23.81%	23.76%
Russell 2000 Index	11.54%	10.83%

Performance Inception Date	Feb. 22, 2023
AssetsNet	$ 59,583,444
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 207,607
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$59,583,444
# of Portfolio Holdings	442
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$207,607

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Celestica, Inc.	1.1%
ADMA Biologics, Inc.	0.8%
Mueller Industries, Inc.	0.7%
IES Holdings, Inc.	0.7%
Medpace Holdings, Inc.	0.6%
U.S. Lime & Minerals, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
Brady Corp., Class A	0.6%
Rambus, Inc.	0.5%

Material Fund Change [Text Block]
C000069022
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LDMIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposures within the consumer staples and materials sectors as well as to Saudi Arabia and Korea and overweight exposures within the information technology sector as well as to Taiwan added value.

  Stock selection within the communication services, health care and industrials sectors as well as in South Africa, Philippines, and Taiwan helped performance.

  Underweight exposure within the communication services sector, as well as to Turkey and China and overweight exposure within the industrials sector as well as to Brazil, Mexico, Indonesia and Philippines detracted from performance.

  Stock selection within the energy, financials and information technology sectors as well as in Brazil, China, India and Korea, detracted value.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,655	$10,060
02/15	$9,779	$10,372
03/15	$9,636	$10,225
04/15	$10,700	$11,011
05/15	$10,297	$10,569
06/15	$10,182	$10,295
07/15	$9,434	$9,581
08/15	$8,648	$8,714
09/15	$8,447	$8,452
10/15	$9,243	$9,054
11/15	$8,965	$8,701
12/15	$8,716	$8,507
01/16	$8,147	$7,955
02/16	$8,090	$7,942
03/16	$9,198	$8,993
04/16	$9,536	$9,042
05/16	$9,208	$8,704
06/16	$9,584	$9,053
07/16	$9,922	$9,508
08/16	$10,183	$9,745
09/16	$10,521	$9,870
10/16	$10,444	$9,894
11/16	$10,087	$9,439
12/16	$10,007	$9,460
01/17	$10,650	$9,977
02/17	$10,825	$10,282
03/17	$11,350	$10,542
04/17	$11,711	$10,772
05/17	$11,905	$11,091
06/17	$11,944	$11,203
07/17	$12,655	$11,871
08/17	$13,122	$12,136
09/17	$13,258	$12,087
10/17	$13,599	$12,511
11/17	$13,677	$12,537
12/17	$14,125	$12,987
01/18	$14,944	$14,068
02/18	$14,388	$13,420
03/18	$14,213	$13,170
04/18	$13,900	$13,112
05/18	$13,530	$12,648
06/18	$12,847	$12,123
07/18	$13,169	$12,390
08/18	$12,436	$12,055
09/18	$12,299	$11,991
10/18	$11,297	$10,947
11/18	$11,739	$11,398
12/18	$11,218	$11,095
01/19	$12,397	$12,067
02/19	$12,623	$12,093
03/19	$12,898	$12,195
04/19	$13,173	$12,452
05/19	$12,171	$11,548
06/19	$13,104	$12,269
07/19	$12,839	$12,119
08/19	$12,321	$11,528
09/19	$12,695	$11,748
10/19	$13,336	$12,244
11/19	$13,405	$12,226
12/19	$14,378	$13,139
01/20	$13,627	$12,526
02/20	$12,916	$11,866
03/20	$10,258	$10,039
04/20	$11,453	$10,958
05/20	$11,740	$11,043
06/20	$12,768	$11,854
07/20	$13,815	$12,914
08/20	$14,254	$13,200
09/20	$14,085	$12,988
10/20	$14,422	$13,256
11/20	$15,899	$14,482
12/20	$17,158	$15,546
01/21	$17,515	$16,024
02/21	$18,040	$16,146
03/21	$17,574	$15,902
04/21	$17,673	$16,298
05/21	$17,812	$16,676
06/21	$17,614	$16,704
07/21	$16,355	$15,580
08/21	$16,504	$15,988
09/21	$15,570	$15,353
10/21	$15,868	$15,505
11/21	$15,113	$14,873
12/21	$15,418	$15,152
01/22	$15,238	$14,866
02/22	$14,417	$14,422
03/22	$14,046	$14,096
04/22	$13,125	$13,312
05/22	$13,496	$13,370
06/22	$12,524	$12,481
07/22	$12,464	$12,450
08/22	$12,274	$12,502
09/22	$10,792	$11,037
10/22	$10,372	$10,695
11/22	$12,134	$12,281
12/22	$11,932	$12,108
01/23	$13,133	$13,064
02/23	$12,265	$12,218
03/23	$12,749	$12,588
04/23	$12,436	$12,446
05/23	$12,113	$12,237
06/23	$12,729	$12,702
07/23	$13,537	$13,493
08/23	$12,578	$12,662
09/23	$12,184	$12,330
10/23	$11,578	$11,850
11/23	$12,497	$12,799
12/23	$13,082	$13,299
01/24	$12,390	$12,682
02/24	$13,051	$13,286
03/24	$13,640	$13,615
04/24	$13,278	$13,676
05/24	$13,412	$13,753
06/24	$13,805	$14,292
07/24	$13,732	$14,334
08/24	$14,104	$14,566
09/24	$14,879	$15,538
10/24	$14,404	$14,847
11/24	$14,094	$14,314
12/24	$13,961	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	6.72%	(0.59%)	3.39%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 88,459,279
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 775,845
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$88,459,279
# of Portfolio Holdings	65
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$775,845

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.2%
ICICI Bank Ltd. ADR	4.0%
Samsung Electronics Co. Ltd.	3.7%
Capitec Bank Holdings Ltd.	3.0%
HDFC Bank Ltd. ADR	2.8%
SK Hynix, Inc.	2.8%
Alibaba Group Holding Ltd.	2.6%
BDO Unibank, Inc.	2.4%
Bank Central Asia Tbk. PT	2.1%

Material Fund Change [Text Block]
C000069023
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LDMOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposures within the consumer staples and materials sectors as well as to Saudi Arabia and Korea and overweight exposures within the information technology sector as well as to Taiwan added value.

  Stock selection within the communication services, health care and industrials sectors as well as in South Africa, Philippines, and Taiwan helped performance.

  Underweight exposure within the communication services sector, as well as to Turkey and China and overweight exposure within the industrials sector as well as to Brazil, Mexico, Indonesia and Philippines detracted from performance.

  Stock selection within the energy, financials and information technology sectors as well as in Brazil, China, India and Korea, detracted value.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,655	$10,060
02/15	$9,770	$10,372
03/15	$9,626	$10,225
04/15	$10,690	$11,011
05/15	$10,288	$10,569
06/15	$10,163	$10,295
07/15	$9,415	$9,581
08/15	$8,629	$8,714
09/15	$8,418	$8,452
10/15	$9,215	$9,054
11/15	$8,936	$8,701
12/15	$8,689	$8,507
01/16	$8,113	$7,955
02/16	$8,056	$7,942
03/16	$9,160	$8,993
04/16	$9,496	$9,042
05/16	$9,170	$8,704
06/16	$9,534	$9,053
07/16	$9,870	$9,508
08/16	$10,131	$9,745
09/16	$10,458	$9,870
10/16	$10,381	$9,894
11/16	$10,026	$9,439
12/16	$9,933	$9,460
01/17	$10,570	$9,977
02/17	$10,735	$10,282
03/17	$11,256	$10,542
04/17	$11,604	$10,772
05/17	$11,797	$11,091
06/17	$11,826	$11,203
07/17	$12,532	$11,871
08/17	$12,995	$12,136
09/17	$13,121	$12,087
10/17	$13,450	$12,511
11/17	$13,527	$12,537
12/17	$13,962	$12,987
01/18	$14,773	$14,068
02/18	$14,223	$13,420
03/18	$14,039	$13,170
04/18	$13,720	$13,112
05/18	$13,353	$12,648
06/18	$12,677	$12,123
07/18	$12,995	$12,390
08/18	$12,260	$12,055
09/18	$12,124	$11,991
10/18	$11,131	$10,947
11/18	$11,569	$11,398
12/18	$11,054	$11,095
01/19	$12,202	$12,067
02/19	$12,435	$12,093
03/19	$12,698	$12,195
04/19	$12,970	$12,452
05/19	$11,978	$11,548
06/19	$12,883	$12,269
07/19	$12,620	$12,119
08/19	$12,111	$11,528
09/19	$12,481	$11,748
10/19	$13,104	$12,244
11/19	$13,172	$12,226
12/19	$14,126	$13,139
01/20	$13,386	$12,526
02/20	$12,675	$11,866
03/20	$10,066	$10,039
04/20	$11,234	$10,958
05/20	$11,517	$11,043
06/20	$12,519	$11,854
07/20	$13,542	$12,914
08/20	$13,974	$13,200
09/20	$13,808	$12,988
10/20	$14,130	$13,256
11/20	$15,575	$14,482
12/20	$16,806	$15,546
01/21	$17,147	$16,024
02/21	$17,665	$16,146
03/21	$17,206	$15,902
04/21	$17,304	$16,298
05/21	$17,431	$16,676
06/21	$17,235	$16,704
07/21	$15,995	$15,580
08/21	$16,132	$15,988
09/21	$15,221	$15,353
10/21	$15,515	$15,505
11/21	$14,771	$14,873
12/21	$15,063	$15,152
01/22	$14,886	$14,866
02/22	$14,080	$14,422
03/22	$13,715	$14,096
04/22	$12,810	$13,312
05/22	$13,165	$13,370
06/22	$12,220	$12,481
07/22	$12,161	$12,450
08/22	$11,974	$12,502
09/22	$10,518	$11,037
10/22	$10,114	$10,695
11/22	$11,826	$12,281
12/22	$11,628	$12,108
01/23	$12,796	$13,064
02/23	$11,945	$12,218
03/23	$12,410	$12,588
04/23	$12,113	$12,446
05/23	$11,796	$12,237
06/23	$12,390	$12,702
07/23	$13,182	$13,493
08/23	$12,241	$12,662
09/23	$11,855	$12,330
10/23	$11,262	$11,850
11/23	$12,152	$12,799
12/23	$12,714	$13,299
01/24	$12,037	$12,682
02/24	$12,684	$13,286
03/24	$13,249	$13,615
04/24	$12,896	$13,676
05/24	$13,027	$13,753
06/24	$13,401	$14,292
07/24	$13,330	$14,334
08/24	$13,683	$14,566
09/24	$14,441	$15,538
10/24	$13,976	$14,847
11/24	$13,673	$14,314
12/24	$13,540	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	6.50%	(0.84%)	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 88,459,279
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 775,845
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$88,459,279
# of Portfolio Holdings	65
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$775,845

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.2%
ICICI Bank Ltd. ADR	4.0%
Samsung Electronics Co. Ltd.	3.7%
Capitec Bank Holdings Ltd.	3.0%
HDFC Bank Ltd. ADR	2.8%
SK Hynix, Inc.	2.8%
Alibaba Group Holding Ltd.	2.6%
BDO Unibank, Inc.	2.4%
Bank Central Asia Tbk. PT	2.1%

Material Fund Change [Text Block]
C000132106
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	ECEIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$10,042	$10,060
02/15	$10,322	$10,372
03/15	$10,291	$10,225
04/15	$10,842	$11,011
05/15	$10,852	$10,569
06/15	$10,509	$10,295
07/15	$9,917	$9,581
08/15	$9,054	$8,714
09/15	$8,888	$8,452
10/15	$9,522	$9,054
11/15	$9,241	$8,701
12/15	$8,964	$8,507
01/16	$8,433	$7,955
02/16	$8,203	$7,942
03/16	$8,943	$8,993
04/16	$8,902	$9,042
05/16	$8,787	$8,704
06/16	$9,141	$9,053
07/16	$9,423	$9,508
08/16	$9,663	$9,745
09/16	$9,840	$9,870
10/16	$9,683	$9,894
11/16	$9,204	$9,439
12/16	$9,275	$9,460
01/17	$9,874	$9,977
02/17	$10,031	$10,282
03/17	$10,399	$10,542
04/17	$10,693	$10,772
05/17	$10,966	$11,091
06/17	$11,134	$11,203
07/17	$11,849	$11,871
08/17	$12,166	$12,136
09/17	$12,302	$12,087
10/17	$12,607	$12,511
11/17	$12,659	$12,537
12/17	$13,017	$12,987
01/18	$13,991	$14,068
02/18	$13,303	$13,420
03/18	$13,123	$13,170
04/18	$12,784	$13,112
05/18	$12,287	$12,648
06/18	$11,927	$12,123
07/18	$12,223	$12,390
08/18	$11,707	$12,055
09/18	$11,569	$11,991
10/18	$10,648	$10,947
11/18	$11,072	$11,398
12/18	$10,658	$11,095
01/19	$11,725	$12,067
02/19	$11,682	$12,093
03/19	$11,812	$12,195
04/19	$12,081	$12,452
05/19	$11,240	$11,548
06/19	$11,973	$12,269
07/19	$11,801	$12,119
08/19	$11,219	$11,528
09/19	$11,542	$11,748
10/19	$11,963	$12,244
11/19	$12,017	$12,226
12/19	$12,960	$13,139
01/20	$12,234	$12,526
02/20	$11,630	$11,866
03/20	$9,376	$10,039
04/20	$10,124	$10,958
05/20	$10,355	$11,043
06/20	$11,036	$11,854
07/20	$12,058	$12,914
08/20	$12,286	$13,200
09/20	$12,077	$12,988
10/20	$12,297	$13,256
11/20	$13,496	$14,482
12/20	$14,512	$15,546
01/21	$14,877	$16,024
02/21	$15,120	$16,146
03/21	$14,788	$15,902
04/21	$14,877	$16,298
05/21	$15,054	$16,676
06/21	$15,020	$16,704
07/21	$14,036	$15,580
08/21	$14,017	$15,988
09/21	$13,319	$15,353
10/21	$13,530	$15,505
11/21	$12,799	$14,873
12/21	$12,885	$15,152
01/22	$12,751	$14,866
02/22	$11,915	$14,422
03/22	$11,625	$14,096
04/22	$10,834	$13,312
05/22	$10,968	$13,370
06/22	$10,098	$12,481
07/22	$10,310	$12,450
08/22	$10,246	$12,502
09/22	$9,064	$11,037
10/22	$9,131	$10,695
11/22	$10,469	$12,281
12/22	$10,098	$12,108
01/23	$11,157	$13,064
02/23	$10,451	$12,218
03/23	$10,895	$12,588
04/23	$10,759	$12,446
05/23	$10,576	$12,237
06/23	$11,032	$12,702
07/23	$11,601	$13,493
08/23	$10,803	$12,662
09/23	$10,483	$12,330
10/23	$10,221	$11,850
11/23	$10,928	$12,799
12/23	$11,339	$13,299
01/24	$10,946	$12,682
02/24	$11,454	$13,286
03/24	$11,767	$13,615
04/24	$11,743	$13,676
05/24	$11,951	$13,753
06/24	$12,356	$14,292
07/24	$12,287	$14,334
08/24	$12,422	$14,566
09/24	$13,094	$15,538
10/24	$12,480	$14,847
11/24	$12,214	$14,314
12/24	$12,162	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	7.26%	(1.26%)	1.98%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 112,234,691
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 993,254
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000132107
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Open Shares
Trading Symbol	ECEOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$10,031	$10,060
02/15	$10,301	$10,372
03/15	$10,270	$10,225
04/15	$10,821	$11,011
05/15	$10,821	$10,569
06/15	$10,468	$10,295
07/15	$9,886	$9,581
08/15	$9,023	$8,714
09/15	$8,857	$8,452
10/15	$9,480	$9,054
11/15	$9,200	$8,701
12/15	$8,919	$8,507
01/16	$8,389	$7,955
02/16	$8,160	$7,942
03/16	$8,898	$8,993
04/16	$8,857	$9,042
05/16	$8,732	$8,704
06/16	$9,085	$9,053
07/16	$9,366	$9,508
08/16	$9,595	$9,745
09/16	$9,771	$9,870
10/16	$9,615	$9,894
11/16	$9,137	$9,439
12/16	$9,201	$9,460
01/17	$9,786	$9,977
02/17	$9,953	$10,282
03/17	$10,308	$10,542
04/17	$10,601	$10,772
05/17	$10,872	$11,091
06/17	$11,029	$11,203
07/17	$11,729	$11,871
08/17	$12,034	$12,136
09/17	$12,169	$12,087
10/17	$12,472	$12,511
11/17	$12,525	$12,537
12/17	$12,864	$12,987
01/18	$13,828	$14,068
02/18	$13,136	$13,420
03/18	$12,958	$13,170
04/18	$12,612	$13,112
05/18	$12,119	$12,648
06/18	$11,763	$12,123
07/18	$12,046	$12,390
08/18	$11,534	$12,055
09/18	$11,398	$11,991
10/18	$10,486	$10,947
11/18	$10,895	$11,398
12/18	$10,493	$11,095
01/19	$11,545	$12,067
02/19	$11,492	$12,093
03/19	$11,619	$12,195
04/19	$11,875	$12,452
05/19	$11,045	$11,548
06/19	$11,758	$12,269
07/19	$11,588	$12,119
08/19	$11,014	$11,528
09/19	$11,322	$11,748
10/19	$11,737	$12,244
11/19	$11,790	$12,226
12/19	$12,705	$13,139
01/20	$11,992	$12,526
02/20	$11,397	$11,866
03/20	$9,183	$10,039
04/20	$9,917	$10,958
05/20	$10,144	$11,043
06/20	$10,803	$11,854
07/20	$11,797	$12,914
08/20	$12,021	$13,200
09/20	$11,826	$12,988
10/20	$12,021	$13,256
11/20	$13,199	$14,482
12/20	$14,186	$15,546
01/21	$14,544	$16,024
02/21	$14,782	$16,146
03/21	$14,446	$15,902
04/21	$14,533	$16,298
05/21	$14,696	$16,676
06/21	$14,663	$16,704
07/21	$13,699	$15,580
08/21	$13,680	$15,988
09/21	$12,986	$15,353
10/21	$13,192	$15,505
11/21	$12,487	$14,873
12/21	$12,551	$15,152
01/22	$12,420	$14,866
02/22	$11,604	$14,422
03/22	$11,321	$14,096
04/22	$10,548	$13,312
05/22	$10,679	$13,370
06/22	$9,830	$12,481
07/22	$10,036	$12,450
08/22	$9,973	$12,502
09/22	$8,808	$11,037
10/22	$8,885	$10,695
11/22	$10,180	$12,281
12/22	$9,815	$12,108
01/23	$10,846	$13,064
02/23	$10,147	$12,218
03/23	$10,580	$12,588
04/23	$10,447	$12,446
05/23	$10,269	$12,237
06/23	$10,713	$12,702
07/23	$11,256	$13,493
08/23	$10,490	$12,662
09/23	$10,179	$12,330
10/23	$9,912	$11,850
11/23	$10,590	$12,799
12/23	$10,997	$13,299
01/24	$10,615	$12,682
02/24	$11,098	$13,286
03/24	$11,413	$13,615
04/24	$11,379	$13,676
05/24	$11,570	$13,753
06/24	$11,974	$14,292
07/24	$11,896	$14,334
08/24	$12,016	$14,566
09/24	$12,681	$15,538
10/24	$12,084	$14,847
11/24	$11,814	$14,314
12/24	$11,756	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	6.90%	(1.54%)	1.63%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 112,234,691
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 993,254
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000136816
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and materials sectors boosted relative performance, as did stock selection in Taiwan and Korea.

  Overweight exposures to the consumer discretionary and real estate sectors contributed.

  Underweight exposures to the materials sector and to Korea were beneficial to relative performance.

  Stock selection in the financials and healthcare sectors undercut relative performance, as did stock selection in India and Mexico.

  Overweight exposures to the consumer staples and industrials sectors to Turkey detracted.

  Underweight exposures to the communication services sector and to China and Malaysia were also detrimental to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
04/18	$1,000,000	$1,000,000
04/18	$989,353	$1,002,770
05/18	$951,679	$967,272
06/18	$923,014	$927,130
07/18	$945,946	$947,527
08/18	$905,970	$921,944
09/18	$896,140	$917,057
10/18	$824,056	$837,182
11/18	$856,821	$871,674
12/18	$824,819	$848,487
01/19	$908,219	$922,815
02/19	$904,049	$924,845
03/19	$914,891	$932,614
04/19	$934,907	$952,292
05/19	$869,855	$883,155
06/19	$927,401	$938,264
07/19	$914,057	$926,817
08/19	$869,036	$881,589
09/19	$893,222	$898,427
10/19	$926,583	$936,341
11/19	$930,753	$935,030
12/19	$1,003,738	$1,004,783
01/20	$947,597	$957,960
02/20	$900,812	$907,476
03/20	$726,434	$767,724
04/20	$784,276	$838,048
05/20	$802,140	$844,501
06/20	$854,878	$906,572
07/20	$933,136	$987,619
08/20	$951,605	$1,009,446
09/20	$935,432	$993,294
10/20	$952,456	$1,013,756
11/20	$1,045,233	$1,107,529
12/20	$1,123,856	$1,188,932
01/21	$1,152,102	$1,225,432
02/21	$1,170,933	$1,234,746
03/21	$1,145,254	$1,216,101
04/21	$1,152,102	$1,246,382
05/21	$1,165,797	$1,275,298
06/21	$1,164,085	$1,277,466
07/21	$1,087,050	$1,191,492
08/21	$1,085,574	$1,222,710
09/21	$1,031,596	$1,174,168
10/21	$1,047,875	$1,185,792
11/21	$992,183	$1,137,412
12/21	$998,062	$1,158,795
01/22	$987,711	$1,136,894
02/22	$923,014	$1,102,901
03/22	$900,585	$1,077,975
04/22	$839,339	$1,018,040
05/22	$849,690	$1,022,519
06/22	$782,405	$954,522
07/22	$799,658	$952,135
08/22	$793,809	$956,134
09/22	$702,348	$844,076
10/22	$708,388	$817,909
11/22	$811,065	$939,205
12/22	$782,714	$925,962
01/23	$864,687	$999,113
02/23	$810,038	$934,371
03/23	$844,414	$962,682
04/23	$833,837	$951,804
05/23	$819,734	$935,814
06/23	$854,991	$971,375
07/23	$899,063	$1,031,891
08/23	$838,128	$968,327
09/23	$813,425	$942,956
10/23	$792,251	$906,275
11/23	$846,950	$978,778
12/23	$879,112	$1,017,048
01/24	$849,570	$969,857
02/24	$888,960	$1,016,022
03/24	$913,131	$1,041,219
04/24	$911,341	$1,045,905
05/24	$927,455	$1,051,762
06/24	$958,788	$1,092,978
07/24	$953,416	$1,096,231
08/24	$963,929	$1,113,930
09/24	$1,016,882	$1,188,313
10/24	$969,314	$1,135,464
11/24	$947,773	$1,094,667
12/24	$943,337	$1,093,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	7.31%	(1.23%)	(0.86%)
MSCI Emerging Markets Index	7.50%	1.70%	1.33%

Performance Inception Date	Apr. 06, 2018
AssetsNet	$ 112,234,691
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 993,254
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$112,234,691
# of Portfolio Holdings	70
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$993,254

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.8%
Tencent Holdings Ltd.	4.7%
China Merchants Bank Co. Ltd., Class H	3.4%
Alibaba Group Holding Ltd. ADR	3.3%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd. ADR	2.7%
ICICI Bank Ltd. ADR	2.2%
Saudi Arabian Oil Co.	2.0%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000156252
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	LEAIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
06/15	$9,710	$9,740
07/15	$9,070	$9,065
08/15	$8,360	$8,245
09/15	$8,220	$7,996
10/15	$8,740	$8,567
11/15	$8,430	$8,233
12/15	$8,203	$8,049
01/16	$7,795	$7,527
02/16	$7,714	$7,515
03/16	$8,671	$8,509
04/16	$8,660	$8,555
05/16	$8,426	$8,236
06/16	$8,793	$8,565
07/16	$9,149	$8,996
08/16	$9,392	$9,220
09/16	$9,545	$9,339
10/16	$9,535	$9,361
11/16	$9,056	$8,931
12/16	$9,009	$8,950
01/17	$9,599	$9,440
02/17	$9,847	$9,729
03/17	$10,157	$9,974
04/17	$10,426	$10,192
05/17	$10,778	$10,494
06/17	$11,016	$10,600
07/17	$11,698	$11,232
08/17	$12,029	$11,482
09/17	$12,060	$11,436
10/17	$12,371	$11,838
11/17	$12,453	$11,861
12/17	$12,840	$12,287
01/18	$13,897	$13,311
02/18	$13,216	$12,697
03/18	$13,143	$12,461
04/18	$12,871	$12,406
05/18	$12,599	$11,967
06/18	$12,023	$11,470
07/18	$12,212	$11,723
08/18	$11,950	$11,406
09/18	$11,908	$11,346
10/18	$10,810	$10,357
11/18	$11,207	$10,784
12/18	$10,756	$10,497
01/19	$11,850	$11,417
02/19	$11,786	$11,442
03/19	$11,957	$11,538
04/19	$12,161	$11,781
05/19	$11,303	$10,926
06/19	$12,032	$11,608
07/19	$11,818	$11,466
08/19	$11,399	$10,907
09/19	$11,635	$11,115
10/19	$12,075	$11,584
11/19	$12,054	$11,568
12/19	$12,954	$12,431
01/20	$12,266	$11,852
02/20	$11,795	$11,227
03/20	$9,893	$9,498
04/20	$10,702	$10,368
05/20	$10,997	$10,448
06/20	$11,642	$11,216
07/20	$12,845	$12,219
08/20	$13,126	$12,489
09/20	$12,896	$12,289
10/20	$13,169	$12,542
11/20	$14,154	$13,702
12/20	$15,208	$14,709
01/21	$15,771	$15,161
02/21	$15,991	$15,276
03/21	$16,002	$15,045
04/21	$16,399	$15,420
05/21	$16,554	$15,778
06/21	$16,874	$15,804
07/21	$15,826	$14,741
08/21	$15,942	$15,127
09/21	$15,252	$14,526
10/21	$15,508	$14,670
11/21	$14,817	$14,072
12/21	$15,354	$14,336
01/22	$15,187	$14,065
02/22	$14,543	$13,645
03/22	$14,185	$13,336
04/22	$13,339	$12,595
05/22	$13,613	$12,650
06/22	$12,660	$11,809
07/22	$12,612	$11,780
08/22	$12,458	$11,829
09/22	$11,082	$10,443
10/22	$10,783	$10,119
11/22	$12,518	$11,620
12/22	$12,128	$11,456
01/23	$13,250	$12,361
02/23	$12,461	$11,560
03/23	$12,929	$11,910
04/23	$12,794	$11,775
05/23	$12,584	$11,578
06/23	$13,090	$12,018
07/23	$13,817	$12,766
08/23	$13,062	$11,980
09/23	$12,803	$11,666
10/23	$12,359	$11,212
11/23	$13,198	$12,109
12/23	$13,661	$12,583
01/24	$13,335	$11,999
02/24	$14,164	$12,570
03/24	$14,428	$12,882
04/24	$14,441	$12,940
05/24	$14,755	$13,012
06/24	$15,195	$13,522
07/24	$15,182	$13,562
08/24	$15,330	$13,781
09/24	$16,186	$14,701
10/24	$15,594	$14,048
11/24	$15,216	$13,543
12/24	$15,220	$13,524

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	11.41%	3.28%	4.48%
MSCI Emerging Markets Index	7.50%	1.70%	3.20%

Performance Inception Date	May 29, 2015
AssetsNet	$ 196,384,908
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 1,013,745
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Material Fund Change [Text Block]
C000156253
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	LEAOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
06/15	$9,710	$9,740
07/15	$9,060	$9,065
08/15	$8,360	$8,245
09/15	$8,210	$7,996
10/15	$8,730	$8,567
11/15	$8,420	$8,233
12/15	$8,187	$8,049
01/16	$7,781	$7,527
02/16	$7,699	$7,515
03/16	$8,654	$8,509
04/16	$8,634	$8,555
05/16	$8,400	$8,236
06/16	$8,766	$8,565
07/16	$9,111	$8,996
08/16	$9,354	$9,220
09/16	$9,507	$9,339
10/16	$9,496	$9,361
11/16	$9,018	$8,931
12/16	$8,965	$8,950
01/17	$9,552	$9,440
02/17	$9,799	$9,729
03/17	$10,098	$9,974
04/17	$10,365	$10,192
05/17	$10,715	$10,494
06/17	$10,942	$10,600
07/17	$11,621	$11,232
08/17	$11,950	$11,482
09/17	$11,981	$11,436
10/17	$12,280	$11,838
11/17	$12,362	$11,861
12/17	$12,739	$12,287
01/18	$13,788	$13,311
02/18	$13,103	$12,697
03/18	$13,030	$12,461
04/18	$12,760	$12,406
05/18	$12,490	$11,967
06/18	$11,919	$11,470
07/18	$12,106	$11,723
08/18	$11,836	$11,406
09/18	$11,794	$11,346
10/18	$10,704	$10,357
11/18	$11,099	$10,784
12/18	$10,650	$10,497
01/19	$11,722	$11,417
02/19	$11,658	$11,442
03/19	$11,828	$11,538
04/19	$12,019	$11,781
05/19	$11,170	$10,926
06/19	$11,891	$11,608
07/19	$11,679	$11,466
08/19	$11,255	$10,907
09/19	$11,488	$11,115
10/19	$11,913	$11,584
11/19	$11,902	$11,568
12/19	$12,777	$12,431
01/20	$12,098	$11,852
02/20	$11,634	$11,227
03/20	$9,747	$9,498
04/20	$10,556	$10,368
05/20	$10,836	$10,448
06/20	$11,472	$11,216
07/20	$12,658	$12,219
08/20	$12,924	$12,489
09/20	$12,698	$12,289
10/20	$12,968	$12,542
11/20	$13,928	$13,702
12/20	$14,962	$14,709
01/21	$15,516	$15,161
02/21	$15,722	$15,276
03/21	$15,733	$15,045
04/21	$16,123	$15,420
05/21	$16,264	$15,778
06/21	$16,579	$15,804
07/21	$15,548	$14,741
08/21	$15,663	$15,127
09/21	$14,972	$14,526
10/21	$15,224	$14,670
11/21	$14,545	$14,072
12/21	$15,056	$14,336
01/22	$14,893	$14,065
02/22	$14,250	$13,645
03/22	$13,911	$13,336
04/22	$13,069	$12,595
05/22	$13,338	$12,650
06/22	$12,391	$11,809
07/22	$12,344	$11,780
08/22	$12,194	$11,829
09/22	$10,856	$10,443
10/22	$10,551	$10,119
11/22	$12,253	$11,620
12/22	$11,863	$11,456
01/23	$12,961	$12,361
02/23	$12,189	$11,560
03/23	$12,635	$11,910
04/23	$12,514	$11,775
05/23	$12,297	$11,578
06/23	$12,792	$12,018
07/23	$13,503	$12,766
08/23	$12,753	$11,980
09/23	$12,499	$11,666
10/23	$12,065	$11,212
11/23	$12,885	$12,109
12/23	$13,330	$12,583
01/24	$12,999	$11,999
02/24	$13,808	$12,570
03/24	$14,066	$12,882
04/24	$14,066	$12,940
05/24	$14,373	$13,012
06/24	$14,802	$13,522
07/24	$14,777	$13,562
08/24	$14,921	$13,781
09/24	$15,756	$14,701
10/24	$15,179	$14,048
11/24	$14,811	$13,543
12/24	$14,814	$13,524

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Open Shares	11.13%	3.00%	4.18%
MSCI Emerging Markets Index	7.50%	1.70%	3.20%

Performance Inception Date	May 29, 2015
AssetsNet	$ 196,384,908
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 1,013,745
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Material Fund Change [Text Block]
C000156254
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	R6 Shares
Trading Symbol	READX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Relative performance as compared to the MSCI Emerging Markets Index was largely driven by favorable stock selection, with industrials, financials, consumer discretionary and materials in particular accounting for the majority of excess return.

  Holdings in information technology detracted from relative returns.

  Stock selection in the United Kingdom, Canada and Australia also contributed to relative performance, while holdings in Japan and France detracted.

  Underweight exposure to materials and consumer staples and overweight exposure to information technology added to relative performance. Overweight exposure to consumer discretionary detracted.

  NatWest, Barclays and International Consolidated Airways were the largest contributors to excess return. An investment in Infineon Technologies and minor underweights to Taiwan Semiconductor and Vinci were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$982,200
03/23	$1,021,422	$1,011,961
04/23	$1,011,685	$1,000,526
05/23	$995,131	$983,717
06/23	$1,034,080	$1,021,098
07/23	$1,092,502	$1,084,712
08/23	$1,032,863	$1,017,894
09/23	$1,012,401	$991,225
10/23	$977,323	$952,667
11/23	$1,043,582	$1,028,880
12/23	$1,079,789	$1,069,109
01/24	$1,053,962	$1,019,502
02/24	$1,120,517	$1,068,031
03/24	$1,141,378	$1,094,518
04/24	$1,141,378	$1,099,443
05/24	$1,166,212	$1,105,600
06/24	$1,201,973	$1,148,926
07/24	$1,199,987	$1,152,345
08/24	$1,212,639	$1,170,950
09/24	$1,280,284	$1,249,141
10/24	$1,233,530	$1,193,587
11/24	$1,203,686	$1,150,702
12/24	$1,204,501	$1,149,121

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	11.55%	10.54%
MSCI Emerging Markets Index	7.50%	7.76%

Performance Inception Date	Feb. 22, 2023
AssetsNet	$ 196,384,908
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 1,013,745
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$196,384,908
# of Portfolio Holdings	282
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,013,745

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd. GDR	2.2%
Alibaba Group Holding Ltd.	2.2%
MediaTek, Inc.	1.8%
China Construction Bank Corp., Class H	1.7%
Meituan, Class B	1.5%
Xiaomi Corp., Class B	1.5%
Delta Electronics, Inc.	1.4%
Tata Consultancy Services Ltd.	1.1%

Material Fund Change [Text Block]
C000028361
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZEMX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,942	$10,060
02/15	$10,169	$10,372
03/15	$9,808	$10,225
04/15	$10,489	$11,011
05/15	$10,099	$10,569
06/15	$9,895	$10,295
07/15	$9,372	$9,581
08/15	$8,446	$8,714
09/15	$8,008	$8,452
10/15	$8,575	$9,054
11/15	$8,359	$8,701
12/15	$7,984	$8,507
01/16	$7,765	$7,955
02/16	$7,616	$7,942
03/16	$8,679	$8,993
04/16	$8,941	$9,042
05/16	$8,602	$8,704
06/16	$9,095	$9,053
07/16	$9,523	$9,508
08/16	$9,661	$9,745
09/16	$9,900	$9,870
10/16	$9,960	$9,894
11/16	$9,404	$9,439
12/16	$9,622	$9,460
01/17	$10,099	$9,977
02/17	$10,376	$10,282
03/17	$10,623	$10,542
04/17	$10,816	$10,772
05/17	$10,907	$11,091
06/17	$10,852	$11,203
07/17	$11,443	$11,871
08/17	$11,683	$12,136
09/17	$11,592	$12,087
10/17	$11,864	$12,511
11/17	$11,834	$12,537
12/17	$12,318	$12,987
01/18	$13,327	$14,068
02/18	$12,737	$13,420
03/18	$12,571	$13,170
04/18	$12,195	$13,112
05/18	$11,377	$12,648
06/18	$10,860	$12,123
07/18	$11,186	$12,390
08/18	$10,590	$12,055
09/18	$10,683	$11,991
10/18	$10,127	$10,947
11/18	$10,461	$11,398
12/18	$10,090	$11,095
01/19	$11,259	$12,067
02/19	$10,913	$12,093
03/19	$10,850	$12,195
04/19	$11,095	$12,452
05/19	$10,599	$11,548
06/19	$11,139	$12,269
07/19	$10,907	$12,119
08/19	$10,335	$11,528
09/19	$10,716	$11,748
10/19	$11,115	$12,244
11/19	$11,109	$12,226
12/19	$11,911	$13,139
01/20	$11,176	$12,526
02/20	$10,415	$11,866
03/20	$8,327	$10,039
04/20	$8,920	$10,958
05/20	$9,094	$11,043
06/20	$9,365	$11,854
07/20	$9,861	$12,914
08/20	$9,761	$13,200
09/20	$9,604	$12,988
10/20	$9,597	$13,256
11/20	$10,963	$14,482
12/20	$11,905	$15,546
01/21	$11,945	$16,024
02/21	$12,176	$16,146
03/21	$12,499	$15,902
04/21	$12,638	$16,298
05/21	$13,271	$16,676
06/21	$13,192	$16,704
07/21	$12,638	$15,580
08/21	$12,971	$15,988
09/21	$12,588	$15,353
10/21	$12,615	$15,505
11/21	$12,063	$14,873
12/21	$12,546	$15,152
01/22	$12,802	$14,866
02/22	$12,242	$14,422
03/22	$12,041	$14,096
04/22	$11,425	$13,312
05/22	$11,798	$13,370
06/22	$10,656	$12,481
07/22	$10,767	$12,450
08/22	$10,621	$12,502
09/22	$9,507	$11,037
10/22	$9,617	$10,695
11/22	$10,975	$12,281
12/22	$10,681	$12,108
01/23	$11,634	$13,064
02/23	$11,224	$12,218
03/23	$11,524	$12,588
04/23	$11,627	$12,446
05/23	$11,378	$12,237
06/23	$12,096	$12,702
07/23	$12,602	$13,493
08/23	$12,052	$12,662
09/23	$11,942	$12,330
10/23	$11,708	$11,850
11/23	$12,536	$12,799
12/23	$13,073	$13,299
01/24	$12,623	$12,682
02/24	$13,179	$13,286
03/24	$13,392	$13,615
04/24	$13,476	$13,676
05/24	$13,804	$13,753
06/24	$14,154	$14,292
07/24	$14,276	$14,334
08/24	$14,649	$14,566
09/24	$15,494	$15,538
10/24	$14,580	$14,847
11/24	$14,237	$14,314
12/24	$14,065	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	7.59%	3.38%	3.47%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 3,238,644,146
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 28,902,986
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028360
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZOEX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,943	$10,060
02/15	$10,164	$10,372
03/15	$9,802	$10,225
04/15	$10,482	$11,011
05/15	$10,085	$10,569
06/15	$9,881	$10,295
07/15	$9,354	$9,581
08/15	$8,430	$8,714
09/15	$7,992	$8,452
10/15	$8,561	$9,054
11/15	$8,339	$8,701
12/15	$7,967	$8,507
01/16	$7,742	$7,955
02/16	$7,592	$7,942
03/16	$8,653	$8,993
04/16	$8,912	$9,042
05/16	$8,572	$8,704
06/16	$9,062	$9,053
07/16	$9,489	$9,508
08/16	$9,617	$9,745
09/16	$9,854	$9,870
10/16	$9,912	$9,894
11/16	$9,356	$9,439
12/16	$9,574	$9,460
01/17	$10,040	$9,977
02/17	$10,320	$10,282
03/17	$10,565	$10,542
04/17	$10,752	$10,772
05/17	$10,840	$11,091
06/17	$10,781	$11,203
07/17	$11,371	$11,871
08/17	$11,602	$12,136
09/17	$11,514	$12,087
10/17	$11,784	$12,511
11/17	$11,749	$12,537
12/17	$12,229	$12,987
01/18	$13,226	$14,068
02/18	$12,638	$13,420
03/18	$12,466	$13,170
04/18	$12,092	$13,112
05/18	$11,279	$12,648
06/18	$10,762	$12,123
07/18	$11,083	$12,390
08/18	$10,490	$12,055
09/18	$10,580	$11,991
10/18	$10,026	$10,947
11/18	$10,353	$11,398
12/18	$9,989	$11,095
01/19	$11,143	$12,067
02/19	$10,799	$12,093
03/19	$10,732	$12,195
04/19	$10,974	$12,452
05/19	$10,484	$11,548
06/19	$11,016	$12,269
07/19	$10,780	$12,119
08/19	$10,213	$11,528
09/19	$10,585	$11,748
10/19	$10,981	$12,244
11/19	$10,975	$12,226
12/19	$11,760	$13,139
01/20	$11,037	$12,526
02/20	$10,283	$11,866
03/20	$8,213	$10,039
04/20	$8,800	$10,958
05/20	$8,966	$11,043
06/20	$9,232	$11,854
07/20	$9,720	$12,914
08/20	$9,618	$13,200
09/20	$9,461	$12,988
10/20	$9,461	$13,256
11/20	$10,802	$14,482
12/20	$11,726	$15,546
01/21	$11,757	$16,024
02/21	$11,984	$16,146
03/21	$12,306	$15,902
04/21	$12,432	$16,298
05/21	$13,057	$16,676
06/21	$12,975	$16,704
07/21	$12,426	$15,580
08/21	$12,750	$15,988
09/21	$12,378	$15,353
10/21	$12,397	$15,505
11/21	$11,852	$14,873
12/21	$12,328	$15,152
01/22	$12,572	$14,866
02/22	$12,018	$14,422
03/22	$11,820	$14,096
04/22	$11,214	$13,312
05/22	$11,583	$13,370
06/22	$10,456	$12,481
07/22	$10,568	$12,450
08/22	$10,423	$12,502
09/22	$9,322	$11,037
10/22	$9,434	$10,695
11/22	$10,759	$12,281
12/22	$10,467	$12,108
01/23	$11,399	$13,064
02/23	$10,988	$12,218
03/23	$11,287	$12,588
04/23	$11,385	$12,446
05/23	$11,134	$12,237
06/23	$11,843	$12,702
07/23	$12,330	$13,493
08/23	$11,795	$12,662
09/23	$11,683	$12,330
10/23	$11,447	$11,850
11/23	$12,260	$12,799
12/23	$12,773	$13,299
01/24	$12,334	$12,682
02/24	$12,880	$13,286
03/24	$13,082	$13,615
04/24	$13,161	$13,676
05/24	$13,477	$13,753
06/24	$13,815	$14,292
07/24	$13,930	$14,334
08/24	$14,297	$14,566
09/24	$15,117	$15,538
10/24	$14,218	$14,847
11/24	$13,887	$14,314
12/24	$13,712	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	7.35%	3.12%	3.21%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 3,238,644,146
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 28,902,986
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000134185
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEMX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in Brazil, Korea, Mexico, and South Africa added value, as did favorable allocations to China.

  Underweight exposure to Taiwan and overweight exposure to Indonesia, Mexico, and Brazil detracted from relative performance.

  Performance was helped by stock selection in the consumer staples, financials, and energy sectors. Contributing stocks included: Taiwan Semiconductor Manufacturing Company, China Construction Bank, Indus Towers, GALP and KB Financial.

  Stock selection in the communication services, industrials, and information technology sectors detracted from returns. Detracting stocks included: Vale, Banco do Brasil, Telekom Indonesia, CCR and Grupo Financiero Banorte.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
01/15	$1,000,000	$1,000,000
01/15	$990,151	$1,004,450
02/15	$1,012,167	$1,035,588
03/15	$976,825	$1,020,883
04/15	$1,044,612	$1,099,388
05/15	$1,005,214	$1,055,303
06/15	$984,936	$1,027,865
07/15	$932,793	$956,634
08/15	$840,615	$870,059
09/15	$796,985	$843,870
10/15	$853,995	$904,038
11/15	$832,471	$868,780
12/15	$795,011	$849,407
01/16	$772,533	$794,280
02/16	$757,745	$793,009
03/16	$864,220	$897,924
04/16	$890,247	$902,773
05/16	$855,939	$869,100
06/16	$905,627	$903,864
07/16	$948,217	$949,328
08/16	$961,345	$972,966
09/16	$985,735	$985,518
10/16	$991,684	$987,883
11/16	$935,765	$942,440
12/16	$958,113	$944,514
01/17	$1,004,938	$996,178
02/17	$1,032,552	$1,026,662
03/17	$1,057,766	$1,052,533
04/17	$1,076,976	$1,075,584
05/17	$1,085,981	$1,107,421
06/17	$1,080,578	$1,118,606
07/17	$1,139,410	$1,185,275
08/17	$1,162,634	$1,211,707
09/17	$1,154,188	$1,206,860
10/17	$1,181,338	$1,249,221
11/17	$1,178,321	$1,251,719
12/17	$1,226,549	$1,296,656
01/18	$1,327,026	$1,404,667
02/18	$1,268,210	$1,339,912
03/18	$1,251,668	$1,314,990
04/18	$1,214,296	$1,309,204
05/18	$1,132,812	$1,262,858
06/18	$1,081,348	$1,210,449
07/18	$1,113,819	$1,237,079
08/18	$1,054,492	$1,203,678
09/18	$1,063,715	$1,197,299
10/18	$1,008,377	$1,093,014
11/18	$1,040,965	$1,138,046
12/18	$1,004,679	$1,107,774
01/19	$1,121,037	$1,204,815
02/19	$1,086,004	$1,207,466
03/19	$1,080,374	$1,217,608
04/19	$1,104,772	$1,243,300
05/19	$1,055,351	$1,153,036
06/19	$1,109,151	$1,224,986
07/19	$1,086,004	$1,210,041
08/19	$1,029,113	$1,150,991
09/19	$1,066,995	$1,172,975
10/19	$1,106,770	$1,222,474
11/19	$1,106,139	$1,220,763
12/19	$1,185,314	$1,311,832
01/20	$1,112,796	$1,250,700
02/20	$1,037,069	$1,184,789
03/20	$829,142	$1,002,331
04/20	$888,183	$1,094,145
05/20	$904,868	$1,102,570
06/20	$932,464	$1,183,608
07/20	$981,879	$1,289,423
08/20	$971,879	$1,317,919
09/20	$956,256	$1,296,833
10/20	$955,605	$1,323,547
11/20	$1,091,655	$1,445,975
12/20	$1,185,424	$1,552,255
01/21	$1,189,366	$1,599,909
02/21	$1,212,365	$1,612,068
03/21	$1,245,221	$1,587,726
04/21	$1,258,363	$1,627,260
05/21	$1,321,445	$1,665,013
06/21	$1,313,560	$1,667,843
07/21	$1,258,363	$1,555,597
08/21	$1,291,484	$1,596,354
09/21	$1,254,011	$1,532,979
10/21	$1,256,019	$1,548,155
11/21	$1,201,147	$1,484,991
12/21	$1,249,892	$1,512,908
01/22	$1,275,400	$1,484,314
02/22	$1,219,558	$1,439,933
03/22	$1,199,566	$1,407,391
04/22	$1,138,208	$1,329,140
05/22	$1,175,436	$1,334,988
06/22	$1,061,684	$1,246,211
07/22	$1,072,715	$1,243,096
08/22	$1,058,237	$1,248,317
09/22	$947,243	$1,102,014
10/22	$958,274	$1,067,852
11/22	$1,093,397	$1,226,214
12/22	$1,064,209	$1,208,925
01/23	$1,159,098	$1,304,430
02/23	$1,118,223	$1,219,903
03/23	$1,148,149	$1,256,866
04/23	$1,158,368	$1,242,663
05/23	$1,133,551	$1,221,786
06/23	$1,205,082	$1,268,214
07/23	$1,255,446	$1,347,224
08/23	$1,200,702	$1,264,235
09/23	$1,189,754	$1,231,112
10/23	$1,166,397	$1,183,222
11/23	$1,248,876	$1,277,879
12/23	$1,302,289	$1,327,845
01/24	$1,257,565	$1,266,233
02/24	$1,313,659	$1,326,505
03/24	$1,334,126	$1,359,403
04/24	$1,342,464	$1,365,520
05/24	$1,375,059	$1,373,167
06/24	$1,409,928	$1,426,978
07/24	$1,422,057	$1,431,225
08/24	$1,459,958	$1,454,333
09/24	$1,543,341	$1,551,446
10/24	$1,452,378	$1,482,448
11/24	$1,419,025	$1,429,183
12/24	$1,401,137	$1,427,221

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	7.59%	3.40%	3.44%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

Performance Inception Date	Jan. 19, 2015
AssetsNet	$ 3,238,644,146
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 28,902,986
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,238,644,146
# of Portfolio Holdings	81
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,902,986

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.2%
MediaTek, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%
Alibaba Group Holding Ltd. ADR	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000150427
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	LEOIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$371	3.52%

Expenses Paid, Amount	$ 371
Expense Ratio, Percent	3.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and finance cost) averaged approximately 1.6% throughout the year, positively contributing to returns.

  Volatility yield, the return associated with the dynamic hedging and re-hedging of the equity underlying a convertible, was a positive contributor throughout the year.

  Special situations trades added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by credit spread tightening and an increased demand for credit-sensitive convertibles.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
12/14	$10,000	$10,000	$10,000	$10,000
01/15	$9,800	$10,190	$9,971	$9,892
02/15	$10,040	$10,131	$10,172	$10,319
03/15	$10,040	$10,173	$10,206	$10,297
04/15	$10,300	$10,161	$10,227	$10,380
05/15	$10,310	$10,143	$10,254	$10,610
06/15	$10,090	$10,030	$10,127	$10,372
07/15	$10,130	$10,088	$10,124	$10,299
08/15	$10,010	$10,059	$9,900	$9,929
09/15	$9,930	$10,098	$9,695	$9,625
10/15	$9,970	$10,130	$9,837	$9,979
11/15	$9,880	$10,093	$9,766	$9,936
12/15	$9,768	$10,043	$9,652	$9,725
01/16	$9,746	$10,154	$9,385	$9,062
02/16	$9,790	$10,226	$9,355	$9,064
03/16	$9,801	$10,351	$9,471	$9,476
04/16	$9,910	$10,422	$9,510	$9,630
05/16	$9,877	$10,430	$9,554	$9,826
06/16	$9,921	$10,614	$9,573	$9,858
07/16	$10,042	$10,701	$9,712	$10,332
08/16	$10,130	$10,713	$9,727	$10,423
09/16	$10,152	$10,715	$9,781	$10,588
10/16	$10,086	$10,644	$9,725	$10,429
11/16	$10,119	$10,405	$9,810	$10,727
12/16	$10,185	$10,436	$9,895	$10,865
01/17	$10,274	$10,472	$9,944	$11,171
02/17	$10,319	$10,553	$10,056	$11,377
03/17	$10,374	$10,550	$10,059	$11,475
04/17	$10,441	$10,637	$10,102	$11,603
05/17	$10,452	$10,719	$10,126	$11,732
06/17	$10,553	$10,710	$10,148	$11,817
07/17	$10,664	$10,764	$10,242	$12,051
08/17	$10,646	$10,856	$10,272	$12,109
09/17	$10,657	$10,818	$10,334	$12,344
10/17	$10,680	$10,831	$10,405	$12,583
11/17	$10,714	$10,815	$10,412	$12,569
12/17	$10,750	$10,863	$10,488	$12,570
01/18	$10,762	$10,758	$10,744	$12,940
02/18	$10,825	$10,656	$10,484	$12,855
03/18	$10,837	$10,710	$10,381	$12,923
04/18	$10,837	$10,638	$10,391	$12,877
05/18	$10,837	$10,696	$10,418	$13,384
06/18	$10,837	$10,681	$10,399	$13,400
07/18	$10,837	$10,703	$10,383	$13,464
08/18	$10,866	$10,756	$10,430	$13,976
09/18	$10,891	$10,710	$10,358	$13,938
10/18	$10,779	$10,620	$10,036	$13,092
11/18	$10,791	$10,668	$9,974	$13,237
12/18	$10,596	$10,835	$9,751	$12,651
01/19	$10,737	$10,984	$9,959	$13,525
02/19	$10,800	$10,996	$10,022	$13,946
03/19	$10,992	$11,195	$10,005	$13,913
04/19	$11,081	$11,210	$10,070	$14,315
05/19	$11,132	$11,382	$10,001	$13,825
06/19	$11,221	$11,543	$10,162	$14,459
07/19	$11,310	$11,578	$10,241	$14,742
08/19	$11,308	$11,840	$10,280	$14,524
09/19	$11,320	$11,788	$10,326	$14,456
10/19	$11,282	$11,826	$10,358	$14,701
11/19	$11,308	$11,824	$10,465	$15,182
12/19	$11,385	$11,842	$10,597	$15,534
01/20	$11,449	$12,054	$10,641	$16,003
02/20	$11,436	$12,235	$10,488	$15,720
03/20	$10,574	$11,996	$9,871	$13,527
04/20	$10,767	$12,236	$10,155	$15,071
05/20	$10,870	$12,350	$10,301	$16,148
06/20	$11,076	$12,453	$10,482	$17,035
07/20	$11,385	$12,672	$10,624	$18,270
08/20	$11,711	$12,599	$10,787	$20,004
09/20	$11,737	$12,576	$10,769	$19,523
10/20	$11,841	$12,531	$10,745	$19,289
11/20	$12,217	$12,695	$11,048	$21,923
12/20	$12,509	$12,739	$11,298	$23,624
01/21	$12,742	$12,659	$11,279	$24,388
02/21	$13,072	$12,495	$11,450	$25,286
03/21	$12,934	$12,350	$11,444	$24,295
04/21	$12,975	$12,454	$11,630	$24,884
05/21	$12,989	$12,501	$11,675	$24,408
06/21	$13,030	$12,592	$11,719	$25,212
07/21	$13,181	$12,719	$11,667	$24,902
08/21	$13,257	$12,710	$11,747	$25,363
09/21	$13,368	$12,602	$11,702	$25,013
10/21	$13,396	$12,591	$11,807	$25,848
11/21	$13,341	$12,607	$11,655	$24,840
12/21	$13,390	$12,598	$11,710	$24,597
01/22	$13,361	$12,322	$11,538	$23,005
02/22	$13,318	$12,154	$11,496	$23,074
03/22	$13,261	$11,828	$11,551	$23,256
04/22	$13,132	$11,387	$11,447	$21,631
05/22	$12,703	$11,449	$11,323	$20,737
06/22	$12,360	$11,221	$11,119	$19,479
07/22	$12,388	$11,503	$11,179	$20,538
08/22	$12,676	$11,204	$11,285	$20,828
09/22	$12,250	$10,721	$11,176	$19,607
10/22	$12,235	$10,603	$11,185	$20,198
11/22	$12,220	$10,999	$11,201	$20,438
12/22	$12,400	$10,961	$11,195	$19,780
01/23	$12,834	$11,301	$11,382	$21,004
02/23	$12,930	$11,024	$11,328	$20,762
03/23	$12,689	$11,282	$11,194	$20,606
04/23	$12,770	$11,351	$11,232	$20,287
05/23	$12,898	$11,233	$11,180	$20,553
06/23	$13,027	$11,216	$11,265	$21,632
07/23	$13,187	$11,227	$11,323	$22,225
08/23	$13,235	$11,160	$11,361	$21,649
09/23	$13,284	$10,893	$11,349	$21,104
10/23	$12,930	$10,730	$11,256	$20,181
11/23	$13,043	$11,213	$11,384	$21,211
12/23	$13,271	$11,638	$11,542	$22,526
01/24	$13,353	$11,610	$11,579	$22,274
02/24	$13,565	$11,471	$11,685	$22,533
03/24	$13,712	$11,584	$11,832	$23,041
04/24	$13,728	$11,313	$11,768	$22,243
05/24	$13,891	$11,500	$11,839	$22,755
06/24	$13,989	$11,606	$11,909	$23,004
07/24	$14,153	$11,869	$11,997	$23,433
08/24	$14,299	$12,044	$12,048	$23,755
09/24	$14,484	$12,209	$12,162	$24,195
10/24	$14,535	$11,932	$12,082	$24,411
11/24	$14,653	$12,058	$12,182	$26,036
12/24	$14,705	$11,876	$12,184	$24,912

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	10.81%	5.25%	3.93%
US Universal Index	2.04%	0.06%	1.73%
HFRX Global Hedge Fund Index	5.27%	2.81%	1.99%
The ICE BofAML U.S. Convertible ex Mandatory Index	10.73%	9.91%	9.56%

AssetsNet	$ 42,005,022
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 218,878
InvestmentCompanyPortfolioTurnover	435.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$42,005,022
# of Portfolio Holdings	80
Portfolio Turnover Rate	435%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$218,878

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 04/15/25	9.7%
U.S. Treasury Bills 0.000% due 01/09/25	8.4%
U.S. Treasury Bills 0.000% due 03/13/25	5.7%
U.S. Treasury Bills 0.000% due 01/21/25	4.7%
Pegasystems, Inc. 0.750% due 03/01/25	3.6%
U.S. Treasury Notes 4.000% due 10/31/29	3.1%
Match Group Financeco 2, Inc. 0.875% due 06/15/26	2.8%
Enphase Energy, Inc. 0.000% due 03/01/26	2.5%
Integra LifeSciences Holdings Corp. 0.500% due 08/15/25	2.4%
Viavi Solutions, Inc. 1.625% due 03/15/26	1.9%

Material Fund Change [Text Block]
C000150428
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Open Shares
Trading Symbol	LEOOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$398	3.78%

Expenses Paid, Amount	$ 398
Expense Ratio, Percent	3.78%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and finance cost) averaged approximately 1.6% throughout the year, positively contributing to returns.

  Volatility yield, the return associated with the dynamic hedging and re-hedging of the equity underlying a convertible, was a positive contributor throughout the year.

  Special situations trades added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by credit spread tightening and an increased demand for credit-sensitive convertibles.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	HFRX Global Hedge Fund Index	The ICE BofAML U.S. Convertible ex Mandatory Index
12/14	$10,000	$10,000	$10,000	$10,000
01/15	$9,800	$10,190	$9,971	$9,892
02/15	$10,040	$10,131	$10,172	$10,319
03/15	$10,040	$10,173	$10,206	$10,297
04/15	$10,290	$10,161	$10,227	$10,380
05/15	$10,300	$10,143	$10,254	$10,610
06/15	$10,080	$10,030	$10,127	$10,372
07/15	$10,110	$10,088	$10,124	$10,299
08/15	$10,000	$10,059	$9,900	$9,929
09/15	$9,910	$10,098	$9,695	$9,625
10/15	$9,950	$10,130	$9,837	$9,979
11/15	$9,870	$10,093	$9,766	$9,936
12/15	$9,743	$10,043	$9,652	$9,725
01/16	$9,710	$10,154	$9,385	$9,062
02/16	$9,754	$10,226	$9,355	$9,064
03/16	$9,764	$10,351	$9,471	$9,476
04/16	$9,874	$10,422	$9,510	$9,630
05/16	$9,841	$10,430	$9,554	$9,826
06/16	$9,885	$10,614	$9,573	$9,858
07/16	$9,995	$10,701	$9,712	$10,332
08/16	$10,082	$10,713	$9,727	$10,423
09/16	$10,104	$10,715	$9,781	$10,588
10/16	$10,038	$10,644	$9,725	$10,429
11/16	$10,071	$10,405	$9,810	$10,727
12/16	$10,134	$10,436	$9,895	$10,865
01/17	$10,223	$10,472	$9,944	$11,171
02/17	$10,267	$10,553	$10,056	$11,377
03/17	$10,312	$10,550	$10,059	$11,475
04/17	$10,367	$10,637	$10,102	$11,603
05/17	$10,378	$10,719	$10,126	$11,732
06/17	$10,478	$10,710	$10,148	$11,817
07/17	$10,589	$10,764	$10,242	$12,051
08/17	$10,570	$10,856	$10,272	$12,109
09/17	$10,582	$10,818	$10,334	$12,344
10/17	$10,604	$10,831	$10,405	$12,583
11/17	$10,638	$10,815	$10,412	$12,569
12/17	$10,669	$10,863	$10,488	$12,570
01/18	$10,669	$10,758	$10,744	$12,940
02/18	$10,730	$10,656	$10,484	$12,855
03/18	$10,743	$10,710	$10,381	$12,923
04/18	$10,730	$10,638	$10,391	$12,877
05/18	$10,730	$10,696	$10,418	$13,384
06/18	$10,743	$10,681	$10,399	$13,400
07/18	$10,743	$10,703	$10,383	$13,464
08/18	$10,759	$10,756	$10,430	$13,976
09/18	$10,784	$10,710	$10,358	$13,938
10/18	$10,672	$10,620	$10,036	$13,092
11/18	$10,685	$10,668	$9,974	$13,237
12/18	$10,489	$10,835	$9,751	$12,651
01/19	$10,616	$10,984	$9,959	$13,525
02/19	$10,691	$10,996	$10,022	$13,946
03/19	$10,855	$11,195	$10,005	$13,913
04/19	$10,956	$11,210	$10,070	$14,315
05/19	$11,007	$11,382	$10,001	$13,825
06/19	$11,095	$11,543	$10,162	$14,459
07/19	$11,171	$11,578	$10,241	$14,742
08/19	$11,168	$11,840	$10,280	$14,524
09/19	$11,168	$11,788	$10,326	$14,456
10/19	$11,143	$11,826	$10,358	$14,701
11/19	$11,155	$11,824	$10,465	$15,182
12/19	$11,245	$11,842	$10,597	$15,534
01/20	$11,308	$12,054	$10,641	$16,003
02/20	$11,296	$12,235	$10,488	$15,720
03/20	$10,441	$11,996	$9,871	$13,527
04/20	$10,633	$12,236	$10,155	$15,071
05/20	$10,722	$12,350	$10,301	$16,148
06/20	$10,913	$12,453	$10,482	$17,035
07/20	$11,194	$12,672	$10,624	$18,270
08/20	$11,500	$12,599	$10,787	$20,004
09/20	$11,526	$12,576	$10,769	$19,523
10/20	$11,628	$12,531	$10,745	$19,289
11/20	$12,000	$12,695	$11,048	$21,923
12/20	$12,323	$12,739	$11,298	$23,624
01/21	$12,553	$12,659	$11,279	$24,388
02/21	$12,864	$12,495	$11,450	$25,286
03/21	$12,743	$12,350	$11,444	$24,295
04/21	$12,783	$12,454	$11,630	$24,884
05/21	$12,783	$12,501	$11,675	$24,408
06/21	$12,824	$12,592	$11,719	$25,212
07/21	$12,959	$12,719	$11,667	$24,902
08/21	$13,033	$12,710	$11,747	$25,363
09/21	$13,143	$12,602	$11,702	$25,013
10/21	$13,171	$12,591	$11,807	$25,848
11/21	$13,129	$12,607	$11,655	$24,840
12/21	$13,159	$12,598	$11,710	$24,597
01/22	$13,131	$12,322	$11,538	$23,005
02/22	$13,089	$12,154	$11,496	$23,074
03/22	$13,019	$11,828	$11,551	$23,256
04/22	$12,907	$11,387	$11,447	$21,631
05/22	$12,485	$11,449	$11,323	$20,737
06/22	$12,134	$11,221	$11,119	$19,479
07/22	$12,176	$11,503	$11,179	$20,538
08/22	$12,445	$11,204	$11,285	$20,828
09/22	$12,027	$10,721	$11,176	$19,607
10/22	$12,012	$10,603	$11,185	$20,198
11/22	$11,997	$10,999	$11,201	$20,438
12/22	$12,179	$10,961	$11,195	$19,780
01/23	$12,588	$11,301	$11,382	$21,004
02/23	$12,682	$11,024	$11,328	$20,762
03/23	$12,447	$11,282	$11,194	$20,606
04/23	$12,525	$11,351	$11,232	$20,287
05/23	$12,651	$11,233	$11,180	$20,553
06/23	$12,777	$11,216	$11,265	$21,632
07/23	$12,918	$11,227	$11,323	$22,225
08/23	$12,965	$11,160	$11,361	$21,649
09/23	$13,012	$10,893	$11,349	$21,104
10/23	$12,667	$10,730	$11,256	$20,181
11/23	$12,777	$11,213	$11,384	$21,211
12/23	$12,987	$11,638	$11,542	$22,526
01/24	$13,083	$11,610	$11,579	$22,274
02/24	$13,274	$11,471	$11,685	$22,533
03/24	$13,417	$11,584	$11,832	$23,041
04/24	$13,433	$11,313	$11,768	$22,243
05/24	$13,577	$11,500	$11,839	$22,755
06/24	$13,688	$11,606	$11,909	$23,004
07/24	$13,832	$11,869	$11,997	$23,433
08/24	$13,975	$12,044	$12,048	$23,755
09/24	$14,156	$12,209	$12,162	$24,195
10/24	$14,205	$11,932	$12,082	$24,411
11/24	$14,303	$12,058	$12,182	$26,036
12/24	$14,368	$11,876	$12,184	$24,912

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	10.63%	5.02%	3.69%
US Universal Index	2.04%	0.06%	1.73%
HFRX Global Hedge Fund Index	5.27%	2.81%	1.99%
The ICE BofAML U.S. Convertible ex Mandatory Index	10.73%	9.91%	9.56%

AssetsNet	$ 42,005,022
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 218,878
InvestmentCompanyPortfolioTurnover	435.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$42,005,022
# of Portfolio Holdings	80
Portfolio Turnover Rate	435%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$218,878

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 04/15/25	9.7%
U.S. Treasury Bills 0.000% due 01/09/25	8.4%
U.S. Treasury Bills 0.000% due 03/13/25	5.7%
U.S. Treasury Bills 0.000% due 01/21/25	4.7%
Pegasystems, Inc. 0.750% due 03/01/25	3.6%
U.S. Treasury Notes 4.000% due 10/31/29	3.1%
Match Group Financeco 2, Inc. 0.875% due 06/15/26	2.8%
Enphase Energy, Inc. 0.000% due 03/01/26	2.5%
Integra LifeSciences Holdings Corp. 0.500% due 08/15/25	2.4%
Viavi Solutions, Inc. 1.625% due 03/15/26	1.9%

Material Fund Change [Text Block]
C000193735
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Institutional Shares
Trading Symbol	LZFIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.94%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Fiserv was a strong contributor to relative performance for the year period. Company revenues grew organically, and margins expanded during the year consistent with management’s medium-term objectives.

  eBay was one of the top contributors to performance during the period and we sold out of the stock in September 2024 as it has reached its intrinsic value.

  Knorr-Bremse performed strongly as the company continued its program of divesting non-core businesses. We believe that this strategy should lead to margin improvement and enable management to better focus on enhancing return on capital. There are challenges in the truck segment and uncertainty regarding potential trade tariffs.

  CVS Health had a tough year in 2024, facing several problems that impacted its finances and worried investors. We believe CVS is actively addressing its challenges and positioning itself for potential recovery and growth in the next few years.

  Dentsply Sirona reported slightly better than expected third-quarter results, however the stock price fell because the company lowered their full-year sales and earnings forecasts. The decline was due to suspending Byte clear aligners and impression kits sales and marketing because of new legislative requirements.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index
10/17	$9,950	$10,189
11/17	$10,390	$10,410
12/17	$10,425	$10,551
01/18	$11,038	$11,108
02/18	$10,475	$10,648
03/18	$10,284	$10,416
04/18	$10,706	$10,536
05/18	$10,626	$10,602
06/18	$10,576	$10,597
07/18	$10,786	$10,927
08/18	$10,880	$11,063
09/18	$11,001	$11,125
10/18	$10,668	$10,308
11/18	$10,940	$10,426
12/18	$9,893	$9,633
01/19	$10,699	$10,383
02/19	$10,945	$10,695
03/19	$10,609	$10,835
04/19	$11,437	$11,220
05/19	$10,497	$10,573
06/19	$11,169	$11,269
07/19	$11,169	$11,326
08/19	$10,650	$11,094
09/19	$11,323	$11,330
10/19	$11,547	$11,618
11/19	$11,794	$11,942
12/19	$12,040	$12,300
01/20	$11,590	$12,225
02/20	$10,323	$11,192
03/20	$8,027	$9,711
04/20	$9,104	$10,772
05/20	$9,495	$11,292
06/20	$9,518	$11,591
07/20	$9,944	$12,145
08/20	$10,148	$12,957
09/20	$9,982	$12,510
10/20	$9,888	$12,126
11/20	$11,676	$13,676
12/20	$12,178	$14,256
01/21	$12,142	$14,115
02/21	$12,381	$14,476
03/21	$13,172	$14,959
04/21	$13,771	$15,654
05/21	$14,561	$15,880
06/21	$14,238	$16,116
07/21	$14,202	$16,405
08/21	$14,334	$16,813
09/21	$14,046	$16,115
10/21	$14,286	$17,027
11/21	$13,902	$16,655
12/21	$14,949	$17,366
01/22	$14,728	$16,447
02/22	$15,019	$16,031
03/22	$15,684	$16,470
04/22	$14,963	$15,102
05/22	$15,310	$15,114
06/22	$13,868	$13,805
07/22	$14,395	$14,901
08/22	$13,925	$14,278
09/22	$12,511	$12,950
10/22	$13,657	$13,880
11/22	$14,689	$14,845
12/22	$14,171	$14,214
01/23	$15,547	$15,220
02/23	$15,219	$14,855
03/23	$15,313	$15,314
04/23	$15,797	$15,582
05/23	$15,140	$15,426
06/23	$16,095	$16,359
07/23	$16,454	$16,909
08/23	$16,063	$16,505
09/23	$15,313	$15,793
10/23	$14,515	$15,335
11/23	$15,844	$16,774
12/23	$16,821	$17,598
01/24	$16,515	$17,809
02/24	$16,838	$18,564
03/24	$17,008	$19,160
04/24	$16,089	$18,449
05/24	$16,379	$19,274
06/24	$16,072	$19,667
07/24	$17,331	$20,014
08/24	$17,824	$20,543
09/24	$18,164	$20,919
10/24	$17,297	$20,504
11/24	$17,433	$21,445
12/24	$16,289	$20,886

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(3.16%)	6.23%	6.95%
MSCI World Index	18.67%	11.17%	9.82%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 173,098,043
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,402,736
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$173,098,043
# of Portfolio Holdings	26
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,402,736

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
Rentokil Initial PLC	6.0%
National Grid PLC	6.0%
Omnicom Group, Inc.	6.0%
International Game Technology PLC	5.9%
CVS Health Corp.	5.6%
Snam SpA	4.9%
Henry Schein, Inc.	4.8%
Dentsply Sirona, Inc.	4.6%
Visa, Inc., A Shares	4.2%

Material Fund Change [Text Block]
C000193736
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Open Shares
Trading Symbol	LZFOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Fiserv was a strong contributor to relative performance for the year period. Company revenues grew organically, and margins expanded during the year consistent with management’s medium-term objectives.

  eBay was one of the top contributors to performance during the period and we sold out of the stock in September 2024 as it has reached its intrinsic value.

  Knorr-Bremse performed strongly as the company continued its program of divesting non-core businesses. We believe that this strategy should lead to margin improvement and enable management to better focus on enhancing return on capital. There are challenges in the truck segment and uncertainty regarding potential trade tariffs.

  CVS Health had a tough year in 2024, facing several problems that impacted its finances and worried investors. We believe CVS is actively addressing its challenges and positioning itself for potential recovery and growth in the next few years.

  Dentsply Sirona reported slightly better than expected third-quarter results, however the stock price fell because the company lowered their full-year sales and earnings forecasts. The decline was due to suspending Byte clear aligners and impression kits sales and marketing because of new legislative requirements.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index
10/17	$9,940	$10,189
11/17	$10,380	$10,410
12/17	$10,418	$10,551
01/18	$11,031	$11,108
02/18	$10,459	$10,648
03/18	$10,268	$10,416
04/18	$10,689	$10,536
05/18	$10,599	$10,602
06/18	$10,549	$10,597
07/18	$10,760	$10,927
08/18	$10,853	$11,063
09/18	$10,964	$11,125
10/18	$10,641	$10,308
11/18	$10,914	$10,426
12/18	$9,862	$9,633
01/19	$10,665	$10,383
02/19	$10,910	$10,695
03/19	$10,564	$10,835
04/19	$11,379	$11,220
05/19	$10,453	$10,573
06/19	$11,111	$11,269
07/19	$11,122	$11,326
08/19	$10,594	$11,094
09/19	$11,253	$11,330
10/19	$11,488	$11,618
11/19	$11,723	$11,942
12/19	$11,972	$12,300
01/20	$11,513	$12,225
02/20	$10,253	$11,192
03/20	$7,981	$9,711
04/20	$9,041	$10,772
05/20	$9,441	$11,292
06/20	$9,453	$11,591
07/20	$9,876	$12,145
08/20	$10,079	$12,957
09/20	$9,914	$12,510
10/20	$9,808	$12,126
11/20	$11,574	$13,676
12/20	$12,079	$14,256
01/21	$12,032	$14,115
02/21	$12,269	$14,476
03/21	$13,053	$14,959
04/21	$13,647	$15,654
05/21	$14,419	$15,880
06/21	$14,110	$16,116
07/21	$14,063	$16,405
08/21	$14,182	$16,813
09/21	$13,896	$16,115
10/21	$14,135	$17,027
11/21	$13,741	$16,655
12/21	$14,780	$17,366
01/22	$14,560	$16,447
02/22	$14,848	$16,031
03/22	$15,507	$16,470
04/22	$14,793	$15,102
05/22	$15,123	$15,114
06/22	$13,709	$13,805
07/22	$14,231	$14,901
08/22	$13,752	$14,278
09/22	$12,353	$12,950
10/22	$13,486	$13,880
11/22	$14,494	$14,845
12/22	$13,974	$14,214
01/23	$15,348	$15,220
02/23	$15,008	$14,855
03/23	$15,101	$15,314
04/23	$15,564	$15,582
05/23	$14,931	$15,426
06/23	$15,858	$16,359
07/23	$16,213	$16,909
08/23	$15,827	$16,505
09/23	$15,086	$15,793
10/23	$14,298	$15,335
11/23	$15,611	$16,774
12/23	$16,548	$17,598
01/24	$16,263	$17,809
02/24	$16,565	$18,564
03/24	$16,732	$19,160
04/24	$15,828	$18,449
05/24	$16,096	$19,274
06/24	$15,811	$19,667
07/24	$17,034	$20,014
08/24	$17,519	$20,543
09/24	$17,854	$20,919
10/24	$16,983	$20,504
11/24	$17,134	$21,445
12/24	$15,997	$20,886

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(3.33%)	5.97%	6.69%
MSCI World Index	18.67%	11.17%	9.82%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 173,098,043
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,402,736
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$173,098,043
# of Portfolio Holdings	26
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,402,736

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
Rentokil Initial PLC	6.0%
National Grid PLC	6.0%
Omnicom Group, Inc.	6.0%
International Game Technology PLC	5.9%
CVS Health Corp.	5.6%
Snam SpA	4.9%
Henry Schein, Inc.	4.8%
Dentsply Sirona, Inc.	4.6%
Visa, Inc., A Shares	4.2%

Material Fund Change [Text Block]
C000135644
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	GESIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Lack of exposure to the materials and energy sectors contributed to performance. The Portfolio generally does not invest in commodity-related businesses due to their historically low levels of financial productivity and lack of a sustainable competitive advantage. The two sectors were among the worst performers in the benchmark during the period.

  Continued robust artificial intelligence (AI)-related demand for chips helped boost shares of Taiwan Semiconductor.

  A position in Japanese media company Sanrio also contributed. Sanrio owns, manages, licenses and creates content for a portfolio of 450 characters such as Hello Kitty, with an increasingly high margin licensing-oriented business model. After we initiated our position in July, the company reported better-than-expected earnings driven by strong performance in licensing revenues and a favorable mix of character promotions.

  IQVIA, a contract research organization (CRO) that provides outsourced research support to the pharma, biotech, and medical device industries, fell amid a tougher industry environment and concerns over lower pharma spending.

  Hexagon, a global leader in metrology, fell amid a weaker backdrop for its end-markets and its CEO’s resignation.

  Stock selection in the financials sector and the information technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI
12/14	$10,000	$10,000
01/15	$9,729	$9,844
02/15	$10,359	$10,392
03/15	$10,223	$10,231
04/15	$10,378	$10,528
05/15	$10,455	$10,514
06/15	$10,233	$10,267
07/15	$10,475	$10,356
08/15	$9,835	$9,646
09/15	$9,554	$9,297
10/15	$10,242	$10,027
11/15	$10,281	$9,943
12/15	$10,046	$9,764
01/16	$9,589	$9,176
02/16	$9,365	$9,112
03/16	$9,997	$9,788
04/16	$10,046	$9,932
05/16	$10,260	$9,945
06/16	$10,123	$9,885
07/16	$10,542	$10,311
08/16	$10,415	$10,346
09/16	$10,590	$10,409
10/16	$10,162	$10,233
11/16	$10,211	$10,310
12/16	$10,312	$10,533
01/17	$10,626	$10,821
02/17	$10,978	$11,125
03/17	$11,155	$11,260
04/17	$11,439	$11,436
05/17	$11,781	$11,689
06/17	$11,801	$11,741
07/17	$12,085	$12,069
08/17	$12,202	$12,115
09/17	$12,447	$12,349
10/17	$12,741	$12,605
11/17	$13,035	$12,849
12/17	$13,253	$13,056
01/18	$13,934	$13,793
02/18	$13,447	$13,214
03/18	$13,325	$12,931
04/18	$13,284	$13,054
05/18	$13,436	$13,071
06/18	$13,416	$13,000
07/18	$13,904	$13,392
08/18	$13,950	$13,498
09/18	$13,981	$13,558
10/18	$12,890	$12,542
11/18	$13,185	$12,725
12/18	$12,309	$11,828
01/19	$13,129	$12,762
02/19	$13,612	$13,103
03/19	$13,948	$13,268
04/19	$14,368	$13,716
05/19	$13,759	$12,903
06/19	$14,610	$13,747
07/19	$14,620	$13,787
08/19	$14,536	$13,461
09/19	$14,589	$13,743
10/19	$14,641	$14,120
11/19	$14,956	$14,464
12/19	$15,412	$14,973
01/20	$15,476	$14,808
02/20	$14,385	$13,612
03/20	$12,618	$11,774
04/20	$13,845	$13,036
05/20	$14,354	$13,603
06/20	$14,586	$14,038
07/20	$15,401	$14,781
08/20	$16,269	$15,685
09/20	$15,984	$15,180
10/20	$15,687	$14,811
11/20	$17,169	$16,637
12/20	$17,874	$17,409
01/21	$17,665	$17,330
02/21	$18,005	$17,732
03/21	$18,706	$18,205
04/21	$19,571	$19,001
05/21	$19,911	$19,297
06/21	$20,064	$19,552
07/21	$20,524	$19,686
08/21	$20,898	$20,179
09/21	$20,004	$19,345
10/21	$21,031	$20,332
11/21	$20,401	$19,842
12/21	$21,404	$20,636
01/22	$20,070	$19,622
02/22	$19,249	$19,115
03/22	$19,488	$19,529
04/22	$18,222	$17,966
05/22	$18,142	$17,987
06/22	$17,036	$16,471
07/22	$18,553	$17,621
08/22	$17,538	$16,972
09/22	$16,090	$15,348
10/22	$17,025	$16,274
11/22	$18,428	$17,536
12/22	$17,705	$16,845
01/23	$18,868	$18,053
02/23	$18,246	$17,536
03/23	$18,811	$18,076
04/23	$19,029	$18,336
05/23	$18,615	$18,140
06/23	$19,697	$19,193
07/23	$20,089	$19,896
08/23	$19,501	$19,340
09/23	$18,495	$18,540
10/23	$18,067	$17,983
11/23	$19,698	$19,643
12/23	$20,723	$20,586
01/24	$20,606	$20,707
02/24	$21,522	$21,595
03/24	$21,897	$22,274
04/24	$21,322	$21,539
05/24	$22,050	$22,413
06/24	$22,355	$22,910
07/24	$22,708	$23,279
08/24	$23,305	$23,870
09/24	$23,587	$24,424
10/24	$22,798	$23,877
11/24	$23,469	$24,770
12/24	$22,887	$24,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	10.44%	8.23%	8.63%
MSCI ACWI	17.49%	10.06%	9.23%

AssetsNet	$ 98,350,719
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 658,465
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$98,350,719
# of Portfolio Holdings	69
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$658,465

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Accenture PLC, Class A	2.8%
Salesforce, Inc..	2.6%
Visa, Inc., A Shares	2.4%
Aon PLC, Class A	2.1%
Wolters Kluwer NV	2.0%
RELX PLC	2.0%

Material Fund Change [Text Block]
C000135645
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	GESOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Lack of exposure to the materials and energy sectors contributed to performance. The Portfolio generally does not invest in commodity-related businesses due to their historically low levels of financial productivity and lack of a sustainable competitive advantage. The two sectors were among the worst performers in the benchmark during the period.

  Continued robust artificial intelligence (AI)-related demand for chips helped boost shares of Taiwan Semiconductor.

  A position in Japanese media company Sanrio also contributed. Sanrio owns, manages, licenses and creates content for a portfolio of 450 characters such as Hello Kitty, with an increasingly high margin licensing-oriented business model. After we initiated our position in July, the company reported better-than-expected earnings driven by strong performance in licensing revenues and a favorable mix of character promotions.

  IQVIA, a contract research organization (CRO) that provides outsourced research support to the pharma, biotech, and medical device industries, fell amid a tougher industry environment and concerns over lower pharma spending.

  Hexagon, a global leader in metrology, fell amid a weaker backdrop for its end-markets and its CEO’s resignation.

  Stock selection in the financials sector and the information technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI
12/14	$10,000	$10,000
01/15	$9,729	$9,844
02/15	$10,359	$10,392
03/15	$10,223	$10,231
04/15	$10,378	$10,528
05/15	$10,446	$10,514
06/15	$10,223	$10,267
07/15	$10,465	$10,356
08/15	$9,816	$9,646
09/15	$9,535	$9,297
10/15	$10,223	$10,027
11/15	$10,262	$9,943
12/15	$10,024	$9,764
01/16	$9,569	$9,176
02/16	$9,336	$9,112
03/16	$9,966	$9,788
04/16	$10,015	$9,932
05/16	$10,218	$9,945
06/16	$10,083	$9,885
07/16	$10,499	$10,311
08/16	$10,364	$10,346
09/16	$10,538	$10,409
10/16	$10,112	$10,233
11/16	$10,160	$10,310
12/16	$10,260	$10,533
01/17	$10,562	$10,821
02/17	$10,912	$11,125
03/17	$11,088	$11,260
04/17	$11,360	$11,436
05/17	$11,701	$11,689
06/17	$11,720	$11,741
07/17	$11,993	$12,069
08/17	$12,110	$12,115
09/17	$12,343	$12,349
10/17	$12,635	$12,605
11/17	$12,918	$12,849
12/17	$13,134	$13,056
01/18	$13,819	$13,793
02/18	$13,325	$13,214
03/18	$13,204	$12,931
04/18	$13,154	$13,054
05/18	$13,305	$13,071
06/18	$13,275	$13,000
07/18	$13,758	$13,392
08/18	$13,804	$13,498
09/18	$13,825	$13,558
10/18	$12,743	$12,542
11/18	$13,036	$12,725
12/18	$12,171	$11,828
01/19	$12,970	$12,762
02/19	$13,448	$13,103
03/19	$13,780	$13,268
04/19	$14,184	$13,716
05/19	$13,583	$12,903
06/19	$14,423	$13,747
07/19	$14,423	$13,787
08/19	$14,330	$13,461
09/19	$14,382	$13,743
10/19	$14,433	$14,120
11/19	$14,745	$14,464
12/19	$15,193	$14,973
01/20	$15,255	$14,808
02/20	$14,171	$13,612
03/20	$12,430	$11,774
04/20	$13,629	$13,036
05/20	$14,140	$13,603
06/20	$14,359	$14,038
07/20	$15,151	$14,781
08/20	$16,006	$15,685
09/20	$15,725	$15,180
10/20	$15,422	$14,811
11/20	$16,882	$16,637
12/20	$17,574	$17,409
01/21	$17,369	$17,330
02/21	$17,692	$17,732
03/21	$18,381	$18,205
04/21	$19,220	$19,001
05/21	$19,554	$19,297
06/21	$19,694	$19,552
07/21	$20,146	$19,686
08/21	$20,503	$20,179
09/21	$19,624	$19,345
10/21	$20,622	$20,332
11/21	$20,004	$19,842
12/21	$20,978	$20,636
01/22	$19,671	$19,622
02/22	$18,856	$19,115
03/22	$19,090	$19,529
04/22	$17,839	$17,966
05/22	$17,761	$17,987
06/22	$16,666	$16,471
07/22	$18,163	$17,621
08/22	$17,158	$16,972
09/22	$15,739	$15,348
10/22	$16,655	$16,274
11/22	$18,018	$17,536
12/22	$17,307	$16,845
01/23	$18,444	$18,053
02/23	$17,825	$17,536
03/23	$18,376	$18,076
04/23	$18,579	$18,336
05/23	$18,174	$18,140
06/23	$19,220	$19,193
07/23	$19,603	$19,896
08/23	$19,017	$19,340
09/23	$18,045	$18,540
10/23	$17,616	$17,983
11/23	$19,209	$19,643
12/23	$20,202	$20,586
01/24	$20,076	$20,707
02/24	$20,969	$21,595
03/24	$21,323	$22,274
04/24	$20,763	$21,539
05/24	$21,461	$22,413
06/24	$21,758	$22,910
07/24	$22,090	$23,279
08/24	$22,671	$23,870
09/24	$22,935	$24,424
10/24	$22,167	$23,877
11/24	$22,820	$24,770
12/24	$22,237	$24,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	10.07%	7.92%	8.32%
MSCI ACWI	17.49%	10.06%	9.23%

AssetsNet	$ 98,350,719
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 658,465
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$98,350,719
# of Portfolio Holdings	69
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$658,465

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	4.8%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Accenture PLC, Class A	2.8%
Salesforce, Inc..	2.6%
Visa, Inc., A Shares	2.4%
Aon PLC, Class A	2.1%
Wolters Kluwer NV	2.0%
RELX PLC	2.0%

Material Fund Change [Text Block]
C000082231
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Institutional Shares
Trading Symbol	GLIFX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Global toll road and airport owner/operator Ferrovial (FER) delivered strong performance in the first half of 2024. This was driven by its US managed lanes, the implementation of new toll rates for its key asset, the H407ETR toll road in Canada, and the completed disposal of its 19.75% stake in Heathrow Airport.

  American Electric Power (AEP) rose after it reported solid first quarter earnings. AEP is expected to increase its commercial load growth forecasts for the coming years based on further data centre developments in its service territories.

  Shares of diversified utility company Power Asset Holdings (PAH) appreciated in 2024, driven by corporate results that broadly met market expectations and more favorable than anticipated regulatory outcomes in the UK.

  Despite exceeding third quarter expectations and upgrading year-end guidance, SES's share price continued to decline. This market pessimism was surprising given the revenue growth from geostationary satellites and strong support for new MEO and LEO technology from corporates, telcos, and transport operators.

  Algonquin Power & Utilities Corp (AQN) fell over the year and despite strong second quarter 2024 earnings, AQN cut its quarterly dividend by 40% after selling its renewable business to LS Power. The market focused on the dividend cut rather than the strategic shift to regulated utilities and favorable asset sale prices.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/14	$10,000	$10,000	$10,000
01/15	$10,459	$9,819	$10,424
02/15	$10,729	$10,394	$10,492
03/15	$10,823	$10,231	$10,441
04/15	$10,918	$10,472	$10,543
05/15	$10,904	$10,507	$10,546
06/15	$10,337	$10,262	$10,027
07/15	$10,721	$10,446	$10,438
08/15	$10,370	$9,755	$9,989
09/15	$10,598	$9,395	$9,924
10/15	$10,996	$10,139	$10,343
11/15	$11,126	$10,088	$10,095
12/15	$10,930	$9,910	$9,938
01/16	$10,897	$9,318	$10,021
02/16	$10,946	$9,249	$10,077
03/16	$11,484	$9,877	$10,616
04/16	$11,591	$10,033	$10,644
05/16	$11,329	$10,089	$10,755
06/16	$11,299	$9,976	$11,153
07/16	$11,628	$10,397	$11,366
08/16	$11,578	$10,405	$11,058
09/16	$11,636	$10,461	$11,231
10/16	$11,430	$10,258	$11,076
11/16	$11,463	$10,405	$10,753
12/16	$11,947	$10,654	$11,115
01/17	$11,938	$10,911	$11,136
02/17	$12,537	$11,213	$11,569
03/17	$13,203	$11,333	$11,857
04/17	$13,558	$11,501	$12,077
05/17	$14,251	$11,745	$12,490
06/17	$13,862	$11,789	$12,288
07/17	$13,972	$12,071	$12,406
08/17	$14,408	$12,088	$12,681
09/17	$14,408	$12,359	$12,431
10/17	$14,477	$12,592	$12,724
11/17	$14,659	$12,865	$12,964
12/17	$14,432	$13,039	$12,663
01/18	$14,125	$13,728	$12,469
02/18	$13,404	$13,159	$11,905
03/18	$13,611	$12,872	$12,050
04/18	$14,343	$13,020	$12,388
05/18	$14,126	$13,102	$12,423
06/18	$14,489	$13,096	$12,773
07/18	$14,833	$13,504	$13,019
08/18	$14,505	$13,672	$12,902
09/18	$14,486	$13,748	$12,885
10/18	$14,439	$12,739	$12,612
11/18	$14,382	$12,885	$13,082
12/18	$13,893	$11,905	$12,529
01/19	$14,695	$12,832	$13,536
02/19	$15,065	$13,218	$13,980
03/19	$15,209	$13,391	$14,520
04/19	$15,612	$13,866	$14,664
05/19	$15,364	$13,066	$14,644
06/19	$15,890	$13,927	$14,995
07/19	$15,994	$13,997	$15,068
08/19	$15,988	$13,710	$15,296
09/19	$16,371	$14,002	$15,527
10/19	$16,659	$14,358	$15,510
11/19	$16,499	$14,758	$15,460
12/19	$16,985	$15,201	$15,927
01/20	$17,545	$15,108	$16,441
02/20	$16,501	$13,832	$15,253
03/20	$14,256	$12,002	$13,302
04/20	$15,227	$13,312	$14,243
05/20	$15,773	$13,955	$14,944
06/20	$15,704	$14,325	$14,627
07/20	$15,494	$15,010	$14,807
08/20	$15,516	$16,013	$14,906
09/20	$15,450	$15,460	$14,833
10/20	$15,129	$14,985	$14,509
11/20	$16,358	$16,902	$15,574
12/20	$16,225	$17,619	$15,495
01/21	$15,671	$17,444	$15,346
02/21	$15,760	$17,891	$15,203
03/21	$16,801	$18,487	$16,378
04/21	$17,278	$19,346	$16,892
05/21	$17,577	$19,625	$16,943
06/21	$17,615	$19,917	$16,982
07/21	$18,126	$20,274	$17,301
08/21	$18,193	$20,779	$17,601
09/21	$17,705	$19,916	$16,951
10/21	$18,394	$21,044	$17,778
11/21	$18,224	$20,583	$17,325
12/21	$19,450	$21,462	$18,546
01/22	$18,978	$20,326	$18,001
02/22	$18,919	$19,812	$17,893
03/22	$19,764	$20,355	$19,128
04/22	$19,966	$18,663	$18,705
05/22	$20,050	$18,678	$19,021
06/22	$19,369	$17,061	$18,051
07/22	$20,080	$18,415	$19,110
08/22	$19,592	$17,646	$18,686
09/22	$17,505	$16,005	$16,706
10/22	$18,561	$17,154	$17,296
11/22	$20,095	$18,346	$18,425
12/22	$19,197	$17,566	$17,781
01/23	$20,090	$18,810	$18,296
02/23	$19,711	$18,358	$17,572
03/23	$20,064	$18,926	$17,886
04/23	$20,541	$19,257	$18,247
05/23	$20,227	$19,064	$17,359
06/23	$20,461	$20,218	$17,852
07/23	$20,790	$20,897	$18,037
08/23	$19,926	$20,398	$17,370
09/23	$19,281	$19,518	$16,570
10/23	$19,405	$18,952	$16,641
11/23	$20,696	$20,730	$18,073
12/23	$21,288	$21,748	$18,548
01/24	$21,302	$22,009	$18,127
02/24	$21,469	$22,942	$18,251
03/24	$22,000	$23,679	$18,808
04/24	$21,339	$22,800	$18,221
05/24	$21,733	$23,819	$19,005
06/24	$21,106	$24,306	$18,279
07/24	$22,656	$24,734	$19,495
08/24	$23,009	$25,388	$20,097
09/24	$23,180	$25,853	$20,561
10/24	$22,681	$25,340	$20,301
11/24	$23,308	$26,503	$21,108
12/24	$22,717	$25,812	$19,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	6.71%	5.99%	8.55%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Core Infrastructure (USD) Index	9.97%	5.07%	7.15%

AssetsNet	$ 8,429,105,584
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 78,860,311
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$8,429,105,584
# of Portfolio Holdings	27
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$78,860,311

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.0%
Ferrovial SE	7.8%
Snam SpA	6.4%
Exelon Corp.	4.6%
Terna - Rete Elettrica Nazionale	4.6%
Vinci SA	4.6%
United Utilities Group PLC	4.5%
CSX Corp.	4.4%
Norfolk Southern Corp.	4.4%
Power Assets Holdings Ltd.	4.4%

Material Fund Change [Text Block]
C000082232
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Open Shares
Trading Symbol	GLFOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Global toll road and airport owner/operator Ferrovial (FER) delivered strong performance in the first half of 2024. This was driven by its US managed lanes, the implementation of new toll rates for its key asset, the H407ETR toll road in Canada, and the completed disposal of its 19.75% stake in Heathrow Airport.

  American Electric Power (AEP) rose after it reported solid first quarter earnings. AEP is expected to increase its commercial load growth forecasts for the coming years based on further data centre developments in its service territories.

  Shares of diversified utility company Power Asset Holdings (PAH) appreciated in 2024, driven by corporate results that broadly met market expectations and more favorable than anticipated regulatory outcomes in the UK.

  Despite exceeding third quarter expectations and upgrading year-end guidance, SES's share price continued to decline. This market pessimism was surprising given the revenue growth from geostationary satellites and strong support for new MEO and LEO technology from corporates, telcos, and transport operators.

  Algonquin Power & Utilities Corp (AQN) fell over the year and despite strong second quarter 2024 earnings, AQN cut its quarterly dividend by 40% after selling its renewable business to LS Power. The market focused on the dividend cut rather than the strategic shift to regulated utilities and favorable asset sale prices.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/14	$10,000	$10,000	$10,000
01/15	$10,459	$9,819	$10,424
02/15	$10,721	$10,394	$10,492
03/15	$10,822	$10,231	$10,441
04/15	$10,909	$10,472	$10,543
05/15	$10,895	$10,507	$10,546
06/15	$10,322	$10,262	$10,027
07/15	$10,712	$10,446	$10,438
08/15	$10,354	$9,755	$9,989
09/15	$10,583	$9,395	$9,924
10/15	$10,979	$10,139	$10,343
11/15	$11,101	$10,088	$10,095
12/15	$10,906	$9,910	$9,938
01/16	$10,873	$9,318	$10,021
02/16	$10,914	$9,249	$10,077
03/16	$11,442	$9,877	$10,616
04/16	$11,548	$10,033	$10,644
05/16	$11,288	$10,089	$10,755
06/16	$11,251	$9,976	$11,153
07/16	$11,586	$10,397	$11,366
08/16	$11,536	$10,405	$11,058
09/16	$11,587	$10,461	$11,231
10/16	$11,373	$10,258	$11,076
11/16	$11,406	$10,405	$10,753
12/16	$11,888	$10,654	$11,115
01/17	$11,880	$10,911	$11,136
02/17	$12,466	$11,213	$11,569
03/17	$13,128	$11,333	$11,857
04/17	$13,480	$11,501	$12,077
05/17	$14,168	$11,745	$12,490
06/17	$13,774	$11,789	$12,288
07/17	$13,883	$12,071	$12,406
08/17	$14,307	$12,088	$12,681
09/17	$14,316	$12,359	$12,431
10/17	$14,376	$12,592	$12,724
11/17	$14,556	$12,865	$12,964
12/17	$14,322	$13,039	$12,663
01/18	$14,018	$13,728	$12,469
02/18	$13,302	$13,159	$11,905
03/18	$13,499	$12,872	$12,050
04/18	$14,225	$13,020	$12,388
05/18	$14,010	$13,102	$12,423
06/18	$14,369	$13,096	$12,773
07/18	$14,701	$13,504	$13,019
08/18	$14,367	$13,672	$12,902
09/18	$14,348	$13,748	$12,885
10/18	$14,301	$12,739	$12,612
11/18	$14,236	$12,885	$13,082
12/18	$13,752	$11,905	$12,529
01/19	$14,545	$12,832	$13,536
02/19	$14,911	$13,218	$13,980
03/19	$15,045	$13,391	$14,520
04/19	$15,443	$13,866	$14,664
05/19	$15,188	$13,066	$14,644
06/19	$15,719	$13,927	$14,995
07/19	$15,811	$13,997	$15,068
08/19	$15,805	$13,710	$15,296
09/19	$16,173	$14,002	$15,527
10/19	$16,457	$14,358	$15,510
11/19	$16,300	$14,758	$15,460
12/19	$16,769	$15,201	$15,927
01/20	$17,321	$15,108	$16,441
02/20	$16,281	$13,832	$15,253
03/20	$14,064	$12,002	$13,302
04/20	$15,022	$13,312	$14,243
05/20	$15,560	$13,955	$14,944
06/20	$15,482	$14,325	$14,627
07/20	$15,286	$15,010	$14,807
08/20	$15,297	$16,013	$14,906
09/20	$15,221	$15,460	$14,833
10/20	$14,905	$14,985	$14,509
11/20	$16,116	$16,902	$15,574
12/20	$15,985	$17,619	$15,495
01/21	$15,429	$17,444	$15,346
02/21	$15,516	$17,891	$15,203
03/21	$16,542	$18,487	$16,378
04/21	$17,000	$19,346	$16,892
05/21	$17,294	$19,625	$16,943
06/21	$17,332	$19,917	$16,982
07/21	$17,824	$20,274	$17,301
08/21	$17,889	$20,779	$17,601
09/21	$17,399	$19,916	$16,951
10/21	$18,076	$21,044	$17,778
11/21	$17,910	$20,583	$17,325
12/21	$19,112	$21,462	$18,546
01/22	$18,648	$20,326	$18,001
02/22	$18,591	$19,812	$17,893
03/22	$19,408	$20,355	$19,128
04/22	$19,595	$18,663	$18,705
05/22	$19,677	$18,678	$19,021
06/22	$19,009	$17,061	$18,051
07/22	$19,705	$18,415	$19,110
08/22	$19,215	$17,646	$18,686
09/22	$17,157	$16,005	$16,706
10/22	$18,204	$17,154	$17,296
11/22	$19,696	$18,346	$18,425
12/22	$18,814	$17,566	$17,781
01/23	$19,688	$18,810	$18,296
02/23	$19,318	$18,358	$17,572
03/23	$19,651	$18,926	$17,886
04/23	$20,118	$19,257	$18,247
05/23	$19,798	$19,064	$17,359
06/23	$20,027	$20,218	$17,852
07/23	$20,349	$20,897	$18,037
08/23	$19,490	$20,398	$17,370
09/23	$18,861	$19,518	$16,570
10/23	$18,981	$18,952	$16,641
11/23	$20,243	$20,730	$18,073
12/23	$20,808	$21,748	$18,548
01/24	$20,822	$22,009	$18,127
02/24	$20,972	$22,942	$18,251
03/24	$21,490	$23,679	$18,808
04/24	$20,831	$22,800	$18,221
05/24	$21,229	$23,819	$19,005
06/24	$20,604	$24,306	$18,279
07/24	$22,116	$24,734	$19,495
08/24	$22,460	$25,388	$20,097
09/24	$22,627	$25,853	$20,561
10/24	$22,113	$25,340	$20,301
11/24	$22,724	$26,503	$21,108
12/24	$22,146	$25,812	$19,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	6.43%	5.72%	8.28%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Core Infrastructure (USD) Index	9.97%	5.07%	7.15%

AssetsNet	$ 8,429,105,584
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 78,860,311
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$8,429,105,584
# of Portfolio Holdings	27
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$78,860,311

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.0%
Ferrovial SE	7.8%
Snam SpA	6.4%
Exelon Corp.	4.6%
Terna - Rete Elettrica Nazionale	4.6%
Vinci SA	4.6%
United Utilities Group PLC	4.5%
CSX Corp.	4.4%
Norfolk Southern Corp.	4.4%
Power Assets Holdings Ltd.	4.4%

Material Fund Change [Text Block]
C000156255
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	IEAIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Performance was driven largely by favorable stock selection, with industrials, financials and materials accounting for the majority of excess return.

  Holdings in consumer staples and discretionary detracted from relative returns.

  Stock selection in South Korea, China and Taiwan contributed to the excess return, India stocks detracted.

  Underweight exposure to materials and consumer staples added to performance; underweight exposure in financials detracted.

  International Games Systems, Xiaomi Corp and Bombay Stock Exchange (BSE, Ltd) were the largest contributors to excess return. Colgate-Palmolive (India), Hon Hai Precision, and a minor underweight to Taiwan Semiconductor Manufacturing were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
06/15	$9,770	$9,721	$9,717
07/15	$9,890	$9,694	$9,919
08/15	$9,190	$8,953	$9,189
09/15	$8,870	$8,539	$8,722
10/15	$9,500	$9,175	$9,404
11/15	$9,440	$8,985	$9,258
12/15	$9,337	$8,816	$9,133
01/16	$8,739	$8,216	$8,472
02/16	$8,445	$8,123	$8,317
03/16	$8,982	$8,783	$8,858
04/16	$9,084	$9,014	$9,115
05/16	$9,195	$8,862	$9,032
06/16	$8,759	$8,726	$8,729
07/16	$9,205	$9,158	$9,171
08/16	$9,150	$9,216	$9,178
09/16	$9,292	$9,330	$9,290
10/16	$9,129	$9,195	$9,100
11/16	$8,956	$8,983	$8,919
12/16	$9,232	$9,212	$9,224
01/17	$9,574	$9,539	$9,491
02/17	$9,667	$9,690	$9,627
03/17	$9,999	$9,936	$9,892
04/17	$10,289	$10,149	$10,143
05/17	$10,558	$10,478	$10,515
06/17	$10,579	$10,510	$10,497
07/17	$10,859	$10,898	$10,799
08/17	$10,910	$10,955	$10,795
09/17	$11,180	$11,159	$11,064
10/17	$11,387	$11,369	$11,232
11/17	$11,429	$11,461	$11,349
12/17	$11,538	$11,717	$11,532
01/18	$12,151	$12,370	$12,110
02/18	$11,495	$11,787	$11,563
03/18	$11,390	$11,579	$11,355
04/18	$11,548	$11,764	$11,614
05/18	$11,284	$11,488	$11,353
06/18	$11,073	$11,272	$11,214
07/18	$11,379	$11,541	$11,490
08/18	$11,074	$11,300	$11,269
09/18	$11,137	$11,352	$11,367
10/18	$10,265	$10,429	$10,462
11/18	$10,169	$10,528	$10,448
12/18	$9,661	$10,051	$9,941
01/19	$10,394	$10,811	$10,595
02/19	$10,572	$11,022	$10,865
03/19	$10,661	$11,088	$10,933
04/19	$10,860	$11,381	$11,241
05/19	$10,228	$10,770	$10,701
06/19	$10,772	$11,418	$11,336
07/19	$10,461	$11,280	$11,192
08/19	$10,183	$10,932	$10,902
09/19	$10,472	$11,212	$11,215
10/19	$10,816	$11,604	$11,617
11/19	$10,938	$11,706	$11,749
12/19	$11,339	$12,213	$12,131
01/20	$11,112	$11,885	$11,877
02/20	$10,238	$10,945	$10,803
03/20	$8,831	$9,360	$9,361
04/20	$9,341	$10,070	$9,966
05/20	$9,727	$10,399	$10,399
06/20	$9,977	$10,869	$10,753
07/20	$10,136	$11,354	$11,003
08/20	$10,580	$11,840	$11,569
09/20	$10,364	$11,549	$11,268
10/20	$9,990	$11,300	$10,819
11/20	$11,318	$12,820	$12,495
12/20	$11,952	$13,514	$13,077
01/21	$11,825	$13,543	$12,937
02/21	$12,196	$13,811	$13,226
03/21	$12,624	$13,986	$13,531
04/21	$13,018	$14,398	$13,938
05/21	$13,551	$14,848	$14,392
06/21	$13,377	$14,752	$14,230
07/21	$13,562	$14,508	$14,336
08/21	$13,761	$14,784	$14,589
09/21	$13,136	$14,311	$14,166
10/21	$13,530	$14,653	$14,514
11/21	$12,927	$13,993	$13,839
12/21	$13,619	$14,571	$14,548
01/22	$13,278	$14,034	$13,845
02/22	$12,767	$13,756	$13,600
03/22	$12,718	$13,778	$13,687
04/22	$11,866	$12,913	$12,801
05/22	$12,256	$13,006	$12,897
06/22	$11,136	$11,887	$11,701
07/22	$11,671	$12,294	$12,283
08/22	$10,997	$11,898	$11,700
09/22	$9,955	$10,709	$10,606
10/22	$10,567	$11,029	$11,176
11/22	$11,965	$12,331	$12,435
12/22	$11,786	$12,239	$12,445
01/23	$12,783	$13,231	$13,453
02/23	$12,518	$12,767	$13,172
03/23	$12,808	$13,079	$13,498
04/23	$13,061	$13,306	$13,879
05/23	$12,543	$12,823	$13,292
06/23	$13,200	$13,398	$13,897
07/23	$13,679	$13,943	$14,347
08/23	$13,153	$13,313	$13,798
09/23	$12,837	$12,893	$13,326
10/23	$12,459	$12,361	$12,786
11/23	$13,519	$13,473	$13,973
12/23	$14,122	$14,150	$14,714
01/24	$14,071	$14,009	$14,800
02/24	$14,681	$14,364	$15,071
03/24	$15,176	$14,813	$15,566
04/24	$14,884	$14,547	$15,168
05/24	$15,710	$14,969	$15,755
06/24	$15,646	$14,960	$15,506
07/24	$16,027	$15,306	$15,961
08/24	$16,355	$15,742	$16,480
09/24	$16,634	$16,166	$16,632
10/24	$16,075	$15,373	$15,727
11/24	$16,113	$15,234	$15,638
12/24	$15,772	$14,938	$15,282

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	11.68%	6.82%	4.86%
MSCI ACWI ex-USA Index	5.53%	4.10%	6.36%
MSCI EAFE Index	3.82%	4.73%	4.52%

Performance Inception Date	May 29, 2015
AssetsNet	$ 27,294,057
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$27,294,057
# of Portfolio Holdings	219
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Iberdrola SA	2.1%
Givaudan SA	1.9%
Japan Post Holdings Co. Ltd.	1.8%
Novartis AG	1.7%
GSK PLC	1.6%
ASML Holding NV	1.6%
State Bank of India GDR	1.5%
NatWest Group PLC	1.5%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

Material Fund Change Strategies [Text Block]

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

C000156256
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	IEAOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Performance was driven largely by favorable stock selection, with industrials, financials and materials accounting for the majority of excess return.

  Holdings in consumer staples and discretionary detracted from relative returns.

  Stock selection in South Korea, China and Taiwan contributed to the excess return, India stocks detracted.

  Underweight exposure to materials and consumer staples added to performance; underweight exposure in financials detracted.

  International Games Systems, Xiaomi Corp and Bombay Stock Exchange (BSE, Ltd) were the largest contributors to excess return. Colgate-Palmolive (India), Hon Hai Precision, and a minor underweight to Taiwan Semiconductor Manufacturing were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
06/15	$9,770	$9,721	$9,717
07/15	$9,880	$9,694	$9,919
08/15	$9,180	$8,953	$9,189
09/15	$8,860	$8,539	$8,722
10/15	$9,490	$9,175	$9,404
11/15	$9,430	$8,985	$9,258
12/15	$9,320	$8,816	$9,133
01/16	$8,723	$8,216	$8,472
02/16	$8,430	$8,123	$8,317
03/16	$8,956	$8,783	$8,858
04/16	$9,057	$9,014	$9,115
05/16	$9,168	$8,862	$9,032
06/16	$8,733	$8,726	$8,729
07/16	$9,168	$9,158	$9,171
08/16	$9,123	$9,216	$9,178
09/16	$9,255	$9,330	$9,290
10/16	$9,092	$9,195	$9,100
11/16	$8,920	$8,983	$8,919
12/16	$9,188	$9,212	$9,224
01/17	$9,529	$9,539	$9,491
02/17	$9,621	$9,690	$9,627
03/17	$9,941	$9,936	$9,892
04/17	$10,230	$10,149	$10,143
05/17	$10,498	$10,478	$10,515
06/17	$10,519	$10,510	$10,497
07/17	$10,787	$10,898	$10,799
08/17	$10,838	$10,955	$10,795
09/17	$11,096	$11,159	$11,064
10/17	$11,302	$11,369	$11,232
11/17	$11,343	$11,461	$11,349
12/17	$11,449	$11,717	$11,532
01/18	$12,057	$12,370	$12,110
02/18	$11,407	$11,787	$11,563
03/18	$11,292	$11,579	$11,355
04/18	$11,449	$11,764	$11,614
05/18	$11,187	$11,488	$11,353
06/18	$10,967	$11,272	$11,214
07/18	$11,271	$11,541	$11,490
08/18	$10,967	$11,300	$11,269
09/18	$11,031	$11,352	$11,367
10/18	$10,165	$10,429	$10,462
11/18	$10,059	$10,528	$10,448
12/18	$9,557	$10,051	$9,941
01/19	$10,282	$10,811	$10,595
02/19	$10,458	$11,022	$10,865
03/19	$10,535	$11,088	$10,933
04/19	$10,733	$11,381	$11,241
05/19	$10,107	$10,770	$10,701
06/19	$10,645	$11,418	$11,336
07/19	$10,326	$11,280	$11,192
08/19	$10,052	$10,932	$10,902
09/19	$10,337	$11,212	$11,215
10/19	$10,678	$11,604	$11,617
11/19	$10,799	$11,706	$11,749
12/19	$11,185	$12,213	$12,131
01/20	$10,961	$11,885	$11,877
02/20	$10,087	$10,945	$10,803
03/20	$8,699	$9,360	$9,361
04/20	$9,214	$10,070	$9,966
05/20	$9,595	$10,399	$10,399
06/20	$9,830	$10,869	$10,753
07/20	$9,987	$11,354	$11,003
08/20	$10,424	$11,840	$11,569
09/20	$10,201	$11,549	$11,268
10/20	$9,831	$11,300	$10,819
11/20	$11,141	$12,820	$12,495
12/20	$11,760	$13,514	$13,077
01/21	$11,634	$13,543	$12,937
02/21	$11,999	$13,811	$13,226
03/21	$12,409	$13,986	$13,531
04/21	$12,808	$14,398	$13,938
05/21	$13,321	$14,848	$14,392
06/21	$13,150	$14,752	$14,230
07/21	$13,321	$14,508	$14,336
08/21	$13,517	$14,784	$14,589
09/21	$12,901	$14,311	$14,166
10/21	$13,289	$14,653	$14,514
11/21	$12,696	$13,993	$13,839
12/21	$13,377	$14,571	$14,548
01/22	$13,031	$14,034	$13,845
02/22	$12,517	$13,756	$13,600
03/22	$12,470	$13,778	$13,687
04/22	$11,633	$12,913	$12,801
05/22	$12,016	$13,006	$12,897
06/22	$10,917	$11,887	$11,701
07/22	$11,442	$12,294	$12,283
08/22	$10,780	$11,898	$11,700
09/22	$9,757	$10,709	$10,606
10/22	$10,347	$11,029	$11,176
11/22	$11,719	$12,331	$12,435
12/22	$11,538	$12,239	$12,445
01/23	$12,514	$13,231	$13,453
02/23	$12,254	$12,767	$13,172
03/23	$12,526	$13,079	$13,498
04/23	$12,785	$13,306	$13,879
05/23	$12,267	$12,823	$13,292
06/23	$12,909	$13,398	$13,897
07/23	$13,366	$13,943	$14,347
08/23	$12,863	$13,313	$13,798
09/23	$12,542	$12,893	$13,326
10/23	$12,171	$12,361	$12,786
11/23	$13,209	$13,473	$13,973
12/23	$13,790	$14,150	$14,714
01/24	$13,740	$14,009	$14,800
02/24	$14,336	$14,364	$15,071
03/24	$14,819	$14,813	$15,566
04/24	$14,534	$14,547	$15,168
05/24	$15,328	$14,969	$15,755
06/24	$15,278	$14,960	$15,506
07/24	$15,638	$15,306	$15,961
08/24	$15,958	$15,742	$16,480
09/24	$16,218	$16,166	$16,632
10/24	$15,672	$15,373	$15,727
11/24	$15,709	$15,234	$15,638
12/24	$15,375	$14,938	$15,282

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Open Shares	11.49%	6.57%	4.59%
MSCI ACWI ex-USA Index	5.53%	4.10%	6.36%
MSCI EAFE Index	3.82%	4.73%	4.52%

Performance Inception Date	May 29, 2015
AssetsNet	$ 27,294,057
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$27,294,057
# of Portfolio Holdings	219
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Iberdrola SA	2.1%
Givaudan SA	1.9%
Japan Post Holdings Co. Ltd.	1.8%
Novartis AG	1.7%
GSK PLC	1.6%
ASML Holding NV	1.6%
State Bank of India GDR	1.5%
NatWest Group PLC	1.5%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

Material Fund Change Strategies [Text Block]

On January 9, 2025, the Board of Directors of The Lazard Funds, Inc. approved on behalf of the Portfolio an Agreement and Plan of Reorganization pursuant to which the Portfolio will transfer its assets and liabilities to Lazard International Dynamic Equity ETF, a “shell” series of Lazard Active ETF Trust, in exchange for shares of the Portfolio in a tax-free reorganization.  This reorganization is expected to become effective on or about April 30, 2025.  Please refer to a prospectus supplement filed on January 15, 2025 for more information.

C000028375
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIEX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$10,000	$10,049
02/15	$10,679	$10,650
03/15	$10,567	$10,488
04/15	$10,939	$10,916
05/15	$10,981	$10,860
06/15	$10,797	$10,553
07/15	$11,028	$10,772
08/15	$10,299	$9,980
09/15	$9,888	$9,473
10/15	$10,448	$10,213
11/15	$10,412	$10,054
12/15	$10,162	$9,918
01/16	$9,668	$9,201
02/16	$9,424	$9,033
03/16	$10,073	$9,620
04/16	$10,192	$9,899
05/16	$10,198	$9,809
06/16	$9,924	$9,480
07/16	$10,156	$9,960
08/16	$10,065	$9,967
09/16	$10,215	$10,090
10/16	$9,754	$9,883
11/16	$9,569	$9,686
12/16	$9,737	$10,018
01/17	$9,882	$10,308
02/17	$9,990	$10,455
03/17	$10,272	$10,743
04/17	$10,579	$11,016
05/17	$10,988	$11,420
06/17	$10,922	$11,400
07/17	$11,276	$11,728
08/17	$11,233	$11,723
09/17	$11,444	$12,015
10/17	$11,625	$12,198
11/17	$11,812	$12,326
12/17	$11,958	$12,524
01/18	$12,568	$13,152
02/18	$11,904	$12,558
03/18	$11,934	$12,332
04/18	$11,958	$12,613
05/18	$11,794	$12,330
06/18	$11,635	$12,179
07/18	$11,818	$12,479
08/18	$11,598	$12,238
09/18	$11,721	$12,344
10/18	$10,863	$11,362
11/18	$10,851	$11,347
12/18	$10,331	$10,797
01/19	$10,898	$11,506
02/19	$11,267	$11,800
03/19	$11,359	$11,874
04/19	$11,682	$12,208
05/19	$11,300	$11,621
06/19	$11,939	$12,311
07/19	$11,702	$12,155
08/19	$11,458	$11,840
09/19	$11,755	$12,180
10/19	$12,000	$12,617
11/19	$12,086	$12,759
12/19	$12,521	$13,174
01/20	$12,292	$12,899
02/20	$11,397	$11,733
03/20	$9,634	$10,166
04/20	$10,193	$10,823
05/20	$10,731	$11,294
06/20	$11,007	$11,678
07/20	$11,464	$11,950
08/20	$12,069	$12,564
09/20	$11,806	$12,238
10/20	$11,286	$11,749
11/20	$12,961	$13,570
12/20	$13,617	$14,201
01/21	$13,311	$14,050
02/21	$13,501	$14,364
03/21	$13,848	$14,695
04/21	$14,290	$15,137
05/21	$14,630	$15,630
06/21	$14,358	$15,454
07/21	$14,447	$15,570
08/21	$14,810	$15,844
09/21	$14,379	$15,384
10/21	$14,742	$15,763
11/21	$13,920	$15,030
12/21	$14,434	$15,799
01/22	$13,888	$15,036
02/22	$13,639	$14,770
03/22	$13,438	$14,865
04/22	$12,619	$13,903
05/22	$12,981	$14,007
06/22	$11,929	$12,707
07/22	$12,395	$13,340
08/22	$11,674	$12,706
09/22	$10,625	$11,518
10/22	$11,137	$12,138
11/22	$12,463	$13,505
12/22	$12,294	$13,516
01/23	$13,394	$14,610
02/23	$12,985	$14,305
03/23	$13,368	$14,660
04/23	$13,556	$15,073
05/23	$13,061	$14,436
06/23	$13,914	$15,092
07/23	$14,170	$15,581
08/23	$13,678	$14,985
09/23	$13,140	$14,472
10/23	$12,731	$13,886
11/23	$13,858	$15,175
12/23	$14,314	$15,980
01/24	$14,198	$16,073
02/24	$14,703	$16,367
03/24	$15,208	$16,906
04/24	$14,677	$16,473
05/24	$15,421	$17,110
06/24	$15,084	$16,840
07/24	$15,748	$17,334
08/24	$16,412	$17,897
09/24	$16,582	$18,063
10/24	$15,560	$17,080
11/24	$15,551	$16,983
12/24	$15,158	$16,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	5.90%	3.90%	4.25%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 918,423,734
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 8,027,071
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Material Fund Change [Text Block]
C000028374
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZIOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,994	$10,049
02/15	$10,674	$10,650
03/15	$10,562	$10,488
04/15	$10,926	$10,916
05/15	$10,967	$10,860
06/15	$10,779	$10,553
07/15	$11,008	$10,772
08/15	$10,283	$9,980
09/15	$9,871	$9,473
10/15	$10,424	$10,213
11/15	$10,383	$10,054
12/15	$10,136	$9,918
01/16	$9,642	$9,201
02/16	$9,395	$9,033
03/16	$10,036	$9,620
04/16	$10,154	$9,899
05/16	$10,160	$9,809
06/16	$9,883	$9,480
07/16	$10,113	$9,960
08/16	$10,020	$9,967
09/16	$10,168	$10,090
10/16	$9,708	$9,883
11/16	$9,525	$9,686
12/16	$9,684	$10,018
01/17	$9,826	$10,308
02/17	$9,933	$10,455
03/17	$10,210	$10,743
04/17	$10,518	$11,016
05/17	$10,914	$11,420
06/17	$10,849	$11,400
07/17	$11,198	$11,728
08/17	$11,155	$11,723
09/17	$11,357	$12,015
10/17	$11,535	$12,198
11/17	$11,719	$12,326
12/17	$11,863	$12,524
01/18	$12,467	$13,152
02/18	$11,803	$12,558
03/18	$11,833	$12,332
04/18	$11,851	$12,613
05/18	$11,684	$12,330
06/18	$11,528	$12,179
07/18	$11,708	$12,479
08/18	$11,486	$12,238
09/18	$11,606	$12,344
10/18	$10,753	$11,362
11/18	$10,741	$11,347
12/18	$10,223	$10,797
01/19	$10,783	$11,506
02/19	$11,144	$11,800
03/19	$11,234	$11,874
04/19	$11,556	$12,208
05/19	$11,169	$11,621
06/19	$11,794	$12,311
07/19	$11,562	$12,155
08/19	$11,317	$11,840
09/19	$11,608	$12,180
10/19	$11,848	$12,617
11/19	$11,932	$12,759
12/19	$12,358	$13,174
01/20	$12,129	$12,899
02/20	$11,243	$11,733
03/20	$9,498	$10,166
04/20	$10,049	$10,823
05/20	$10,581	$11,294
06/20	$10,850	$11,678
07/20	$11,302	$11,950
08/20	$11,892	$12,564
09/20	$11,629	$12,238
10/20	$11,115	$11,749
11/20	$12,761	$13,570
12/20	$13,400	$14,201
01/21	$13,096	$14,050
02/21	$13,281	$14,364
03/21	$13,619	$14,695
04/21	$14,055	$15,137
05/21	$14,386	$15,630
06/21	$14,115	$15,454
07/21	$14,201	$15,570
08/21	$14,547	$15,844
09/21	$14,121	$15,384
10/21	$14,481	$15,763
11/21	$13,668	$15,030
12/21	$14,173	$15,799
01/22	$13,629	$15,036
02/22	$13,388	$14,770
03/22	$13,186	$14,865
04/22	$12,378	$13,903
05/22	$12,735	$14,007
06/22	$11,702	$12,707
07/22	$12,152	$13,340
08/22	$11,439	$12,706
09/22	$10,408	$11,518
10/22	$10,911	$12,138
11/22	$12,202	$13,505
12/22	$12,040	$13,516
01/23	$13,109	$14,610
02/23	$12,714	$14,305
03/23	$13,085	$14,660
04/23	$13,266	$15,073
05/23	$12,780	$14,436
06/23	$13,611	$15,092
07/23	$13,858	$15,581
08/23	$13,375	$14,985
09/23	$12,848	$14,472
10/23	$12,445	$13,886
11/23	$13,540	$15,175
12/23	$13,979	$15,980
01/24	$13,859	$16,073
02/24	$14,362	$16,367
03/24	$14,848	$16,906
04/24	$14,319	$16,473
05/24	$15,044	$17,110
06/24	$14,720	$16,840
07/24	$15,359	$17,334
08/24	$16,005	$17,897
09/24	$16,160	$18,063
10/24	$15,169	$17,080
11/24	$15,152	$16,983
12/24	$14,771	$16,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	5.67%	3.63%	3.98%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 918,423,734
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 8,027,071
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Material Fund Change [Text Block]
C000134191
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLIEX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Within the consumer discretionary sector, stock selection within apparel contributed to relative returns. Contributors included: Asics and Gildan Activewear.

  Stock selection in the information technology sector contributed to relative returns, including a position in Taiwan Semiconductor Manufacturing Company.

  Within the financials sector, stock selection in, and underweight exposure to banks, detracted from relative returns. Detractors included emerging markets stock Itau Unibanco.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
04/15	$1,000,000	$1,000,000
04/15	$1,031,773	$1,040,800
05/15	$1,036,232	$1,035,492
06/15	$1,018,395	$1,006,187
07/15	$1,040,134	$1,027,116
08/15	$971,872	$951,520
09/15	$933,110	$903,183
10/15	$985,917	$973,812
11/15	$982,546	$958,621
12/15	$958,951	$945,679
01/16	$912,324	$877,293
02/16	$889,291	$861,221
03/16	$950,525	$917,258
04/16	$961,760	$943,813
05/16	$962,322	$935,240
06/16	$936,480	$903,845
07/16	$958,390	$949,653
08/16	$950,185	$950,327
09/16	$964,316	$962,001
10/16	$920,792	$942,324
11/16	$903,269	$923,556
12/16	$918,936	$955,136
01/17	$932,567	$982,835
02/17	$942,790	$996,890
03/17	$969,483	$1,024,304
04/17	$999,016	$1,050,322
05/17	$1,037,069	$1,088,868
06/17	$1,030,821	$1,086,908
07/17	$1,064,330	$1,118,211
08/17	$1,060,219	$1,117,790
09/17	$1,080,169	$1,145,623
10/17	$1,097,269	$1,163,019
11/17	$1,114,940	$1,175,218
12/17	$1,128,905	$1,194,082
01/18	$1,186,531	$1,253,976
02/18	$1,123,718	$1,197,376
03/18	$1,126,600	$1,175,795
04/18	$1,128,328	$1,202,642
05/18	$1,113,346	$1,175,609
06/18	$1,098,363	$1,161,246
07/18	$1,115,074	$1,189,813
08/18	$1,094,287	$1,166,849
09/18	$1,105,861	$1,177,001
10/18	$1,025,424	$1,083,312
11/18	$1,024,267	$1,081,903
12/18	$975,171	$1,029,431
01/19	$1,028,725	$1,097,085
02/19	$1,063,597	$1,125,051
03/19	$1,072,315	$1,132,146
04/19	$1,102,828	$1,163,970
05/19	$1,066,711	$1,108,069
06/19	$1,126,491	$1,173,806
07/19	$1,104,696	$1,158,898
08/19	$1,081,624	$1,128,883
09/19	$1,109,134	$1,161,282
10/19	$1,132,267	$1,202,972
11/19	$1,141,020	$1,216,565
12/19	$1,181,598	$1,256,104
01/20	$1,159,975	$1,229,851
02/20	$1,076,030	$1,118,673
03/20	$909,410	$969,330
04/20	$962,194	$1,031,949
05/20	$1,012,435	$1,076,838
06/20	$1,039,145	$1,113,451
07/20	$1,082,389	$1,139,394
08/20	$1,138,917	$1,197,959
09/20	$1,114,658	$1,166,812
10/20	$1,065,500	$1,120,256
11/20	$1,223,187	$1,293,896
12/20	$1,285,405	$1,354,062
01/21	$1,256,469	$1,339,574
02/21	$1,274,473	$1,369,580
03/21	$1,307,267	$1,401,081
04/21	$1,349,064	$1,443,253
05/21	$1,381,215	$1,490,303
06/21	$1,355,494	$1,473,463
07/21	$1,363,854	$1,484,514
08/21	$1,398,202	$1,510,641
09/21	$1,357,421	$1,466,833
10/21	$1,391,729	$1,502,917
11/21	$1,314,051	$1,433,031
12/21	$1,362,875	$1,506,402
01/22	$1,311,245	$1,433,643
02/22	$1,287,708	$1,408,268
03/22	$1,269,485	$1,417,280
04/22	$1,191,282	$1,325,582
05/22	$1,226,208	$1,335,524
06/22	$1,126,744	$1,211,588
07/22	$1,170,781	$1,271,925
08/22	$1,102,603	$1,211,508
09/22	$1,003,377	$1,098,232
10/22	$1,051,799	$1,157,317
11/22	$1,176,427	$1,287,631
12/22	$1,160,895	$1,288,661
01/23	$1,265,037	$1,393,043
02/23	$1,226,286	$1,363,928
03/23	$1,262,615	$1,397,754
04/23	$1,280,375	$1,437,170
05/23	$1,233,552	$1,376,378
06/23	$1,314,282	$1,439,003
07/23	$1,338,501	$1,485,627
08/23	$1,291,931	$1,428,727
09/23	$1,241,029	$1,379,865
10/23	$1,203,055	$1,323,980
11/23	$1,308,898	$1,446,846
12/23	$1,352,480	$1,523,673
01/24	$1,340,742	$1,532,510
02/24	$1,389,374	$1,560,555
03/24	$1,436,329	$1,611,898
04/24	$1,386,020	$1,570,633
05/24	$1,457,291	$1,631,417
06/24	$1,425,429	$1,605,605
07/24	$1,487,477	$1,652,707
08/24	$1,551,128	$1,706,447
09/24	$1,566,410	$1,722,205
10/24	$1,470,473	$1,628,550
11/24	$1,469,624	$1,619,310
12/24	$1,433,104	$1,582,484

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/1/15
R6 Shares	5.96%	3.93%	3.76%
MSCI EAFE Index	3.82%	4.73%	4.81%

Performance Inception Date	Apr. 01, 2015
AssetsNet	$ 918,423,734
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 8,027,071
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$918,423,734
# of Portfolio Holdings	78
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,027,071

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Material Fund Change [Text Block]
C000028377
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Stock selection within banks was negatively impacted by movements in currencies.

  The net effect of the non-emerging markets bank stocks contributed to performance.

  Stock specific contributors to performance included Taiwan Semiconductor Manufacturing, MTU Aero Engines, and Compass Group Plc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index
12/14	$10,000	$10,000
01/15	$9,978	$9,985
02/15	$10,509	$10,519
03/15	$10,368	$10,349
04/15	$10,725	$10,871
05/15	$10,639	$10,702
06/15	$10,444	$10,403
07/15	$10,498	$10,374
08/15	$9,823	$9,582
09/15	$9,374	$9,138
10/15	$9,966	$9,819
11/15	$9,889	$9,615
12/15	$9,637	$9,435
01/16	$9,177	$8,793
02/16	$9,024	$8,693
03/16	$9,736	$9,400
04/16	$9,878	$9,647
05/16	$9,845	$9,484
06/16	$9,812	$9,339
07/16	$10,086	$9,801
08/16	$9,953	$9,863
09/16	$10,097	$9,984
10/16	$9,709	$9,841
11/16	$9,421	$9,613
12/16	$9,576	$9,859
01/17	$9,886	$10,208
02/17	$10,019	$10,370
03/17	$10,296	$10,634
04/17	$10,650	$10,861
05/17	$11,060	$11,213
06/17	$11,015	$11,248
07/17	$11,458	$11,663
08/17	$11,484	$11,724
09/17	$11,696	$11,942
10/17	$11,874	$12,167
11/17	$12,064	$12,266
12/17	$12,287	$12,540
01/18	$12,923	$13,238
02/18	$12,309	$12,614
03/18	$12,276	$12,391
04/18	$12,209	$12,589
05/18	$11,997	$12,294
06/18	$11,819	$12,063
07/18	$12,031	$12,351
08/18	$11,814	$12,093
09/18	$11,915	$12,149
10/18	$10,915	$11,161
11/18	$10,994	$11,267
12/18	$10,457	$10,757
01/19	$11,144	$11,569
02/19	$11,362	$11,795
03/19	$11,488	$11,866
04/19	$11,877	$12,179
05/19	$11,373	$11,526
06/19	$12,037	$12,220
07/19	$11,785	$12,072
08/19	$11,499	$11,699
09/19	$11,762	$11,999
10/19	$12,026	$12,418
11/19	$12,095	$12,527
12/19	$12,581	$13,070
01/20	$12,300	$12,719
02/20	$11,364	$11,713
03/20	$9,574	$10,017
04/20	$10,206	$10,777
05/20	$10,685	$11,129
06/20	$11,060	$11,632
07/20	$11,551	$12,151
08/20	$12,078	$12,671
09/20	$11,856	$12,359
10/20	$11,493	$12,094
11/20	$12,968	$13,720
12/20	$13,630	$14,462
01/21	$13,334	$14,494
02/21	$13,441	$14,781
03/21	$13,748	$14,968
04/21	$14,055	$15,408
05/21	$14,505	$15,890
06/21	$14,280	$15,787
07/21	$14,138	$15,526
08/21	$14,351	$15,821
09/21	$13,819	$15,315
10/21	$14,245	$15,681
11/21	$13,559	$14,975
12/21	$14,072	$15,594
01/22	$13,718	$15,019
02/22	$13,314	$14,722
03/22	$13,265	$14,745
04/22	$12,483	$13,819
05/22	$12,776	$13,918
06/22	$11,676	$12,721
07/22	$12,128	$13,157
08/22	$11,574	$12,733
09/22	$10,531	$11,461
10/22	$11,034	$11,803
11/22	$12,151	$13,197
12/22	$11,884	$13,098
01/23	$12,871	$14,160
02/23	$12,409	$13,663
03/23	$12,771	$13,997
04/23	$12,884	$14,240
05/23	$12,422	$13,722
06/23	$13,096	$14,339
07/23	$13,334	$14,922
08/23	$12,771	$14,248
09/23	$12,209	$13,798
10/23	$11,884	$13,228
11/23	$12,821	$14,419
12/23	$13,317	$15,143
01/24	$13,254	$14,992
02/24	$13,774	$15,372
03/24	$14,205	$15,853
04/24	$13,685	$15,568
05/24	$14,193	$16,019
06/24	$13,964	$16,010
07/24	$14,332	$16,380
08/24	$14,866	$16,847
09/24	$14,981	$17,301
10/24	$14,041	$16,452
11/24	$13,965	$16,303
12/24	$13,599	$15,986

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	2.12%	1.57%	3.12%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

AssetsNet	$ 49,690,937
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 296,378
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$49,690,937
# of Portfolio Holdings	74
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$296,378

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever PLC	3.0%
Tencent Holdings Ltd.	2.9%
RELX PLC	2.8%
Aon PLC, Class A	2.4%
Compass Group PLC	2.3%
Novo Nordisk AS, Class B	2.1%
ABB Ltd.	1.9%
Bureau Veritas SA	1.9%
ICICI Bank Ltd. ADR	1.8%

Material Fund Change [Text Block]
C000028376
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZESX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$119	1.18%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Stock selection within banks was negatively impacted by movements in currencies.

  The net effect of the non-emerging markets bank stocks contributed to performance.

  Stock specific contributors to performance included Taiwan Semiconductor Manufacturing, MTU Aero Engines, and Compass Group Plc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index
12/14	$10,000	$10,000
01/15	$9,978	$9,985
02/15	$10,508	$10,519
03/15	$10,368	$10,349
04/15	$10,714	$10,871
05/15	$10,627	$10,702
06/15	$10,432	$10,403
07/15	$10,476	$10,374
08/15	$9,812	$9,582
09/15	$9,354	$9,138
10/15	$9,942	$9,819
11/15	$9,866	$9,615
12/15	$9,615	$9,435
01/16	$9,147	$8,793
02/16	$8,994	$8,693
03/16	$9,703	$9,400
04/16	$9,844	$9,647
05/16	$9,801	$9,484
06/16	$9,768	$9,339
07/16	$10,040	$9,801
08/16	$9,901	$9,863
09/16	$10,044	$9,984
10/16	$9,659	$9,841
11/16	$9,363	$9,613
12/16	$9,516	$9,859
01/17	$9,824	$10,208
02/17	$9,956	$10,370
03/17	$10,231	$10,634
04/17	$10,582	$10,861
05/17	$10,978	$11,213
06/17	$10,923	$11,248
07/17	$11,363	$11,663
08/17	$11,387	$11,724
09/17	$11,597	$11,942
10/17	$11,773	$12,167
11/17	$11,961	$12,266
12/17	$12,171	$12,540
01/18	$12,811	$13,238
02/18	$12,193	$12,614
03/18	$12,149	$12,391
04/18	$12,082	$12,589
05/18	$11,873	$12,294
06/18	$11,696	$12,063
07/18	$11,895	$12,351
08/18	$11,686	$12,093
09/18	$11,785	$12,149
10/18	$10,789	$11,161
11/18	$10,855	$11,267
12/18	$10,325	$10,757
01/19	$11,012	$11,569
02/19	$11,226	$11,795
03/19	$11,339	$11,866
04/19	$11,722	$12,179
05/19	$11,215	$11,526
06/19	$11,868	$12,220
07/19	$11,620	$12,072
08/19	$11,339	$11,699
09/19	$11,586	$11,999
10/19	$11,845	$12,418
11/19	$11,913	$12,527
12/19	$12,387	$13,070
01/20	$12,112	$12,719
02/20	$11,183	$11,713
03/20	$9,416	$10,017
04/20	$10,047	$10,777
05/20	$10,506	$11,129
06/20	$10,873	$11,632
07/20	$11,355	$12,151
08/20	$11,871	$12,671
09/20	$11,665	$12,359
10/20	$11,286	$12,094
11/20	$12,743	$13,720
12/20	$13,381	$14,462
01/21	$13,092	$14,494
02/21	$13,208	$14,781
03/21	$13,497	$14,968
04/21	$13,797	$15,408
05/21	$14,236	$15,890
06/21	$14,005	$15,787
07/21	$13,866	$15,526
08/21	$14,063	$15,821
09/21	$13,543	$15,315
10/21	$13,959	$15,681
11/21	$13,277	$14,975
12/21	$13,787	$15,594
01/22	$13,429	$15,019
02/22	$13,036	$14,722
03/22	$12,988	$14,745
04/22	$12,214	$13,819
05/22	$12,500	$13,918
06/22	$11,427	$12,721
07/22	$11,868	$13,157
08/22	$11,328	$12,733
09/22	$10,299	$11,461
10/22	$10,778	$11,803
11/22	$11,878	$13,197
12/22	$11,613	$13,098
01/23	$12,573	$14,160
02/23	$12,123	$13,663
03/23	$12,476	$13,997
04/23	$12,585	$14,240
05/23	$12,136	$13,722
06/23	$12,779	$14,339
07/23	$13,010	$14,922
08/23	$12,464	$14,248
09/23	$11,905	$13,798
10/23	$11,601	$13,228
11/23	$12,500	$14,419
12/23	$12,987	$15,143
01/24	$12,925	$14,992
02/24	$13,417	$15,372
03/24	$13,835	$15,853
04/24	$13,331	$15,568
05/24	$13,811	$16,019
06/24	$13,589	$16,010
07/24	$13,946	$16,380
08/24	$14,464	$16,847
09/24	$14,575	$17,301
10/24	$13,664	$16,452
11/24	$13,578	$16,303
12/24	$13,227	$15,986

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	1.85%	1.32%	2.84%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

AssetsNet	$ 49,690,937
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 296,378
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$49,690,937
# of Portfolio Holdings	74
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$296,378

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever PLC	3.0%
Tencent Holdings Ltd.	2.9%
RELX PLC	2.8%
Aon PLC, Class A	2.4%
Compass Group PLC	2.3%
Novo Nordisk AS, Class B	2.1%
ABB Ltd.	1.9%
Bureau Veritas SA	1.9%
ICICI Bank Ltd. ADR	1.8%

Material Fund Change [Text Block]
C000207194
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Institutional Shares
Trading Symbol	ICMPX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,756	$10,761
02/19	$10,990	$10,966	$11,051
03/19	$11,300	$11,031	$11,231
04/19	$11,700	$11,322	$11,585
05/19	$11,320	$10,715	$10,991
06/19	$12,030	$11,360	$11,720
07/19	$11,910	$11,223	$11,696
08/19	$11,680	$10,876	$11,484
09/19	$11,850	$11,155	$11,621
10/19	$12,190	$11,545	$12,043
11/19	$12,610	$11,646	$12,227
12/19	$13,006	$12,150	$12,734
01/20	$12,740	$11,824	$12,612
02/20	$12,002	$10,889	$11,691
03/20	$10,628	$9,313	$10,411
04/20	$11,428	$10,019	$11,309
05/20	$12,145	$10,346	$11,801
06/20	$12,576	$10,814	$12,400
07/20	$13,498	$11,296	$13,240
08/20	$14,246	$11,780	$13,780
09/20	$14,205	$11,490	$13,660
10/20	$13,939	$11,243	$13,420
11/20	$15,302	$12,755	$14,784
12/20	$16,121	$13,445	$15,561
01/21	$16,255	$13,474	$15,655
02/21	$16,214	$13,741	$15,599
03/21	$16,524	$13,915	$15,549
04/21	$17,269	$14,324	$16,123
05/21	$17,775	$14,772	$16,512
06/21	$17,796	$14,676	$16,576
07/21	$18,179	$14,434	$16,324
08/21	$18,571	$14,709	$16,693
09/21	$17,682	$14,238	$15,975
10/21	$18,189	$14,578	$16,470
11/21	$17,289	$13,922	$15,875
12/21	$17,731	$14,497	$16,354
01/22	$16,486	$13,963	$15,035
02/22	$15,905	$13,686	$14,615
03/22	$16,106	$13,708	$14,592
04/22	$14,871	$12,847	$13,506
05/22	$14,882	$12,939	$13,390
06/22	$13,636	$11,827	$12,299
07/22	$14,650	$12,231	$12,976
08/22	$13,721	$11,838	$12,470
09/22	$12,475	$10,655	$11,147
10/22	$13,161	$10,973	$11,366
11/22	$14,787	$12,268	$12,779
12/22	$14,167	$12,176	$12,584
01/23	$15,223	$13,164	$13,648
02/23	$14,754	$12,702	$13,064
03/23	$15,341	$13,012	$13,665
04/23	$15,575	$13,238	$13,803
05/23	$15,191	$12,757	$13,420
06/23	$15,949	$13,330	$13,930
07/23	$16,194	$13,872	$14,364
08/23	$15,426	$13,245	$13,632
09/23	$14,743	$12,827	$12,912
10/23	$14,338	$12,298	$12,410
11/23	$15,757	$13,405	$13,694
12/23	$16,693	$14,078	$14,349
01/24	$16,575	$13,938	$14,240
02/24	$17,197	$14,291	$14,784
03/24	$17,584	$14,737	$15,198
04/24	$16,532	$14,473	$14,777
05/24	$17,122	$14,893	$15,167
06/24	$17,380	$14,884	$15,309
07/24	$17,594	$15,228	$15,470
08/24	$18,475	$15,662	$15,963
09/24	$18,979	$16,084	$16,368
10/24	$18,035	$15,295	$15,536
11/24	$18,056	$15,156	$15,408
12/24	$17,629	$14,862	$15,078

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	5.61%	6.27%	9.91%
MSCI ACWI ex-USA Index	5.53%	4.10%	10.25%
MSCI ACWI ex-USA Growth Index	5.07%	3.44%	7.07%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 306,245,008
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,101,137
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Material Fund Change [Text Block]
C000207192
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Open Shares
Trading Symbol	OCMPX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,756	$10,761
02/19	$10,980	$10,966	$11,051
03/19	$11,290	$11,031	$11,231
04/19	$11,690	$11,322	$11,585
05/19	$11,310	$10,715	$10,991
06/19	$12,000	$11,360	$11,720
07/19	$11,880	$11,223	$11,696
08/19	$11,650	$10,876	$11,484
09/19	$11,820	$11,155	$11,621
10/19	$12,150	$11,545	$12,043
11/19	$12,580	$11,646	$12,227
12/19	$12,966	$12,150	$12,734
01/20	$12,700	$11,824	$12,612
02/20	$11,962	$10,889	$11,691
03/20	$10,588	$9,313	$10,411
04/20	$11,377	$10,019	$11,309
05/20	$12,095	$10,346	$11,801
06/20	$12,515	$10,814	$12,400
07/20	$13,427	$11,296	$13,240
08/20	$14,176	$11,780	$13,780
09/20	$14,135	$11,490	$13,660
10/20	$13,858	$11,243	$13,420
11/20	$15,211	$12,755	$14,784
12/20	$16,030	$13,445	$15,561
01/21	$16,154	$13,474	$15,655
02/21	$16,113	$13,741	$15,599
03/21	$16,423	$13,915	$15,549
04/21	$17,157	$14,324	$16,123
05/21	$17,653	$14,772	$16,512
06/21	$17,674	$14,676	$16,576
07/21	$18,046	$14,434	$16,324
08/21	$18,428	$14,709	$16,693
09/21	$17,550	$14,238	$15,975
10/21	$18,056	$14,578	$16,470
11/21	$17,147	$13,922	$15,875
12/21	$17,584	$14,497	$16,354
01/22	$16,342	$13,963	$15,035
02/22	$15,763	$13,686	$14,615
03/22	$15,963	$13,708	$14,592
04/22	$14,731	$12,847	$13,506
05/22	$14,741	$12,939	$13,390
06/22	$13,509	$11,827	$12,299
07/22	$14,510	$12,231	$12,976
08/22	$13,583	$11,838	$12,470
09/22	$12,340	$10,655	$11,147
10/22	$13,025	$10,973	$11,366
11/22	$14,625	$12,268	$12,779
12/22	$14,014	$12,176	$12,584
01/23	$15,054	$13,164	$13,648
02/23	$14,587	$12,702	$13,064
03/23	$15,171	$13,012	$13,665
04/23	$15,394	$13,238	$13,803
05/23	$15,011	$12,757	$13,420
06/23	$15,755	$13,330	$13,930
07/23	$15,999	$13,872	$14,364
08/23	$15,245	$13,245	$13,632
09/23	$14,555	$12,827	$12,912
10/23	$14,152	$12,298	$12,410
11/23	$15,553	$13,405	$13,694
12/23	$16,475	$14,078	$14,349
01/24	$16,348	$13,938	$14,240
02/24	$16,966	$14,291	$14,784
03/24	$17,339	$14,737	$15,198
04/24	$16,294	$14,473	$14,777
05/24	$16,880	$14,893	$15,167
06/24	$17,126	$14,884	$15,309
07/24	$17,339	$15,228	$15,470
08/24	$18,202	$15,662	$15,963
09/24	$18,703	$16,084	$16,368
10/24	$17,765	$15,295	$15,536
11/24	$17,776	$15,156	$15,408
12/24	$17,361	$14,862	$15,078

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Open Shares	5.38%	6.01%	9.63%
MSCI ACWI ex-USA Index	5.53%	4.10%	10.25%
MSCI ACWI ex-USA Growth Index	5.07%	3.44%	7.07%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 306,245,008
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,101,137
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Material Fund Change [Text Block]
C000207193
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	R6 Shares
Trading Symbol	RCMPX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in, and overweight exposure to, the outperforming information technology sector positively contributed to relative returns (Taiwan Semiconductor Manufacturing, SAP America, Lotes Co. Ltd.).

  Lack of exposure to the underperforming materials and energy sectors positively contributed to relative returns. The Portfolio has no investments in commodity-related businesses, which the portfolio managers believe lack a sustainable competitive advantage.

  Stock selection in, and underweight exposure to, the outperforming financials sector detracted from relative returns (Partners Group Holdings, HDFC Bank, AIA Group).

  Stock selection in, and underweight exposure to, the outperforming health care sector detracted from relative returns (M3, Sartorius).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$990,250	$988,000
03/23	$1,027,877	$1,014,457	$1,033,448
04/23	$1,043,603	$1,032,081	$1,043,886
05/23	$1,017,870	$994,557	$1,014,970
06/23	$1,068,620	$1,039,212	$1,053,539
07/23	$1,085,061	$1,081,463	$1,086,365
08/23	$1,034,310	$1,032,618	$1,030,965
09/23	$987,848	$1,000,004	$976,530
10/23	$960,686	$958,745	$938,543
11/23	$1,055,754	$1,045,046	$1,035,682
12/23	$1,119,034	$1,097,507	$1,085,187
01/24	$1,111,118	$1,086,606	$1,076,940
02/24	$1,152,856	$1,114,115	$1,118,079
03/24	$1,178,763	$1,148,942	$1,149,385
04/24	$1,108,239	$1,128,311	$1,117,547
05/24	$1,148,539	$1,161,032	$1,147,051
06/24	$1,165,090	$1,160,336	$1,157,788
07/24	$1,180,203	$1,187,203	$1,170,011
08/24	$1,239,213	$1,221,014	$1,207,225
09/24	$1,273,036	$1,253,893	$1,237,911
10/24	$1,209,708	$1,192,371	$1,174,970
11/24	$1,211,147	$1,181,578	$1,165,273
12/24	$1,182,346	$1,158,619	$1,140,344

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	5.66%	9.44%
MSCI ACWI ex-USA Index	5.53%	8.24%
MSCI ACWI ex-USA Growth Index	5.07%	7.31%

Performance Inception Date	Feb. 22, 2023
AssetsNet	$ 306,245,008
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,101,137
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$306,245,008
# of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,101,137

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.9%
SAP SE	3.6%
London Stock Exchange Group PLC	3.6%
Halma PLC	3.4%
Partners Group Holding AG	3.3%
EssilorLuxottica SA	3.2%
Aon PLC, Class A	3.1%
Accenture PLC, Class A	3.1%
RELX PLC	3.0%
Industria de Diseno Textil SA	2.9%

Material Fund Change [Text Block]
C000028359
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZISX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	1.03%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Shares of SBI Sumishin Net Bank rose after the Japan-based internet banking services provider reported generally strong quarterly results and amid speculation that the company could be a buyout target.

  Shares of Bawag rose after the Austria-based lender reported solid quarterly results and management gave encouraging outlooks for two recent acquisitions.

  Shares of Japanese semiconductor equipment maker Kokusai Electric underperformed amid macroeconomic concerns and uncertainty around China export control restrictions.

  Shares of Remy Cointreau fell after the France-based beverage maker reported lackluster quarterly results and disappointing management guidance in the first half of the year, and was hurt by sales weakness across multiple geographies. We exited our position during the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
12/14	$10,000	$10,000	$10,000
01/15	$9,940	$10,045	$10,016
02/15	$10,639	$10,652	$10,666
03/15	$10,539	$10,496	$10,556
04/15	$10,969	$10,932	$11,041
05/15	$11,129	$10,897	$11,157
06/15	$11,109	$10,611	$11,015
07/15	$11,159	$10,814	$11,109
08/15	$10,518	$10,060	$10,621
09/15	$10,216	$9,572	$10,263
10/15	$10,679	$10,297	$10,878
11/15	$10,901	$10,158	$10,881
12/15	$10,971	$10,049	$10,960
01/16	$10,327	$9,314	$10,099
02/16	$10,156	$9,165	$10,087
03/16	$11,011	$9,780	$10,895
04/16	$10,951	$10,055	$11,145
05/16	$11,072	$9,983	$11,203
06/16	$10,639	$9,621	$10,612
07/16	$11,042	$10,123	$11,263
08/16	$10,838	$10,121	$11,196
09/16	$11,175	$10,270	$11,529
10/16	$10,654	$10,048	$11,202
11/16	$10,389	$9,837	$10,888
12/16	$10,452	$10,165	$11,200
01/17	$10,783	$10,469	$11,595
02/17	$10,887	$10,631	$11,855
03/17	$11,177	$10,912	$12,092
04/17	$11,809	$11,216	$12,610
05/17	$12,202	$11,628	$13,074
06/17	$12,213	$11,610	$13,048
07/17	$12,751	$11,958	$13,521
08/17	$12,865	$11,968	$13,632
09/17	$13,311	$12,272	$14,021
10/17	$13,611	$12,462	$14,257
11/17	$13,901	$12,602	$14,483
12/17	$14,284	$12,824	$14,869
01/18	$14,937	$13,469	$15,629
02/18	$14,274	$12,881	$15,074
03/18	$14,388	$12,661	$14,904
04/18	$14,212	$12,933	$15,107
05/18	$14,088	$12,667	$14,962
06/18	$13,880	$12,498	$14,671
07/18	$13,994	$12,772	$14,766
08/18	$13,681	$12,547	$14,648
09/18	$13,469	$12,626	$14,543
10/18	$11,808	$11,590	$13,144
11/18	$11,660	$11,565	$13,050
12/18	$10,730	$10,977	$12,209
01/19	$11,776	$11,722	$13,193
02/19	$12,035	$12,015	$13,488
03/19	$11,862	$12,083	$13,510
04/19	$12,283	$12,426	$13,918
05/19	$11,797	$11,821	$13,181
06/19	$12,261	$12,493	$13,740
07/19	$11,981	$12,345	$13,643
08/19	$11,746	$12,027	$13,306
09/19	$12,035	$12,371	$13,680
10/19	$12,534	$12,832	$14,301
11/19	$12,933	$12,996	$14,617
12/19	$13,521	$13,440	$15,255
01/20	$13,155	$13,143	$14,813
02/20	$12,035	$11,940	$13,360
03/20	$9,949	$10,280	$11,057
04/20	$10,992	$11,000	$12,205
05/20	$11,791	$11,522	$13,077
06/20	$12,223	$11,881	$13,255
07/20	$12,612	$12,175	$13,700
08/20	$13,225	$12,841	$14,722
09/20	$13,111	$12,542	$14,613
10/20	$12,759	$12,050	$14,106
11/20	$14,338	$13,887	$16,043
12/20	$15,338	$14,577	$17,139
01/21	$15,326	$14,437	$17,075
02/21	$15,667	$14,770	$17,528
03/21	$15,860	$15,107	$17,912
04/21	$16,883	$15,585	$18,632
05/21	$17,303	$16,063	$19,004
06/21	$17,167	$15,869	$18,689
07/21	$17,428	$16,012	$19,006
08/21	$18,126	$16,323	$19,554
09/21	$17,459	$15,832	$18,856
10/21	$17,735	$16,199	$19,152
11/21	$16,734	$15,421	$18,081
12/21	$17,152	$16,193	$18,870
01/22	$15,981	$15,348	$17,488
02/22	$15,357	$15,088	$17,266
03/22	$15,201	$15,169	$17,259
04/22	$14,233	$14,179	$16,075
05/22	$14,155	$14,254	$15,960
06/22	$12,329	$12,894	$14,207
07/22	$13,157	$13,568	$15,146
08/22	$12,141	$12,930	$14,475
09/22	$10,917	$11,679	$12,811
10/22	$11,456	$12,287	$13,353
11/22	$12,908	$13,647	$14,677
12/22	$12,637	$13,678	$14,834
01/23	$13,738	$14,773	$15,942
02/23	$13,426	$14,463	$15,596
03/23	$13,557	$14,765	$15,564
04/23	$13,722	$15,165	$15,876
05/23	$13,278	$14,525	$15,213
06/23	$13,426	$15,152	$15,652
07/23	$13,738	$15,667	$16,346
08/23	$13,368	$15,078	$15,802
09/23	$12,595	$14,542	$15,102
10/23	$11,936	$13,916	$14,215
11/23	$13,154	$15,222	$15,645
12/23	$14,097	$16,072	$16,786
01/24	$13,695	$16,115	$16,509
02/24	$13,577	$16,378	$16,571
03/24	$13,913	$16,926	$17,188
04/24	$13,392	$16,483	$16,677
05/24	$13,913	$17,132	$17,399
06/24	$13,711	$16,822	$16,903
07/24	$14,651	$17,379	$17,866
08/24	$15,114	$17,913	$18,220
09/24	$15,165	$18,119	$18,685
10/24	$13,922	$17,113	$17,513
11/24	$13,821	$17,031	$17,526
12/24	$13,577	$16,643	$17,122

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	(3.69%)	0.08%	3.11%
MSCI EAFE IMI	3.55%	4.37%	5.23%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

AssetsNet	$ 8,947,432
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$8,947,432
# of Portfolio Holdings	82
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

SBI Sumishin Net Bank Ltd.	2.0%
Phoenix Financial Ltd.	2.0%
Swissquote Group Holding SA	2.0%
Banco Comercial Portugues SA, Class R	1.9%
Beazley PLC	1.9%
CTP NV	1.9%
Toyo Suisan Kaisha Ltd.	1.7%
Hulic Co. Ltd.	1.6%
Gaztransport Et Technigaz SA	1.6%
Nippon Sanso Holdings Corp.	1.6%

Material Fund Change [Text Block]
C000028358
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZSMX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$125	1.28%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Shares of SBI Sumishin Net Bank rose after the Japan-based internet banking services provider reported generally strong quarterly results and amid speculation that the company could be a buyout target.

  Shares of Bawag rose after the Austria-based lender reported solid quarterly results and management gave encouraging outlooks for two recent acquisitions.

  Shares of Japanese semiconductor equipment maker Kokusai Electric underperformed amid macroeconomic concerns and uncertainty around China export control restrictions.

  Shares of Remy Cointreau fell after the France-based beverage maker reported lackluster quarterly results and disappointing management guidance in the first half of the year, and was hurt by sales weakness across multiple geographies. We exited our position during the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
12/14	$10,000	$10,000	$10,000
01/15	$9,940	$10,045	$10,016
02/15	$10,638	$10,652	$10,666
03/15	$10,538	$10,496	$10,556
04/15	$10,967	$10,932	$11,041
05/15	$11,117	$10,897	$11,157
06/15	$11,097	$10,611	$11,015
07/15	$11,147	$10,814	$11,109
08/15	$10,508	$10,060	$10,621
09/15	$10,197	$9,572	$10,263
10/15	$10,658	$10,297	$10,878
11/15	$10,869	$10,158	$10,881
12/15	$10,949	$10,049	$10,960
01/16	$10,298	$9,314	$10,099
02/16	$10,127	$9,165	$10,087
03/16	$10,979	$9,780	$10,895
04/16	$10,919	$10,055	$11,145
05/16	$11,029	$9,983	$11,203
06/16	$10,598	$9,621	$10,612
07/16	$10,999	$10,123	$11,263
08/16	$10,790	$10,121	$11,196
09/16	$11,124	$10,270	$11,529
10/16	$10,617	$10,048	$11,202
11/16	$10,344	$9,837	$10,888
12/16	$10,400	$10,165	$11,200
01/17	$10,729	$10,469	$11,595
02/17	$10,831	$10,631	$11,855
03/17	$11,118	$10,912	$12,092
04/17	$11,744	$11,216	$12,610
05/17	$12,134	$11,628	$13,074
06/17	$12,144	$11,610	$13,048
07/17	$12,677	$11,958	$13,521
08/17	$12,790	$11,968	$13,632
09/17	$13,221	$12,272	$14,021
10/17	$13,518	$12,462	$14,257
11/17	$13,806	$12,602	$14,483
12/17	$14,175	$12,824	$14,869
01/18	$14,821	$13,469	$15,629
02/18	$14,165	$12,881	$15,074
03/18	$14,267	$12,661	$14,904
04/18	$14,103	$12,933	$15,107
05/18	$13,970	$12,667	$14,962
06/18	$13,764	$12,498	$14,671
07/18	$13,877	$12,772	$14,766
08/18	$13,553	$12,547	$14,648
09/18	$13,344	$12,626	$14,543
10/18	$11,693	$11,590	$13,144
11/18	$11,557	$11,565	$13,050
12/18	$10,618	$10,977	$12,209
01/19	$11,651	$11,722	$13,193
02/19	$11,907	$12,015	$13,488
03/19	$11,736	$12,083	$13,510
04/19	$12,151	$12,426	$13,918
05/19	$11,662	$11,821	$13,181
06/19	$12,120	$12,493	$13,740
07/19	$11,843	$12,345	$13,643
08/19	$11,611	$12,027	$13,306
09/19	$11,885	$12,371	$13,680
10/19	$12,389	$12,832	$14,301
11/19	$12,772	$12,996	$14,617
12/19	$13,353	$13,440	$15,255
01/20	$12,991	$13,143	$14,813
02/20	$11,885	$11,940	$13,360
03/20	$9,815	$10,280	$11,057
04/20	$10,844	$11,000	$12,205
05/20	$11,633	$11,522	$13,077
06/20	$12,049	$11,881	$13,255
07/20	$12,433	$12,175	$13,700
08/20	$13,038	$12,841	$14,722
09/20	$12,927	$12,542	$14,613
10/20	$12,580	$12,050	$14,106
11/20	$14,124	$13,887	$16,043
12/20	$15,109	$14,577	$17,139
01/21	$15,087	$14,437	$17,075
02/21	$15,422	$14,770	$17,528
03/21	$15,613	$15,107	$17,912
04/21	$16,620	$15,585	$18,632
05/21	$17,023	$16,063	$19,004
06/21	$16,888	$15,869	$18,689
07/21	$17,146	$16,012	$19,006
08/21	$17,833	$16,323	$19,554
09/21	$17,177	$15,832	$18,856
10/21	$17,437	$16,199	$19,152
11/21	$16,454	$15,421	$18,081
12/21	$16,862	$16,193	$18,870
01/22	$15,700	$15,348	$17,488
02/22	$15,089	$15,088	$17,266
03/22	$14,921	$15,169	$17,259
04/22	$13,973	$14,179	$16,075
05/22	$13,897	$14,254	$15,960
06/22	$12,108	$12,894	$14,207
07/22	$12,903	$13,568	$15,146
08/22	$11,908	$12,930	$14,475
09/22	$10,710	$11,679	$12,811
10/22	$11,237	$12,287	$13,353
11/22	$12,660	$13,647	$14,677
12/22	$12,395	$13,678	$14,834
01/23	$13,471	$14,773	$15,942
02/23	$13,150	$14,463	$15,596
03/23	$13,278	$14,765	$15,564
04/23	$13,439	$15,165	$15,876
05/23	$13,005	$14,525	$15,213
06/23	$13,150	$15,152	$15,652
07/23	$13,455	$15,667	$16,346
08/23	$13,093	$15,078	$15,802
09/23	$12,321	$14,542	$15,102
10/23	$11,678	$13,916	$14,215
11/23	$12,852	$15,222	$15,645
12/23	$13,788	$16,072	$16,786
01/24	$13,379	$16,115	$16,509
02/24	$13,281	$16,378	$16,571
03/24	$13,591	$16,926	$17,188
04/24	$13,084	$16,483	$16,677
05/24	$13,591	$17,132	$17,399
06/24	$13,395	$16,822	$16,903
07/24	$14,311	$17,379	$17,866
08/24	$14,746	$17,913	$18,220
09/24	$14,795	$18,119	$18,685
10/24	$13,584	$17,113	$17,513
11/24	$13,486	$17,031	$17,526
12/24	$13,248	$16,643	$17,122

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	(3.91%)	(0.16%)	2.85%
MSCI EAFE IMI	3.55%	4.37%	5.23%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

AssetsNet	$ 8,947,432
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$8,947,432
# of Portfolio Holdings	82
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

SBI Sumishin Net Bank Ltd.	2.0%
Phoenix Financial Ltd.	2.0%
Swissquote Group Holding SA	2.0%
Banco Comercial Portugues SA, Class R	1.9%
Beazley PLC	1.9%
CTP NV	1.9%
Toyo Suisan Kaisha Ltd.	1.7%
Hulic Co. Ltd.	1.6%
Gaztransport Et Technigaz SA	1.6%
Nippon Sanso Holdings Corp.	1.6%

Material Fund Change [Text Block]
C000028379
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LISIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,985	$10,049
02/15	$10,561	$10,650
03/15	$10,488	$10,488
04/15	$10,714	$10,916
05/15	$10,773	$10,860
06/15	$10,620	$10,553
07/15	$10,671	$10,772
08/15	$9,927	$9,980
09/15	$9,483	$9,473
10/15	$10,109	$10,213
11/15	$10,036	$10,054
12/15	$9,830	$9,918
01/16	$9,328	$9,201
02/16	$9,203	$9,033
03/16	$9,800	$9,620
04/16	$9,866	$9,899
05/16	$9,881	$9,809
06/16	$9,675	$9,480
07/16	$9,911	$9,960
08/16	$9,793	$9,967
09/16	$9,889	$10,090
10/16	$9,513	$9,883
11/16	$9,195	$9,686
12/16	$9,321	$10,018
01/17	$9,546	$10,308
02/17	$9,614	$10,455
03/17	$9,853	$10,743
04/17	$10,205	$11,016
05/17	$10,648	$11,420
06/17	$10,625	$11,400
07/17	$11,037	$11,728
08/17	$11,022	$11,723
09/17	$11,232	$12,015
10/17	$11,427	$12,198
11/17	$11,644	$12,326
12/17	$11,918	$12,524
01/18	$12,684	$13,152
02/18	$12,161	$12,558
03/18	$12,191	$12,332
04/18	$12,183	$12,613
05/18	$12,161	$12,330
06/18	$11,940	$12,179
07/18	$12,100	$12,479
08/18	$11,973	$12,238
09/18	$12,087	$12,344
10/18	$11,069	$11,362
11/18	$11,221	$11,347
12/18	$10,684	$10,797
01/19	$11,413	$11,506
02/19	$11,786	$11,800
03/19	$11,911	$11,874
04/19	$12,267	$12,208
05/19	$11,695	$11,621
06/19	$12,334	$12,311
07/19	$12,101	$12,155
08/19	$11,906	$11,840
09/19	$12,147	$12,180
10/19	$12,371	$12,617
11/19	$12,545	$12,759
12/19	$12,987	$13,174
01/20	$12,801	$12,899
02/20	$11,822	$11,733
03/20	$9,896	$10,166
04/20	$10,589	$10,823
05/20	$11,121	$11,294
06/20	$11,484	$11,678
07/20	$11,931	$11,950
08/20	$12,644	$12,564
09/20	$12,255	$12,238
10/20	$11,840	$11,749
11/20	$13,684	$13,570
12/20	$14,361	$14,201
01/21	$13,977	$14,050
02/21	$14,344	$14,364
03/21	$14,762	$14,695
04/21	$15,411	$15,137
05/21	$15,837	$15,630
06/21	$15,436	$15,454
07/21	$15,556	$15,570
08/21	$15,952	$15,844
09/21	$15,345	$15,384
10/21	$15,678	$15,763
11/21	$14,687	$15,030
12/21	$15,222	$15,799
01/22	$14,654	$15,036
02/22	$14,245	$14,770
03/22	$13,938	$14,865
04/22	$13,120	$13,903
05/22	$13,408	$14,007
06/22	$12,311	$12,707
07/22	$12,944	$13,340
08/22	$12,153	$12,706
09/22	$11,056	$11,518
10/22	$11,818	$12,138
11/22	$13,036	$13,505
12/22	$12,653	$13,516
01/23	$13,596	$14,610
02/23	$13,181	$14,305
03/23	$13,643	$14,660
04/23	$13,699	$15,073
05/23	$13,549	$14,436
06/23	$14,171	$15,092
07/23	$14,312	$15,581
08/23	$13,835	$14,985
09/23	$13,241	$14,472
10/23	$12,750	$13,886
11/23	$14,043	$15,175
12/23	$14,811	$15,980
01/24	$14,696	$16,073
02/24	$15,356	$16,367
03/24	$15,662	$16,906
04/24	$14,907	$16,473
05/24	$15,490	$17,110
06/24	$15,165	$16,840
07/24	$15,662	$17,334
08/24	$16,146	$17,897
09/24	$16,002	$18,063
10/24	$15,063	$17,080
11/24	$15,178	$16,983
12/24	$14,609	$16,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	(1.36%)	2.38%	3.86%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 2,556,188,586
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 28,277,157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028378
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Open Shares
Trading Symbol	LISOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$107	1.08%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$9,993	$10,049
02/15	$10,564	$10,650
03/15	$10,485	$10,488
04/15	$10,709	$10,916
05/15	$10,767	$10,860
06/15	$10,615	$10,553
07/15	$10,658	$10,772
08/15	$9,920	$9,980
09/15	$9,465	$9,473
10/15	$10,094	$10,213
11/15	$10,014	$10,054
12/15	$9,811	$9,918
01/16	$9,307	$9,201
02/16	$9,183	$9,033
03/16	$9,775	$9,620
04/16	$9,840	$9,899
05/16	$9,848	$9,809
06/16	$9,643	$9,480
07/16	$9,877	$9,960
08/16	$9,753	$9,967
09/16	$9,848	$10,090
10/16	$9,468	$9,883
11/16	$9,154	$9,686
12/16	$9,284	$10,018
01/17	$9,499	$10,308
02/17	$9,565	$10,455
03/17	$9,802	$10,743
04/17	$10,149	$11,016
05/17	$10,586	$11,420
06/17	$10,564	$11,400
07/17	$10,971	$11,728
08/17	$10,956	$11,723
09/17	$11,156	$12,015
10/17	$11,355	$12,198
11/17	$11,562	$12,326
12/17	$11,832	$12,524
01/18	$12,594	$13,152
02/18	$12,071	$12,558
03/18	$12,093	$12,332
04/18	$12,086	$12,613
05/18	$12,063	$12,330
06/18	$11,839	$12,179
07/18	$11,996	$12,479
08/18	$11,871	$12,238
09/18	$11,976	$12,344
10/18	$10,967	$11,362
11/18	$11,109	$11,347
12/18	$10,583	$10,797
01/19	$11,299	$11,506
02/19	$11,673	$11,800
03/19	$11,787	$11,874
04/19	$12,137	$12,208
05/19	$11,567	$11,621
06/19	$12,202	$12,311
07/19	$11,966	$12,155
08/19	$11,774	$11,840
09/19	$12,010	$12,180
10/19	$12,222	$12,617
11/19	$12,393	$12,759
12/19	$12,827	$13,174
01/20	$12,637	$12,899
02/20	$11,670	$11,733
03/20	$9,769	$10,166
04/20	$10,455	$10,823
05/20	$10,976	$11,294
06/20	$11,331	$11,678
07/20	$11,769	$11,950
08/20	$12,467	$12,564
09/20	$12,078	$12,238
10/20	$11,672	$11,749
11/20	$13,485	$13,570
12/20	$14,153	$14,201
01/21	$13,770	$14,050
02/21	$14,128	$14,364
03/21	$14,528	$14,695
04/21	$15,170	$15,137
05/21	$15,586	$15,630
06/21	$15,186	$15,454
07/21	$15,303	$15,570
08/21	$15,690	$15,844
09/21	$15,089	$15,384
10/21	$15,414	$15,763
11/21	$14,438	$15,030
12/21	$14,956	$15,799
01/22	$14,405	$15,036
02/22	$13,988	$14,770
03/22	$13,690	$14,865
04/22	$12,884	$13,903
05/22	$13,165	$14,007
06/22	$12,088	$12,707
07/22	$12,704	$13,340
08/22	$11,925	$12,706
09/22	$10,849	$11,518
10/22	$11,591	$12,138
11/22	$12,776	$13,505
12/22	$12,408	$13,516
01/23	$13,323	$14,610
02/23	$12,920	$14,305
03/23	$13,359	$14,660
04/23	$13,414	$15,073
05/23	$13,268	$14,436
06/23	$13,872	$15,092
07/23	$14,009	$15,581
08/23	$13,546	$14,985
09/23	$12,960	$14,472
10/23	$12,474	$13,886
11/23	$13,729	$15,175
12/23	$14,474	$15,980
01/24	$14,372	$16,073
02/24	$15,011	$16,367
03/24	$15,298	$16,906
04/24	$14,558	$16,473
05/24	$15,132	$17,110
06/24	$14,808	$16,840
07/24	$15,289	$17,334
08/24	$15,757	$17,897
09/24	$15,609	$18,063
10/24	$14,700	$17,080
11/24	$14,802	$16,983
12/24	$14,241	$16,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	(1.61%)	2.11%	3.60%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 2,556,188,586
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 28,277,157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000134193
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLITX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Two large positions in pharmaceuticals detracted from performance: Novo Nordisk and ICON Plc.

  We believed certain beverage companies offered compelling valuations, however they experienced disappointing sales volume relative to expectations.

  Overweight exposure to semiconductors, which lagged, and underweight to banks, which outperformed, detracted from performance.

  Stock selection within the consumer discretionary sector positively contributed to relative returns: Compass and Sanrio.

  Stock specific contributors to performance included: Bank Leumi and MTU Aero Engines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
01/15	$1,000,000	$1,000,000
01/15	$1,000,730	$1,023,850
02/15	$1,057,664	$1,085,076
03/15	$1,049,635	$1,068,583
04/15	$1,072,993	$1,112,181
05/15	$1,078,102	$1,106,509
06/15	$1,062,774	$1,075,195
07/15	$1,067,883	$1,097,559
08/15	$993,431	$1,016,779
09/15	$948,175	$965,126
10/15	$1,010,949	$1,040,599
11/15	$1,003,650	$1,024,366
12/15	$982,721	$1,010,537
01/16	$932,627	$937,461
02/16	$920,104	$920,286
03/16	$979,774	$980,166
04/16	$986,404	$1,008,543
05/16	$987,878	$999,381
06/16	$967,251	$965,834
07/16	$990,824	$1,014,783
08/16	$979,038	$1,015,504
09/16	$988,614	$1,027,978
10/16	$951,044	$1,006,951
11/16	$919,367	$986,897
12/16	$931,938	$1,020,642
01/17	$954,394	$1,050,241
02/17	$961,131	$1,065,260
03/17	$985,084	$1,094,554
04/17	$1,020,266	$1,122,356
05/17	$1,064,430	$1,163,546
06/17	$1,062,184	$1,161,452
07/17	$1,103,354	$1,194,902
08/17	$1,101,857	$1,194,452
09/17	$1,122,816	$1,224,193
10/17	$1,143,027	$1,242,783
11/17	$1,163,986	$1,255,818
12/17	$1,191,192	$1,275,975
01/18	$1,267,774	$1,339,977
02/18	$1,215,456	$1,279,496
03/18	$1,218,489	$1,256,434
04/18	$1,217,730	$1,285,122
05/18	$1,215,456	$1,256,235
06/18	$1,193,467	$1,240,888
07/18	$1,209,390	$1,271,414
08/18	$1,197,471	$1,246,876
09/18	$1,208,089	$1,257,723
10/18	$1,107,225	$1,157,609
11/18	$1,121,634	$1,156,104
12/18	$1,067,953	$1,100,033
01/19	$1,140,806	$1,172,327
02/19	$1,178,060	$1,202,211
03/19	$1,191,306	$1,209,792
04/19	$1,226,076	$1,243,799
05/19	$1,168,953	$1,184,064
06/19	$1,233,527	$1,254,309
07/19	$1,209,519	$1,238,379
08/19	$1,189,973	$1,206,305
09/19	$1,214,021	$1,240,926
10/19	$1,236,411	$1,285,475
11/19	$1,253,825	$1,300,001
12/19	$1,297,948	$1,342,251
01/20	$1,279,394	$1,314,198
02/20	$1,181,563	$1,195,395
03/20	$989,274	$1,035,810
04/20	$1,058,431	$1,102,723
05/20	$1,111,563	$1,150,691
06/20	$1,148,671	$1,189,815
07/20	$1,192,527	$1,217,537
08/20	$1,264,511	$1,280,119
09/20	$1,224,810	$1,246,836
10/20	$1,183,420	$1,197,087
11/20	$1,368,409	$1,382,636
12/20	$1,436,056	$1,446,928
01/21	$1,397,705	$1,431,446
02/21	$1,433,500	$1,463,510
03/21	$1,475,260	$1,497,171
04/21	$1,540,884	$1,542,236
05/21	$1,583,497	$1,592,513
06/21	$1,543,441	$1,574,517
07/21	$1,555,373	$1,586,326
08/21	$1,594,929	$1,614,246
09/21	$1,533,487	$1,567,432
10/21	$1,566,769	$1,605,991
11/21	$1,468,632	$1,531,313
12/21	$1,521,151	$1,609,716
01/22	$1,465,431	$1,531,967
02/22	$1,423,642	$1,504,851
03/22	$1,392,996	$1,514,482
04/22	$1,311,273	$1,416,495
05/22	$1,340,062	$1,427,119
06/22	$1,230,480	$1,294,682
07/22	$1,294,557	$1,359,157
08/22	$1,214,692	$1,294,597
09/22	$1,105,110	$1,173,552
10/22	$1,181,260	$1,236,690
11/22	$1,302,915	$1,375,941
12/22	$1,264,589	$1,377,041
01/23	$1,359,693	$1,488,582
02/23	$1,318,262	$1,457,470
03/23	$1,363,459	$1,493,616
04/23	$1,369,109	$1,535,736
05/23	$1,354,043	$1,470,774
06/23	$1,416,190	$1,537,694
07/23	$1,431,255	$1,587,516
08/23	$1,383,600	$1,526,714
09/23	$1,324,222	$1,474,500
10/23	$1,274,270	$1,414,783
11/23	$1,403,393	$1,546,075
12/23	$1,480,105	$1,628,171
01/24	$1,469,594	$1,637,615
02/24	$1,535,525	$1,667,583
03/24	$1,565,146	$1,722,447
04/24	$1,490,616	$1,678,352
05/24	$1,548,902	$1,743,304
06/24	$1,515,459	$1,715,722
07/24	$1,566,102	$1,766,055
08/24	$1,613,432	$1,823,481
09/24	$1,600,034	$1,840,319
10/24	$1,506,252	$1,740,241
11/24	$1,517,736	$1,730,368
12/24	$1,460,914	$1,691,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	(1.30%)	2.39%	3.88%
MSCI EAFE Index	3.82%	4.73%	5.42%

Performance Inception Date	Jan. 19, 2015
AssetsNet	$ 2,556,188,586
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 28,277,157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,556,188,586
# of Portfolio Holdings	67
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$28,277,157

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
RELX PLC	3.2%
ASML Holding NV	3.2%
Aon PLC, Class A	2.8%
Bank Leumi Le-Israel BM	2.8%
Coca-Cola Europacific Partners PLC	2.4%
ICON PLC	2.3%
Compass Group PLC	2.3%
London Stock Exchange Group PLC	2.2%
UniCredit SpA	2.2%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.95% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 0.95% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000176375
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Institutional Shares
Trading Symbol	RALIX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Real Assets Blend Index
01/17	$10,070	$10,241	$10,101
02/17	$10,280	$10,525	$10,312
03/17	$10,305	$10,637	$10,272
04/17	$10,396	$10,795	$10,318
05/17	$10,516	$11,024	$10,481
06/17	$10,451	$11,065	$10,483
07/17	$10,561	$11,330	$10,717
08/17	$10,621	$11,346	$10,832
09/17	$10,621	$11,600	$10,781
10/17	$10,752	$11,819	$10,905
11/17	$10,913	$12,076	$11,064
12/17	$10,990	$12,239	$11,201
01/18	$11,092	$12,885	$11,330
02/18	$10,693	$12,351	$10,793
03/18	$10,723	$12,082	$10,924
04/18	$10,888	$12,221	$11,140
05/18	$10,908	$12,298	$11,247
06/18	$10,888	$12,292	$11,215
07/18	$10,981	$12,675	$11,244
08/18	$10,952	$12,833	$11,157
09/18	$10,952	$12,905	$11,129
10/18	$10,558	$11,957	$10,778
11/18	$10,641	$12,094	$11,048
12/18	$10,160	$11,175	$10,452
01/19	$10,742	$12,044	$11,325
02/19	$10,937	$12,406	$11,453
03/19	$11,044	$12,569	$11,728
04/19	$11,152	$13,015	$11,692
05/19	$10,958	$12,264	$11,520
06/19	$11,271	$13,072	$11,838
07/19	$11,293	$13,138	$11,806
08/19	$11,305	$12,868	$11,804
09/19	$11,446	$13,143	$11,997
10/19	$11,576	$13,476	$12,206
11/19	$11,544	$13,852	$12,023
12/19	$11,793	$14,268	$12,454
01/20	$11,782	$14,181	$12,227
02/20	$11,230	$12,983	$11,397
03/20	$9,931	$11,265	$9,575
04/20	$10,363	$12,495	$10,005
05/20	$10,617	$13,099	$10,314
06/20	$10,723	$13,446	$10,433
07/20	$10,989	$14,088	$10,839
08/20	$11,260	$15,030	$11,230
09/20	$10,993	$14,511	$10,934
10/20	$10,881	$14,066	$10,789
11/20	$11,628	$15,865	$11,665
12/20	$11,865	$16,537	$12,008
01/21	$11,716	$16,373	$12,027
02/21	$12,049	$16,793	$12,396
03/21	$12,324	$17,352	$12,715
04/21	$13,083	$18,159	$13,464
05/21	$13,348	$18,420	$13,707
06/21	$13,463	$18,695	$13,783
07/21	$13,727	$19,029	$14,060
08/21	$13,785	$19,503	$14,202
09/21	$13,707	$18,694	$14,002
10/21	$14,285	$19,752	$14,605
11/21	$13,973	$19,319	$13,955
12/21	$14,428	$20,144	$14,748
01/22	$14,428	$19,079	$14,767
02/22	$14,505	$18,596	$14,937
03/22	$15,407	$19,105	$15,915
04/22	$15,368	$17,518	$15,645
05/22	$15,342	$17,532	$15,607
06/22	$13,876	$16,013	$14,280
07/22	$14,731	$17,285	$15,073
08/22	$14,333	$16,562	$14,631
09/22	$12,810	$15,022	$13,031
10/22	$13,215	$16,101	$13,362
11/22	$13,790	$17,220	$14,201
12/22	$13,209	$16,488	$13,827
01/23	$13,790	$17,655	$14,376
02/23	$13,236	$17,231	$13,682
03/23	$13,231	$17,764	$13,644
04/23	$13,342	$18,075	$13,790
05/23	$12,785	$17,894	$13,056
06/23	$13,180	$18,977	$13,539
07/23	$13,601	$19,614	$14,077
08/23	$13,278	$19,145	$13,661
09/23	$12,817	$18,320	$13,131
10/23	$12,634	$17,789	$12,925
11/23	$13,365	$19,458	$13,706
12/23	$13,795	$20,413	$14,166
01/24	$13,495	$20,658	$13,855
02/24	$13,524	$21,534	$13,806
03/24	$13,913	$22,225	$14,243
04/24	$13,597	$21,401	$13,943
05/24	$14,043	$22,357	$14,393
06/24	$14,012	$22,814	$14,248
07/24	$14,417	$23,216	$14,653
08/24	$14,939	$23,830	$15,146
09/24	$15,506	$24,266	$15,720
10/24	$15,054	$23,785	$15,217
11/24	$15,419	$24,876	$15,516
12/24	$14,609	$24,228	$14,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	5.90%	4.38%	4.85%
MSCI World Index	18.67%	11.17%	11.69%
Real Assets Blend Index	5.10%	3.63%	5.10%

Performance Inception Date	Dec. 30, 2016
AssetsNet	$ 4,484,579
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Material Fund Change [Text Block]
C000176376
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Open Shares
Trading Symbol	RALOX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Real Assets Blend Index
02/17	$10,239	$10,371	$10,285
03/17	$10,259	$10,481	$10,244
04/17	$10,349	$10,637	$10,291
05/17	$10,469	$10,862	$10,453
06/17	$10,407	$10,903	$10,455
07/17	$10,507	$11,164	$10,688
08/17	$10,567	$11,180	$10,803
09/17	$10,567	$11,430	$10,752
10/17	$10,698	$11,646	$10,876
11/17	$10,848	$11,899	$11,034
12/17	$10,928	$12,059	$11,171
01/18	$11,030	$12,696	$11,300
02/18	$10,621	$12,171	$10,764
03/18	$10,656	$11,905	$10,894
04/18	$10,819	$12,042	$11,110
05/18	$10,840	$12,118	$11,217
06/18	$10,813	$12,112	$11,185
07/18	$10,905	$12,490	$11,214
08/18	$10,867	$12,645	$11,127
09/18	$10,860	$12,715	$11,099
10/18	$10,469	$11,782	$10,749
11/18	$10,551	$11,916	$11,018
12/18	$10,077	$11,011	$10,424
01/19	$10,655	$11,867	$11,295
02/19	$10,837	$12,225	$11,422
03/19	$10,948	$12,385	$11,697
04/19	$11,045	$12,825	$11,660
05/19	$10,852	$12,085	$11,489
06/19	$11,156	$12,881	$11,806
07/19	$11,177	$12,945	$11,774
08/19	$11,189	$12,680	$11,773
09/19	$11,322	$12,950	$11,965
10/19	$11,452	$13,279	$12,173
11/19	$11,419	$13,649	$11,990
12/19	$11,669	$14,059	$12,421
01/20	$11,658	$13,973	$12,195
02/20	$11,101	$12,792	$11,367
03/20	$9,829	$11,100	$9,549
04/20	$10,234	$12,312	$9,978
05/20	$10,486	$12,907	$10,286
06/20	$10,594	$13,249	$10,406
07/20	$10,858	$13,882	$10,810
08/20	$11,115	$14,809	$11,200
09/20	$10,855	$14,298	$10,905
10/20	$10,745	$13,860	$10,760
11/20	$11,472	$15,632	$11,634
12/20	$11,707	$16,295	$11,976
01/21	$11,549	$16,134	$11,995
02/21	$11,877	$16,547	$12,363
03/21	$12,153	$17,098	$12,681
04/21	$12,901	$17,893	$13,428
05/21	$13,150	$18,150	$13,671
06/21	$13,278	$18,421	$13,746
07/21	$13,516	$18,751	$14,022
08/21	$13,584	$19,217	$14,164
09/21	$13,499	$18,420	$13,964
10/21	$14,057	$19,462	$14,566
11/21	$13,761	$19,036	$13,918
12/21	$14,198	$19,849	$14,708
01/22	$14,198	$18,799	$14,728
02/22	$14,274	$18,323	$14,897
03/22	$15,165	$18,826	$15,873
04/22	$15,114	$17,261	$15,603
05/22	$15,076	$17,275	$15,565
06/22	$13,639	$15,779	$14,242
07/22	$14,466	$17,032	$15,033
08/22	$14,088	$16,320	$14,592
09/22	$12,584	$14,802	$12,996
10/22	$12,981	$15,865	$13,326
11/22	$13,545	$16,967	$14,163
12/22	$12,966	$16,246	$13,790
01/23	$13,522	$17,397	$14,338
02/23	$12,993	$16,979	$13,645
03/23	$12,979	$17,504	$13,607
04/23	$13,075	$17,810	$13,753
05/23	$12,542	$17,632	$13,021
06/23	$12,935	$18,699	$13,503
07/23	$13,334	$19,327	$14,039
08/23	$13,018	$18,865	$13,625
09/23	$12,557	$18,052	$13,096
10/23	$12,379	$17,528	$12,891
11/23	$13,080	$19,173	$13,669
12/23	$13,506	$20,114	$14,128
01/24	$13,199	$20,355	$13,818
02/24	$13,227	$21,218	$13,769
03/24	$13,613	$21,900	$14,205
04/24	$13,304	$21,087	$13,905
05/24	$13,739	$22,030	$14,354
06/24	$13,686	$22,480	$14,210
07/24	$14,083	$22,876	$14,614
08/24	$14,606	$23,480	$15,106
09/24	$15,151	$23,910	$15,678
10/24	$14,710	$23,436	$15,176
11/24	$15,066	$24,512	$15,475
12/24	$14,266	$23,873	$14,849

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/9/17
Open Shares	5.63%	4.10%	4.55%
MSCI World Index	18.67%	11.17%	11.51%
Real Assets Blend Index	5.10%	3.63%	5.08%

Performance Inception Date	Jan. 09, 2017
AssetsNet	$ 4,484,579
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Material Fund Change [Text Block]
C000176377
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	R6 Shares
Trading Symbol	RALYX:
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio allocates investments within three Real Assets categories: Infrastructure, Real Estate and Commodities.

  Infrastructure stocks contributed to performance, with the help of midstream energy companies Targa Resources and Energy Transfer. Positions in wireless infrastructure providers hurt performance.

  Real Estate was the worst-performing of the three categories, though it still contributed to absolute performance.

  The Portfolio’s Commodities allocation contributed, and outperformed Real Estate and Infrastructure, primarily due to gold, silver, coffee, and crude oil exposures. Commodity-related equities posted gains as well. Soybeans, soybean meal, wheat, and natural gas exposure detracted.

  The Portfolio employed currency forwards during the period, from the beginning of the year through August 2024 – the contribution of these instruments was neutral for Portfolio performance.

  The Portfolio used futures and total return swaps to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,036,700	$1,043,500
08/22	$1,020,582	$993,366	$1,012,925
09/22	$912,281	$900,983	$902,111
10/22	$941,109	$965,673	$925,025
11/22	$982,027	$1,032,788	$983,117
12/22	$940,774	$988,894	$957,261
01/23	$981,206	$1,058,908	$995,264
02/23	$942,746	$1,033,494	$947,193
03/23	$942,468	$1,065,429	$944,541
04/23	$950,413	$1,084,074	$954,647
05/23	$910,688	$1,073,233	$903,860
06/23	$938,982	$1,138,164	$937,303
07/23	$968,981	$1,176,406	$974,514
08/23	$945,981	$1,148,290	$945,765
09/23	$913,186	$1,098,799	$909,070
10/23	$900,169	$1,066,934	$894,797
11/23	$951,235	$1,167,012	$948,843
12/23	$982,016	$1,224,313	$980,724
01/24	$960,668	$1,239,004	$959,153
02/24	$963,718	$1,291,538	$955,752
03/24	$991,581	$1,332,996	$986,019
04/24	$969,045	$1,283,542	$965,239
05/24	$1,000,801	$1,340,917	$996,416
06/24	$998,720	$1,368,309	$986,384
07/24	$1,027,638	$1,392,422	$1,014,435
08/24	$1,064,819	$1,429,224	$1,048,565
09/24	$1,106,419	$1,455,399	$1,088,306
10/24	$1,073,174	$1,426,528	$1,053,438
11/24	$1,099,147	$1,491,987	$1,074,168
12/24	$1,042,568	$1,453,105	$1,030,725

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/22/22
R6 Shares	6.17%	1.72%
MSCI World Index	18.67%	16.48%
Real Assets Blend Index	5.10%	1.24%

Performance Inception Date	Jul. 22, 2022
AssetsNet	$ 4,484,579
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,484,579
# of Portfolio Holdings	137
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	4.5%
Prologis, Inc.	2.3%
iShares Silver Trust	2.1%
SBA Communications Corp.	2.0%
Equinix, Inc.	1.8%
American Tower Corp.	1.8%
Crown Castle, Inc.	1.5%
Energy Transfer Equity LP	1.3%
AvalonBay Communities, Inc.	1.3%
Targa Resources Corp.	1.3%

Material Fund Change [Text Block]